Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024020088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
XXX Established and Appraisal Receipt Acknowledged w/in XXX days. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
XXX with established XXX and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A	XXX		XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.			Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped. ; XXX required. Refund in the amount of $XXX or valid XXX. Cure requirements are PCCD, LOE, copy of refund check, and proof of delivery. The appraisal fee increased from $XXX on Initial LE issued XXX to $XXX on subsequent LE issued XXX without valid COC. Please provide details as to why appraisal fee increased or cure.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - Received LE dated XXX Lock In Disclosure, and COC dated XXX ; Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - Received cure package: copy of refund check iao XXX dated XXX LOE, proof of mailing, and PCCD dated XXX Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - Cure package submitted XXX to include LOE, PCCD, copy of refund check, and proof of mailing. Shipping label created and issued. Package delivered XXX ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX - Documents provided were provided at time of initial review and does not clear/cure current exception.; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
															XXX - shipping label created; package not yet shipped. ; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped. ; TILA XXX cure required. Refund in the amount of XXX or valid COC. Cure requirements are PCCD, LOE, copy of refund check, and proof of delivery. The appraisal fee increased from XXX on Initial LE issued XXX to XXX on subsequent LE issued XXX without valid COC. Please provide details as to why appraisal fee increased or cure.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the XXX with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
XXX - Received LE dated XXX Lock In Disclosure, and COC dated XXX ; Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
XXX - Received cure package: copy of refund check iao XXX dated XXX LOE, proof of mailing, and PCCD dated XXX Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
XXX - Cure package submitted XXX to include LOE, PCCD, copy of refund check, and proof of mailing. Shipping label created and issued. Package delivered XXX ; Change status of 'Reimbursement Amount Test' from Open Rebuttal to Active.;
XXX - Documents provided were provided at time of initial review and does not clear/cure current exception.; Change status of 'Reimbursement Amount Test' from Open Rebuttal to Active.;
															XXX - shipping label created; package not yet shipped. ; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
XXX - Received LE dated XXX Lock In Disclosure, and COC dated XXX ; Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
XXX - Received cure package: copy of refund check iao XXX dated XXX LOE, proof of mailing, and PCCD dated XXX ; Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
XXX - Cure package submitted XXX to include LOE, PCCD, copy of refund check, and proof of mailing. Shipping label created and issued. Package delivered XXX ; Change status of 'Consummation or Reimbursement Date Validation Test' from Open Rebuttal to Active.;
XXX - Documents provided were provided at time of initial review and does not clear/cure current exception.; Change status of 'Consummation or Reimbursement Date Validation Test' from Open Rebuttal to Active.;
															XXX - shipping label created; package not yet shipped. ; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower does not own a primary residence and lives rent free.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Housing history does not meet guidelines.  Borrower does not own a primary residence and lives rent free.;
Lender exception give page 1-2, 1068.  Per XXX Por exception granted.  Compensating facotrs given of FICO XXX LTV XXX no lates payments x XXX and XXX months reserves. Strong mortgage history on additional REO properties; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Housing history does not meet guidelines.  Borrower does not own a primary residence and lives rent free.;
Lender exception give page 1-2, 1068. Per XXX Por exception granted. Compensating facotrs given of FICO XXX LTV XXX no lates payments x XXX and XXX months reserves. Strong mortgage history on additional REO properties	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4281.54.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4281.54.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4281.54.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Alert for Score indicationg this loan has a high probability of loss due to fraudulent misrepresentation.
An alert for XXX having additional loan applications on same property with this same institution in past XXX days.
An alert for XXX Potential undisclosed REO.
AN alert for loan amount for investment property historicalyl associated with risk.
An alert for property flipping conditions in market high foreclosure activity and rising house prices.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
Received documentation showing the previous loans were withdrawn and did not proceed for various reasons. Exception cleared.	XXX	Alerts from Fraud Report have been cleared. Received documentation showing the previous loans were withdrawn and did not proceed for various reasons. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $4281.54.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: XXX less than XXX (PG 1 in file) Exception approval received - Condition Downgraded. Compensating Factors : comps bracket to sq ft all with same lot size and same design/style	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
															Exception approval received - Condition Downgraded. Compensating Factors : XXX to sq ft all with same lot size and same design/style	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Policy is Missing	The file is missing a copy of the Title Committment for the subject property	Change status of 'Title Policy is Missing' from Active to Open Rebuttal.; Copy of Title Commitment provided. No Open conditions - exception cleared.	XXX	Title policy is Present. Copy of Title Commitment provided. No Open conditions - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020080	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020080	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020080	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020477	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $6284.86.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020477	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6284.86.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020477	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6284.86.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020471	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $12920.71.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020471	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Alert for loan amount for investment property historically associated with rish. An alert for Possible match found on XXX for subject property owner of record.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
Reviewed investment properties and documentation to support these are provided. A copy of the XXX seach was provided and shows no matches. Exception cleared.	XXX	Alerts from Fraud Report have been cleared. Reviewed investment properties and documentation to support these are provided. A copy of the XXX seach was provided and shows no matches. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12920.71.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: High Alerts were not cleared from the Fraud Report.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Loan is a XXX and will not have any alerts cleared since a XXX is not available. Confirmed - cleared.	XXX	Alerts from Fraud Report have been cleared. Loan is a XXX and will not have any alerts cleared since a SSN is not available. Confirmed - cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 12.00 or $27944.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 12.00 or $27944.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 12.00 or $27944.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Per Guidelines: All funds for down payment, closing costs and reserves must be sourced and seasoned for XXX-days. XXX ending XXX shows a negative balance of ($XXX) , and Bank statement ending XXX had a balance of $XXX. The large deposit on XXX for the sale of XXX XXX, is seasoned less than XXX days. The loan closed on XXX.	Change status of 'Asset Documents are Incomplete' from Acknowledged by Client to Open Rebuttal.;
Received LOX - Borrowers funds were in the equity of the home being sold which was owned for more than XXX days.  Assets are seasoned appropriately. Reviewed / confirmed - Exception cleared. ; Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received XXX - per guidelines, All funds for down payment, closing costs and reserves must be sourced and seasoned for XXX days.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
Received XXX - per guidelines, All funds for down payment, closing costs and reserves must be sourced and seasoned for XXX days. Lender provided exception for the loan not meeting the guideline requirements.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received LOX - Borrowers funds were in the equity of the home being sold which was owned for more than XXX days. Assets are seasoned appropriately. Reviewed / confirmed - Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 12.00 or $27944.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020475	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX, are greater than the Guideline Minimum of 6.00 or $11215.11.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020475	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11215.11.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020475	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11215.11.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020466	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020466	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020466	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established XXX and appraisal requirements met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
No Cure Required - XXX Loan with established escrows and appraisal requirements met. Downgraded.  Per recent direction received on XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
No Cure Required - XXX Loan with established escrows and appraisal requirements met. Downgraded.  Per recent direction received on XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Borrower XXX  has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Rural properties have a maximum acreage limit of XXX acres, which includes road frontage and subject property. The subject property is XXX acres. Property must not be agricultural or provide a source of income to the borrower. The subject property zoning classification is XXX or XXX. No exception in file.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Received XXX : Property - Acreage exceeds maximum allowed by XXX acres.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Received XXX : Property - Acreage exceeds maximum allowed by XXX acres. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Borrower XXX  has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	File is missing CPA letter confirming Borrower's percentage of ownership, as required per XXX dated XXX.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received Articles of Incorporation and business search documentation showing borrower is sole owner of business. Sufficient information - exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received Articles of XXX and business search documentation showing borrower is XXX owner of business. Sufficient information - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Borrower XXX  has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020501	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. There are XXX months of XXX bank statements in the file which indicate a XXX deduction each month. However, the file is missing a VOR and/or current lease to determine that the deductions are for rental payments. ; Received LOX regarding XXX payments in the amount of $XXX per month for XXX months provided. XXX used these payments and assumed they were for rent since they were paid around the same time each month and the same amount. Exception remains - we need additional clarification of these payments. Housing History documentation must clearly indicate the payee. A XXX log/ledger confirming these payments would suffice.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
XXX provided. Gudielines advise canceled checks to landlord are required for renting.  Actual - borrower used Venmo to make payments.  The XXX outlined ont he Bank statements do not advise who the payment went to.  Lender acknowledged these paymetns were assumed for rent payments. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
XXX provided. Gudielines advise canceled checks to landlord are required for renting. Actual - borrower used XXX to make payments. The XXX outlined ont he Bank statements do not advise who the payment went to. Lender acknowledged these paymetns were assumed for rent payments. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Borrower XXX  has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020501	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Borrower XXX  has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020501	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established escrows and appraisal requirements met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Active to Acknowledged by Client.;
No Cure Required - HPML Loan with established escrows and appraisal requirements met. Downgraded.  Per recent direction received on XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Borrower XXX  has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020500	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established escrows and appraisal requirements met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
XXX Established and Appraisal Receipt Acknowledged w/in XXX days; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24101.79.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020500	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The borrower was in a prior forbearance for a period of XXX months. The lender’s guidelines require a maximum period of XXX months. Lender Exception Provided Page 540: Exception Granted to Allow XXX months in forbearance (XXX). The forbearance ended on XXX and borrower has paid all payments, XXX since the end of forbearance (XXX months XXX since forbearance).	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Lender Exception Provided Page 540: Acknowledged.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24101.79.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020500	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Flood Insurance Policy is Missing	The flood insurance policy is Missing - Please provide a declaration page reflecting effective and expiration dates. What is in file is an Invoice only reflecting amount of coverage, and inception date.	Change status of 'Flood Insurance Policy is Missing' from Active to Open Rebuttal.; Flood Insurance Policy received. updating loan accordingly.	XXX	The flood insurance policy is Present. Flood Insurance Policy received. updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24101.79.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020467	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10646.54.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020467	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10646.54.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020467	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10646.54.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.All thresholds (Modified XXX APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Based on XXX Office of XXX - tested for Loan Amount <
$XXX, Borrower is a XXX and this is a Primary Residence.	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9911.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9911.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9911.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX XXX §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX  Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; Reviewed Rate Spread exception and determined requirements were met. Downgraded to Non-Material	Change status of 'XXX Rate Spread Home Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of XXX Rate Spread Home Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9911.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9911.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Missing XXX for primary residence.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received documentation showing payments from XXX through XXX Sufficient payment receipt received - exception cleared.	XXX	Housing delinquency meets guidelines. Received documentation showing payments from XXX through XXX Sufficient payment receipt received - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020476	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum	Qualifying DSCR of XXX meets guideline requirement.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.92.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020476	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing CPA letter verifying percentage ownership of XXX and access to funds with no impact on business.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; Received documentation showing borrower is sole owner of the company. CPA letter not required. Exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received documentation showing borrower is XXX owner of the company. CPA letter not required. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.92.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020476	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA Received - updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.92.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020476	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.92.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020499	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $35722.86.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020499	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $35722.86.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020499	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $35722.86.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML loan with establish escrow met appraisal requirements.  Per direction received on XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	CPA letter provided in file is not dated.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received updated CPA letter - signed. Confirming borrower's self employment. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated CPA letter - signed. Confirming borrower's self employment. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.15.; Qualifying DSCR of XXX is less than guideline minimum requirement of 1.15. Matrix for XXX do not allow for DSCR less than XXX with a XXX% LTV	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
Received updated XXX - Guideline requirement on DSCR is XXX  Actual DSCR is XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guideline requirement on DSCR is XXX Actual DSCR is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying DSCR of XXX meets guideline requirement.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: XXX mths reserves;Qualifying FICO of XXX is Greater than the guideline minimum of 680	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX Per guidelines, max LTV/CLTV is 70% due to loan amount. Actual - LTV/CLTV is XXX  Compensating Factors : Credit Score - XXX Credit History - XXX - last XXX months; Borr in current residence over XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX Per guidelines, max LTV/CLTV is 70% due to loan amount. Actual - LTV/CLTV is XXX Compensating Factors : Credit Score - XXX Credit History - XXX - last XXX months; Borr in current residence over XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: XXX mths reserves;Qualifying FICO of XXX is Greater than the guideline minimum of 681	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX Per guidelines, max LTV/CLTV is XXX due to loan amount. Actual - LTV/CLTV is 75%.  Compensating Factors : Credit Score - XXX Credit History - XXX - last XXX months; Borr in current residence over XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX Per guidelines, max LTV/CLTV is XXX due to loan amount. Actual - LTV/CLTV is 75%. Compensating Factors : Credit Score - XXX Credit History - XXX - last XXX months; Borr in current residence over XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: XXX mths reserves;Qualifying FICO of XXX is Greater than the guideline minimum of 682	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: XXX mths reserves;Qualifying FICO of XXX is Greater than the guideline minimum of 683	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Borrower is using business funds, of which he is XXX% owner of the business, to qualify assets. Guidelines state, borrower must own XXX% of the business or all owners must be listed as borrowers. Borrower owns XXX% of the business with spouse. Therre is a letter granting access to funds on page 144-145, with ownership interest provided on pages 136-143. The XXX on page 1069 cites this exception and grants approval.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Per XXX - Assets-Account Ownership.  Guidelines require borrower to be sole proprietor or XXX owner of the business and use of XXX business funds.  documentation allowing borrower to use XXX business funds provided; Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Assets-Account Ownership. Guidelines require borrower to be sole proprietor or XXX owner of the business and use of XXX business funds. documentation allowing borrower to use XXX business funds provided; Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: XXX mths reserves;Qualifying FICO of XXX is Greater than the guideline minimum of 684	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: XXX mths reserves;Qualifying FICO of XXX is Greater than the guideline minimum of 685	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020468	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020469	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 0.80. Matrices for XXX do not allow a DSCR under .XXX.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
Received XXX - Matrices for XXX do not allow a DSCR under XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
															Received XXX - Matrices for XXX do not allow a DSCR under XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying DSCR of XXX meets guideline requirement.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020469	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Transmittal Summary is Partial	Lender exception given for DSCR < XXX with loan aount under $XXX.	Change status of 'Transmittal Summary is Partial' from Active to Acknowledged by Client.;
Lender exception given for DSCR &lt; XXX with loan aount under XXX   Per XXX P XXX
Exception not required as the DSCR is XXX	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6397.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6397.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6397.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: An alert is for score indicating this loan has a high probability of loss due to fraudulent misrepresentation. An alert for XXX Potential undisclosed XXX. An alert for loan amount for investment property historically assocaited with risk. Final alert for possible property flippingconditions in market high foreclosure activity and rising house prices.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received LOX - the REO listed on the Fraud Report is for XXX which is documented sufficiently. Exception cleared.	XXX	Alerts from Fraud Report have been cleared. Received LOX - the REO listed on the Fraud Report is for XXX which is documented sufficiently. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6397.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX.; Guideline Max LTV for laons < $XXX isXXX% XXX Cash Flow XXX.
Lender approval given P 553, exception approved by XXX for LTV of XXX% with compensating factors of XXX months reserves and XXX last XXX months.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
The lender approved the guideline exception for LTV/CLTV on the loan amount being &lt;XXX.  Compensating factors cited are XXX months reserves  and XXX Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Guideline Max LTV for laons &lt; XXX is XXX ICF Cash Flow XXX
Lender approval given P XXX exception approved by Sean Welch for LTV of XXX with compensating factors of XXX months reserves and XXX last XXX months. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Guideline Max LTV for loans &lt; XXX is XXX ICF Cash Flow XXX
Lender approval given P XXX exception approved by Sean Welch for LTV of XXX with compensating factors of XXX months reserves and XXX last XXX months.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 80.00.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6397.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00.; Guideline Max LTV for laons < $100,000 is 65% ICF Cash Flow XXX
Lender approval given P 553, exception approved by XXX for LTV of XXX% with compensating factors of XXX months reserves and XXX last XXX months.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
The lender approved the guideline exception for LTV/CLTV on the loan amount being &lt; XXX  Compensating factors cited are XXX months reserves  and XXX Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Guideline Max LTV for laons &lt; XXX is XXX ICF Cash Flow XXX
Lender approval given P XXX exception approved by XXX Welch for LTV of XXX with compensating factors of XXX months reserves and XXX last XXX months. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Guideline Max LTV for laons &lt; XXX is XXX ICF Cash Flow XXX
Lender approval given P XXX exception approved by Sean Welch for LTV of XXX with compensating factors of XXX months reserves and XXX last XXX months.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 80.00.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6397.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020543	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.; Received copy of the Purchase Agreement addendum modifying the purchase price. Exception cleared.	XXX	The Appraisal does reflect the correct sales price when compared to the Purchase Contract. Received copy of the Purchase Agreement addendum modifying the purchase price. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11454.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	B	A	A	A	B	A	B	A	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020543	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(vii)	Change status of 'Purchase Contract does not Match Final CD' from Active to Open Rebuttal.; Received copy of the Purchase Agreement addendum modifying the purchase price. Exception cleared.	XXX	The final CD does reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z);
12 CFR 1026.38(a)(3)(vii) Received copy of the Purchase Agreement addendum modifying the purchase price. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11454.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	B	A	A	A	B	A	B	A	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	CT Nonprime Home Loan Test	This loan failed the XXX.
The loan is a XXX, as defined in the legislation. For more information please see the XXX Article section of the full ComplianceAnalyzer report.

While the Connecticut XXX specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy XXX even if the additional conditions are met.; Loan met all XXX	Change status of 'CT Nonprime Home Loan Test' from Active to Acknowledged by Seller.; Condition is non-material	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX   is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14588.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established escrow and appraisal requirements met	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML with established escrow and appraisal requirements met; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML with established escrow and appraisal requirements met; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX   is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14588.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum XXX requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Per XXX - Tradline requirements not met; Each borrower has XXX active trades over XXX months with XXX months canceled rent checks.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Tradline requirements not met; Each borrower has XXX active trades over XXX months with XXX months canceled rent checks. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX   is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14588.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX   is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14588.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020533	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $14346.26.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020533	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $14346.26.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020533	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $14346.26.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020508	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Status is Not Active	The lender XXX status has not yet been renewed for the state of XXX. Per the XXX Consumer Access website, the license has only been renewed through XXX, however, loan originated and closed XXX.	Change status of 'Lender XXX Status is Not Active' from Active to Open Rebuttal.;
															Received XXX Search documentation. Lender is showing only renewed through XXX State of XXX is behind - and additional documentation provided shows they are active and able to conduct business. Cleared.	XXX	The lender XXX status is Active - Received XXX Search documentation. Lender is showing only renewed through XXX State of XXX is behind - and additional documentation provided shows they are active and able to conduct business. Cleared.	XXX		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020508	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The Originator XXX status has not yet been renewed for the state of XXX. Per the XXX , the license has only been renewed through XXX, however, loan originated and closed XXX.	Change status of 'Originator XXX is Not Active' from Active to Open Rebuttal.; Received XXX reviews and confirmed the Originator is renewed through XXX Cleared.	XXX	The originator XXX status is Active. Received XXX reviews and confirmed the Originator is renewed through XXX Cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020508	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML with established XXX and met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML with established escrow and met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020508	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020508	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020621	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 680. Lender exception approved on XXX, per Exception Approval document in file.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
Per XXX - Minimum FICO Score for the Investor Cash Flow program is XXX Borrower's Credit Score is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Open Rebuttal to Acknowledged by Client.;
															Per XXX - Minimum FICO Score for the Investor Cash Flow program is XXX Borrower's Credit Score is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: XXX ltv vs program max of XXX Minimal payment shock XXX	D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020621	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: XXX ltv vs program max of XXX Minimal payment shock XXX	D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020621	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA received; updating loan accordingly.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: XXX ltv vs program max of XXX Minimal payment shock XXX	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020621	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Provide missing pg 4 of 11.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; Received full copy of the final 1003 including page 4. Exception cleared.	XXX	Final Loan Application is Present. Received full copy of the final 1003 including page 4. Exception cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: XXX ltv vs program max of XXX Minimal payment shock XXX	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020510	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. XXX months XXX bank statments was utilized to calculate the co-borrower's income, per client guidelines a 50% expense ratio must be applied. It appears the lender did not include the XXX% expense ratio factor when calculating income. Using the expense ratio factor caused the income to decrease. Using the reduced income resulted in an excessive DTI of XXX% with exceeds the maximum allowable of 50% per client guidelines.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per guidelines, personal bank statements can be used without any expense factor if XXX months business bank statements are provided. Confirmed - XXX month business bank statement provided. XXX ownership on Bank Statements with No Expense Ratio can be used. Updating loan accordingly.	XXX	Documentation provided to support Qualifying DTI below XXX Per guidelines, personal bank statements can be used without any expense factor if XXX months business bank statements are provided. Confirmed - XXX month business bank statement provided. XXX ownership on Bank Statements with No Expense Ratio can be used. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21115.25.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020510	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Rental income from investment property was included. Lease agreement was used, however per the client guidelines if the property was owned during the previous tax year it must be calculated baed on income reported on XXX, a schedule E was not provided.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX - Bank Statement loan and tax forms (including Sch E) are not required. Confirmed. Income Verification - cleared.	XXX	The borrower income verification does match approval. Received LOX - Bank Statement loan and tax forms (including Sch E) are not required. Confirmed. Income Verification - cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21115.25.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020510	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines of $2500.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.; Income calculated correctly - Residual Income is within guidelines of XXX Cleared.	XXX	Residual income meets guidelines. Income calculated correctly - Residual Income is within guidelines of XXX Cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21115.25.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020510	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. XXX months XXX bank statments was utilized to calculate the co-borrower's income, per client guidelines a 50% expense ratio must be applied. It appears the lender did not include the XXX% expense ratio factor when calculating income. Using the expense ratio factor caused the income to decrease and as a result an excessive DTI.	Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Per guidelines, personal bank statements can be used without any expense factor if XXX months business bank statements are provided. Confirmed - XXX month business bank statement provided. XXX ownership on Bank Statements with No Expense Ratio can be used. Updating loan accordingly.	XXX	The coborrower income verification does match approval. Per guidelines, personal bank statements can be used without any expense factor if XXX months business bank statements are provided. Confirmed - XXX month business bank statement provided. XXX ownership on Bank Statements with No Expense Ratio can be used. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21115.25.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020510	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guideliens permit HPML loans. Condition Cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
HPML allowed per guidelines, confirmed compliant and downgraded; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guideliens permit HPML loans. Condition Cleared.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21115.25.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020510	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21115.25.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of -XXX exceeds XXX% allowable variance.	Change status of 'Third Party AVM to appraised value exceeds XXX allowable variance' from Active to Open Rebuttal.; Received CDA - updating loan accordingly.	XXX	Additional third party valuation requested to support value. Received CDA - updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.	Change status of 'Third party AVM Confidence Score is less than XXX from Active to Revoked.; Agency allows a confidence score of XXX or above for XXX products.	XXX	Additional third party valuation requested to support value. Received CDA - updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12100.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12100.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12100.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Title Issues Present	Continuity of Obligation is not met. Title is currently vested in the name of XXX., a XXX and was transferred to individual at closing. Cash-out refinancing requires at least six months seasoning. Per Lender Guidelines 12.2.3, the transfer of ownership from a corporation to individual does not meet continuity of obligation.	Change status of 'Title Issues Present' from Active to Open Rebuttal.;
Received XXX - Guidelines shows Continuity of Obligation - borro to won for XXX months.  Lender provided exception for the loan not meeting the guideline requirements; Change status of 'Title Issues Present' from Open Rebuttal to Acknowledged by Client.;
Received XXX - Guidelines shows Continuity of Obligation - borro to won for XXX months. Lender provided exception for the loan not meeting the guideline requirements	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $19355.96.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Matrix requires residential pay history of XXX. Verification of rent on the borrower's primary residence is not provided to verify residential pay history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an LOX - the XXX accepted the bank statement documentation showing checks were written for rent - cancelled checks are not available. Guidelines require copies of cancelled checks.  Lender provided exception for the loan not meeting the guideline requirements; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an LOX - the XXX accepted the bank statement documentation showing checks were written for rent - cancelled checks are not available. Guidelines require copies of cancelled checks. Lender provided exception for the loan not meeting the guideline requirements	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $19355.96.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Co-borrower has a charge-off reporting active as of XXX. Matrix does not allow any charge-offs in the last XXX months. Investor issued an exception to this guideline.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
Co-borrower has a charge-off reporting active as of XXX Matrix does not allow any charge-offs in the last XXX months. Investor issued an exception to this guideline.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $19355.96.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $19355.96.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020478	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11053.11.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020478	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11053.11.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020478	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11053.11.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020513	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received copy of XXX UCDP Summary - CU Score is XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received copy of XXX UCDP Summary - CU Score is XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $16965.67.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020513	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Partially Provided or Inaccurate	The SSR indicator is Partial - Missing XXX Report.	Change status of 'UCDP Summary Report is Partially Provided or Inaccurate' from Active to Open Rebuttal.; Received copy of XXX UCDP Summary - CU Score is XXX Exception cleared.	XXX	The SSR indicator is Present. Received copy of XXX UCDP Summary - CU Score is XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $16965.67.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	B	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020513	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Initial Loan Application is Missing	Missing Copy of Initial Loan Application	Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; Received copy of initial loan application dated XXX Exception cleared.	XXX	Received copy of initial loan application, Received copy of initial loan application dated XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $16965.67.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020513	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX,  are greater than the Guideline Minimum of 6.00 or $16965.67.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23804.13.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23804.13.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23804.13.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020659	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing all XXX documents for XXX. File is missing mortgage statement for primary XXX. File is missing proof of XXX for all investment XXX on final XXX. ; Received first payment letter and mortgage statement for the XXX property. Received original note for XXX court property. Need documentation to support the XXX and Taxes on XXX to support full calculation. In addition, we need XXX confirmations for all XXX properties.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received attestation for HOAs on all REO properties, HOI and Tax documentation for the XXX court property. Confirmed, all documentation provided and the calculation meets guideline requirements. Exception cleared. ; Received first payment letter and mortgage statement for the XXX property. Received original note for XXX property. Need documentation to support the HOI and Taxes on XXX court property to support full calculation. In addition, we need HOA confirmations for all REO properties.	XXX	Borrower liabilities verified indicator is Present. Received attestation for HOAs on all REO properties, HOI and Tax documentation for the XXX. Confirmed, all documentation provided and the calculation meets guideline requirements. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $30171.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020659	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Received full copy of the HOI Policy showing Replacement Cost is included up to the amount of the Insurance amount of XXX Exception cleared.	XXX	Hazard insurance coverage is sufficient. Received full copy of the HOI Policy showing Replacement Cost is included up to the amount of the Insurance amount of XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $30171.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020659	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $30171.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020659	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $30171.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020536	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guideliens permit HPML loans. Condition Cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guideliens permit HPML loans. Condition Cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23215.46.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020536	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23215.46.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020536	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23215.46.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13284.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Letter of explanation n file states borrower is in the process of purchasing the property XXX , however it is not on the Schedule of XXX on the Final 1003.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received LOX - Loan is a Business Purpose DSCR loan and documentation is not a requirement. Confirmed with the guidelines - exception cleared.	XXX	Final Loan Application is Present. Received LOX - Loan is a XXX DSCR loan and documentation is not a requirement. Confirmed with the guidelines - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13284.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13284.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13284.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13284.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020569	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guideliens permit HPML loans. Condition Cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML with established escrow and met appraisal requirements.  ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guideliens permit HPML loans. Condition Cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML with established escrow and met appraisal requirements	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $30502.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020569	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXXis after the note date ofXXX	Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.;
Received updated HOI Policy showing effective date is XXX matching the consummation date. Exception cleared.	XXX	The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared. Received updated HOI Policy showing effective date is XXX matching the consummation date. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $30502.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020537	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31658.92.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020537	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31658.92.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020537	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31658.92.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020539	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $51919.06.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020538	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12875.17.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020538	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12875.17.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020538	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12875.17.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020517	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6637.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020517	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6637.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020517	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6637.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020515	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.; The loan approvals indicate total monthly obligations of $XXX for the borrower, resulting in a DTI of XXX%. Verified debts from information in the file total $XXX per month resulting in a DTI of XXX%, a difference of over XXX%. Per LOX in file; borrower has other loans in process - which could clear the increased liability amount of $XXX. Please provide final CD/Settlement Statements for these additional loans.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received updated XXX removing a liability that was being calculated twice. DTI calculation is within a few points and within guidelines. Exception cleared. ; The loan approvals indicate total monthly obligations of XXX for the borrower, resulting in a DTI of XXX Verified debts from information in the file total XXX per month resulting in a DTI of XXX a difference of over XXX Per LOX in file; borrower has other loans in process - which could clear the increased liability amount of XXX Please provide final CD/Settlement Statements for these additional loans.	XXX	Borrower liabilities verified indicator is Present. Received updated XXX removing a liability that was being calculated twice. DTI calculation is within a few points and within guidelines. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $17950.44.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020515	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $17950.44.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6367.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6367.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $6367.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum	Qualifying DSCR of XXX meets guideline requirement.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10369.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10369.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10369.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020512	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020512	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020512	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020525	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML with established escrow and appraisal requirements met; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML with established escrow and appraisal requirements met; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $39717.20.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020525	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $39717.20.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020525	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $39717.20.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $18729.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $18729.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $18729.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020526	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing History : Forebearance - Out of Guidelines. Guidelines state there must be a XXX month wait from XXX request. This exception is cited and approved on the XXX.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Housing History : Forebearance - Out of Guidelines.  Guidelines state there must be a 24 month wait from forbearance request.  This exception is cited and approved on the XXX Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Housing History : Forebearance - Out of Guidelines. Guidelines state there must be a 24 month wait from forbearance request. This exception is cited and approved on the XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 12.00 or $51565.20.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020526	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 12.00 or $51565.20.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020527	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15757.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020527	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15757.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020527	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. There is only proof of XXX payments included in the file	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with XXX mos rent verification. Previous residence - XXX. SiteX ties the rental payments to the owner of the home. Copies of canceled checks in XXX included. Reviewed and XXX months housing history confirmed.	XXX	Housing delinquency meets guidelines. Received LOX with XXX mos rent verification. Previous residence - XXX. SiteX ties the rental payments to the owner of the home. Copies of canceled checks in bank account included. Reviewed and XXX months housing history confirmed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15757.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020507	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per Guidelines, CPA letter confirming percentage of ownership is required. Please provide CPA letter for review.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															Received copy of Articles of XXX Documentation shows company is single member entity. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received copy of Articles of Incorporation. Documentation shows company is single member entity. Exception cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020507	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX		XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020507	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020089	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29787.51.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020089	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the XXX. XXX purchase price in file.	Change status of 'Purchase Contract does not Match Appraisal' from Acknowledged by Client to Acknowledged by Seller.;
..; Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.;	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29787.51.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	B	B	C	A	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020089	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Lenders XXX does not match the XXX months of bank statement income. The figure used on the XXX is for XXX months of bank statement income. Please provide a Transmittal Summary XXX using the correct XXX month income figures.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received copy of updated XXX showing the correct income amount of XXX  Exception cleared. ; Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated 1008 showing the XXX month business bank statement calculation.  A XXX was provided; but shows the XXX nonth bank statement calculation.  Please provide an updated XXX showing the correct income amount of XXX ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Active.;
Received updated 1008 showing the XXX month business bank statement calculation. A XXX was provided; but shows the XXX nonth bank statement calculation. Please provide an updated XXX showing the correct income amount of XXX	XXX	The borrower income verification does match approval. Received copy of updated XXX showing the correct income amount of XXX Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29787.51.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of $XXX is greater than the available asset amount of $XXX. Per guidelines, XXX Companies are unacceptable Sources of Funds. Borrower withdrew XXX Funds from a XXX account. Funds are deemed unacceptable - please provide exception allowing these funds to be used.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Received letter from XXX advising the coinbase deposit is from a secured line of credit that was already taken out a year before the borrower applied with us. It was paid in full XXX Lender allowed this for XXX - exception cleared.	XXX	Sufficient cash to close is documented. Received letter from XXX advising the coinbase deposit is from a secured line of credit that was already taken out a XXX before the borrower applied with us. It was paid in full XXX Lender allowed this for XXX - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX. Borrower is XXX and used Bank Statements for main income. Borrower has an XXX. Guidelines do not state this additional income is accepted. To include this income - please provide an exception allowing us to use the secondary income.

In addition - Liabilities are higher than stated. Per statement on XXX dated XXX; the minimum payment due is $XXX. No documentation to support this line of credit liability was paid in full.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received documentation to support the Coinbase Line of Credit has been paid in Full.  Removing this liability since paid off. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received letter from XXX advising XXX income alongside Bank Statement Income can be utilized.  The income from XXX;T is deposited into a XXX and valid. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Active.;
Liabilities are updated removing the XXX since it was paid in full. Borrower has an additional job with XXX Guidelines do not state this additional income is accepted. To include this income - please provide an exception allowing us to use the secondary income. Condition remains.	XXX	Documentation provided to support Qualifying DTI below XXX Received letter from XXX advising XXX income alongside Bank Statement Income can be utilized. The income from XXX is deposited into a different XXX and valid.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Borrower is XXX and used Bank Statements for main income. Borrower has an additional job with XXX. Guidelines do not state this additional income is accepted. To include this income - please provide an exception allowing us to use the secondary income.

In addition - a Verification of Employment is not provided on borrower's XXX income. If this income is to be utilized; we will need a XXX from this company.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received letter from XXX advising XXX income alongside Bank Statement Income can be utilized. The income from XXX is deposited into a XXX and valid. Also received a copy of the VOE for XXX;T dated XXX Exception cleared.	XXX	The borrower income verification does match approval. Received letter from XXX advising W2 income alongside Bank Statement Income can be utilized. The income from XXX is deposited into a different XXX and valid. Also received a copy of the VOE for XXX dated XXX Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX. Per guidelines, XXXl Companies are unacceptable Sources of Funds. Borrower withdrew XXX Funds from a XXX account. Funds are deemed unacceptable - please provide exception allowing these funds to be used.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received letter from XXX advising the coinbase deposit is from a secured line of credit that was already taken out a XXX before the borrower applied with us. It was paid in full XXX Lender allowed this for XXX - exception cleared.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $35171.70. Received letter from XXX advising the coinbase deposit is from a secured line of credit that was already taken out a XXX before the borrower applied with us. It was paid in full XXX Lender allowed this for Escrow - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Per guidelines, XXX Companies are unacceptable Sources of Funds. Borrower withdrew XXX Funds from a XXX account. Funds are deemed unacceptable - please provide exception allowing these funds to be used.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received letter from XXX advising the coinbase deposit is from a secured line of credit that was already taken out a XXX before the borrower applied with us. It was paid in full XXX Lender allowed this for XXX - exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received letter from XXX advising the coinbase deposit is from a secured line of credit that was already taken out a XXX before the borrower applied with us. It was paid in full XXX Lender allowed this for Escrow - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020559	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Per guidelines a DSCR <XXX carries a maximum LTV/CLTV of XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - guidelines show DSCR XXX carries a maximum LTV/CLTV of XXX Compensating Factors : Credit History - XXX-last XXX months and over XXX year credit history; Reserves. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - guidelines show DSCR XXX carries a maximum LTV/CLTV of XXX Compensating Factors : Credit History - XXX-last XXX months and over XXX year credit history; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46831.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Per guidelines a DSCR <XXX carries a maximum LTV/CLTV of XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - guidelines show DSCR XXX carries a maximum LTV/CLTV of XXX Compensating Factors : Credit History - XXX-last XXX months and over XXX year credit history; Reserves. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - guidelines show DSCR XXX carries a maximum LTV/CLTV of XXX Compensating Factors : Credit History - XXX-last XXX months and over XXX year credit history; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46831.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46831.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46831.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage of XXX is less than the loan amount of $XXX.

Further, the estimted cost of replacing the dwelling only is $XXX per the appraiser.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Received LOX with copy of fully HOI Policy including the checklist of coverage showing the Replacement Cost is covered.  Updating loan accordingly. ; The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator.  However, the coverage of XXX is less than the loan amount of XXX
;
Further, the estimted cost of replacing the dwelling only is XXX per the appraiser.	XXX	Hazard insurance coverage is sufficient. Received LOX with copy of fully HOI Policy including the checklist of coverage showing the Replacement Cost is covered. Updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46831.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Missing	The file is missing a copy of the signed and dated Loan Application.	Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.; Received copy of Final Loan Application signed on XXX Exception cleared.	XXX	Final loan application is Present. Received copy of Final Loan Application signed on XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Collateral Protection Act Mo. Rev. Stat. §§ 427.120; 427.125 - Collateral Protection Notice was not provided	Collateral Protection Act, Mo. Rev. Stat. §§ 427.120; 427.125 - Collateral Protection Notice was not provided	Collateral Protection Notice was provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	B	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned document consent form is missing from the loan file.	Change status of 'eSigned Documents Consent is Missing' from Active to Open Rebuttal.; Received copy of eConsent signed by borrwoer on XXX Exception cleared.	XXX	The eSigned documents consent is Present. Received copy of eConsent signed by borrwoer on XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial XXX Account Disclosure is Missing	The initial escrow account disclosure is missing from the loan file.	Change status of 'Initial XXX Disclosure is Missing' from Active to Open Rebuttal.; Received copy of IEAD dated XXX Exception cleared.	XXX	The initial XXX disclosure is Present. Received copy of XXX dated XXX Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX -XXX cure required. Final CD issued XXX disclosed finance charges of $3XXX which is underdisclosed by $XXX. Please provide cure of $XXX.	Change status of 'TILA Finance Charge Test' from Active to Open Rebuttal.;
email received acknowleding the cure check of XXX The recission will need to be reopened since this is a material disclosure. Exception Remains.; Change status of 'TILA Finance Charge Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with CD discovery date of XXX therefore within XXX days of discovery. TILA XXX cure.	XXX	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.; XXX - TILA 130b cure required. Final CD issued XXX disclosed finance charges of XXX which is underdisclosed by XXX Please provide cure of XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020617	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:" XXX" or " XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; XXX - Unable to clear condition as evidence of receipt of Initial CD not provided. ; The Final Closing Disclosure is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received COC dated XXX CD dated XXX CD dated XXX E-Consent, XXX, IEAD, and Final 1003.; XXX - Unable to clear condition as evidence of receipt of Initial CD not provided. ; The Final Closing Disclosure is missing from the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11999.78.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test	This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (TX SB 1581 Sec. 343.201 (1)(E))The date creditor received application is before XXX; andThe total points and fees payable by the consumer at or before loan closing is $XXX, which exceeds the greater of XXX percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $XXX.The date creditor received application is on or after XXX; andThe loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX or $XXX.; XXX - Exception cleared with evidence of par rate.; Please provide documentation with undiscounted rate.	Change status of XXX SB XXX High-Cost Home Loan Credit Transaction Points and Fees Threshold Test' from Active to Open Rebuttal.;
XXX - Client provided undiscounted rate and CD dated XXX ; XXX - Exception cleared with evidence of par rate.; Please provide documentation with undiscounted rate.	XXX	This loan passed the high-cost home loan credit transaction points and fees test due to one of the following findings: (XXX Sec. 343.201 (1)(E))The date creditor received application is before XXX; andThe total points and fees payable by the consumer at or before loan closing is XXX which does not exceed the greater of XXX percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or XXX The date creditor received application is on or after XXX; andThe loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of XXX orThe loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed the lesser of XXX percent of the total loan amount of XXX or XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX or $XXX.;XXX - Exception cleared with evidence of par rate.; Please provide documentation with undiscounted rate.	Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Active to Open Rebuttal.;
XXX - Client provided undiscounted rate and CD dated XXX ; XXX - Exception cleared with evidence of par rate.; Please provide documentation with undiscounted rate.	XXX	This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of XXX orThe loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed the lesser of XXX percent of the total loan amount of XXX or XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines state borrower must provide a business questionnaire. Please provide the borrowers business questionnaire for review as it is missing from the loan file.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with a letter from the account executive. The loan was completed via a business quiestionnaire link and the borrower completed it online - explaining why this document is not signed. Reviewed full documentation - confirmed. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with a letter from the account executive. The loan was completed via a business quiestionnaire link and the borrower completed it online - explaining why this document is not signed. Reviewed full documentation - confirmed. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a 2010 RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a XXX that is approved to provide such counseling by the Secretary of the XXX and XXX or, if permitted by the XXX, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §XXX; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided.; XXX - Exception cleared with evidence of par rate.	Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Active to Open Rebuttal.;
XXX - Client provided undiscounted rate and CD dated XXX ; XXX - Exception cleared with evidence of par rate.	XXX	The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (12 CFR §1026.32(a)(1))The loan is not a high-cost mortgage.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.; XXX - Exception cleared with evidence of par rate.	Change status of 'High-Cost Mortgage Late Fee Test' from Active to Open Rebuttal.; XXX - Client provided undiscounted rate and CD dated XXX ; XXX - Exception cleared with evidence of par rate.	XXX	The high-cost mortgage late charges test is not applicable to this loan. ( 12 CFR §1026.32(a)(1) )The loan is not a high-cost mortgage.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Financing of Points and Fees Test	This loan failed the high-cost mortgage financing of points and fees test. ( 12 CFR §1026.34(a)(10) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.; XXX - Exception cleared with evidence of par rate.; Please provide documentation with undiscounted rate.	Change status of 'High-Cost Mortgage Financing of Points and Fees Test' from Active to Open Rebuttal.;
XXX - Client provided undiscounted rate and CD dated XXX ; XXX - Exception cleared with evidence of par rate.; Please provide documentation with undiscounted rate.	XXX	The high-cost mortgage financing of points and fees test is not applicable to this loan. ( 12 CFR §1026.32(a)(1) )The loan is not a high-cost mortgage.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; XXX- Exception cleared with evidence of par rate.	Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Open Rebuttal.;
XXX - Client provided undiscounted rate and CD dated XXX ; XXX - Exception cleared with evidence of par rate.	XXX	The timing of high-cost mortgage disclosure test is not applicable to this loan. ( 12 CFR §1026.32(a)(1) )The loan is not a high-cost mortgage.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020562	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TX SB 1581 High-Cost Home Loan DTI Provided Test	This loan failed the high-cost home loan DTI provided test.
 (TX SB 1581 Sec. 343.204)
The loan is a high-cost home loan and the DTI ratio of the obligor(s) was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's payment ability.
PLEASE NOTE:  This result is not a determination that the lender reasonably believes at the time the loan is made that the borrower will be able to make the scheduled payments associated with the high-cost home loan.

See High-Cost Home Loan Legislative Summary (below) for full payment ability requirements.; XXX - Exception cleared with evidence of par rate.	Change status of XXX High-Cost Home Loan DTI Provided Test' from Cleared to Revoked.; Cleared.; XXX - Exception cleared with evidence of par rate.	XXX	The high-cost home loan DTI provided test is not applicable to this loan. (XXX Sec. 343.204) The loan is not a high-cost home loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19022.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020530	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX; Per guidelines a DSCR of <XXX requires a FICO > XXX and can only carry a XXX% LTV/CLTV	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Per guidelines a DSCR of &lt;1 requires a FICO &gt; XXX and can only carry a XXX LTV/CLTV.  Compensating Factors : Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Per guidelines a DSCR of &lt;1 requires a FICO &gt; XXX and can only carry a XXX LTV/CLTV. Compensating Factors : Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020530	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Per guidelines a DSCR of <XXX requires a FICO > XXX and can only carry a XXX% LTV/CLTV	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Per guidelines a DSCR of &lt;1 requires a FICO &gt; XXX and can only carry a XXX LTV/CLTV.  Compensating Factors : Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Per guidelines a DSCR of &lt;1 requires a FICO &gt; XXX and can only carry a XXX LTV/CLTV. Compensating Factors : Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020530	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020530	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020529	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21695.69.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020529	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21695.69.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020529	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21695.69.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020520	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file is missing the CPA letter verifying the percentage of ownership in the borrower's business.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															Received LOX with a copy of the Articles of XXX showing borrower is XXX owner. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with a copy of the Articles of Incorp showing borrower is XXX owner. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020520	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020520	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $10287.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $10287.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $10287.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020524	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date ofXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27696.84.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020524	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27696.84.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020524	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27696.84.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Per guidelines: Property Type -XXX XXX. *Condo must be warrantable with max investor concentration of XXX%.	Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Condo Project Eligibility; Actual Property Type is Non-Warrantable XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines state XXX tradline > XXX mos or XXX tradelines> XXX mos w/in XXX mos.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Actual - 1tradeline XXX most w/in XXX mos. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX Per guidelines, DSCR less than XXX% has a max LTV of XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Per guidelines, DSCR less than XXX % has a max LTV of XXX  DSCR - XXX with a XXX LTV.  Compensating Factors : Credit History - XXX-last XXX months; Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Per guidelines, DSCR less than XXX % has a max LTV of XXX DSCR - XXX with a XXX LTV. Compensating Factors : Credit History - XXX-last XXX months; Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00. Per guidelines, DSCR less than XXX % has a max LTV of XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Per guidelines, DSCR less than XXX % has a max LTV of XXX  DSCR - XXX with a XXX LTV.  Compensating Factors : Credit History - XXX-last XXX months; Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Per guidelines, DSCR less than XXX % has a max LTV of XXX DSCR - XXX with a XXX LTV. Compensating Factors : Credit History - XXX-last XXX months; Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020415	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of 50.00%. When calculating rental income, XXX% of the gross rents was used for the Borrower's rental property located at XXX. Section 6.36 (Rental Income) of the XXX Programs Underwriting Guidelines dated XXX states that when using current lease agreements that the rental income calculation is "Multpily the gross rent by XXX% and subtract the XXX to arrive at the rental income/loss". Based on the net rent for this property on the final 1003 of $XXX, XXX% of the gross rent of $XXX was not used.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX% exceeds guideline max of 50%. Lender utlized XXX% of the $XXX monthly rents for XXX. Section 6.36 of the XXX Programs Underwriting Guidelines (XXX) indicates that XXX% of gross rent should be used. In addition, a current, executed leae for XXX was not provided.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received updated XXX - Exception Type: Program-Debt Ratios. Guideline - Max XXX Back End. Actual - XXX Compensating Factors : Qualifying Credit Score is XXX (Housing); Borr with employer for XXX years; Residual Income of XXX - last XXX months. Acknowledged by client.	XXX	Documentation provided to support Qualifying DTI below XXX Qualifying DTI of XXX exceeds guideline max of 50%. Lender utlized XXX of the XXX monthly rents for XXX. Section 6.36 of the Portfolio Programs Underwriting Guidelines XXX indicates that XXX of gross rent should be used. In addition, a current, executed leae for XXX was not provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020415	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Need current, executed Lease for XXX to support $XXX per month gross rent, as reflected on Final 1003 (pg 69).	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; Received copy of Lease Agreement for XXX confirming the XXX rental payment. Exception cleared.	XXX	The borrower income verification does match approval	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020415	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Compliant with regulatory requirements, allowed per guidelines.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Seller.; ..	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020074	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020074	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020054	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Lender gave exception to have the XXX months collection paid off at closing. on Page XXX CRSE	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
Per XXX - Credit:Judgments, collections, tax liens not paid. Actual - Collection in XXX months. Comments - Paying off at closing. Compensating Factors : Credit Score XXX LTV -XXX/Max XXX Acknowledged by client.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18720.60.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020054	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18720.60.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020054	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received Bank Statements from XXX through XXX showing rental payments of XXX (XXX before increase) fulfilling the Housing History requirements. Exception cleared.	XXX	Housing delinquency meets guidelines. Received Bank Statements from XXX through XXX showing rental payments of XXX (XXX before increase) fulfilling the Housing History requirements. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18720.60.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020442	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020442	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020414	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020414	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing verification of business for self employment.CPA letter in file is insufficient since it doesn't mention the name of the business.; Received copy of Business Questionnaire and Searches completed for the borrower's Company Name. Borrower is XXX under XXX and is an XXX (XXX). Reviewed documentation provided - exception cleared.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Receivedc copy of Business Questionnaire and Searches completed for the borrower's Company Name. Borrower is Self-Employed under XXX and is an XXX (XXX). Reviewed documentation provided - exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; Received copy of Business Questionnaire and Searches completed for the borrower's Company Name. Borrower is Self-Employed under XXX and is an internet artist (TikTok/Instagram). Reviewed documentation provided - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020414	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; Borrower does not meet minimum tradeline requirements. REquirements are XXX tradelines for more than XXX mos or XXX tradelines for more than XXX mos with activity in the last XXX mos. Borrower has the XXX tradelines but not the XXX XXX history as required.; The exception is currently marked as Material.
The exception status is currently Active.
Borrower does not meet minimum tradeline requirements. REquirements are XXX tradelines for more than XXX mos or XXX tradelines for more than XXX XXX with activity in the last XXX mos. Borrower has the XXX tradelines but not the XXX mo history as required.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Received XXX - Exception Type:Credit-Minimum Trade Lines. Guideline - Three tradelines reporting for XXX months; Actual - We only have one tradeline reporting XXX months. Rationale - Low LTV. Compensating Factors : Qualifying Credit Score is XXX (Housing) // XXX (Total); Reserves of XXX months; Residual income of XXX Qualifying LTV is XXX Acknowledged by client.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020648	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13370.72.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020648	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13370.72.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Final 1003 reflects subject property is primary residence. ; Need updated 1008 showing Investment Property	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received LOX stating the property was infact an Investment Property Requested updated 1008 (opened new exception). ; Need updated 1008 showing Investment Property	XXX	Final Loan Application is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Change status of 'XXX Higher-Priced Mortgage Loan Test' from Active to Revoked.; Duplicate finding	XXX	The XXX AB XXX higher-priced mortgage loan test is not applicable to this loan. XXX AB 260, XXX(a)) The loan is not subject to the higher-priced mortgage loan provisions under Division XXX of the XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements			The higher-priced mortgage loan threshold is not applicable to this loan for XXX of the following reasons: ( 12 CFR §1026.35(a)(1) )The loan is not secured by the consumer's principal dwelling; orThe loan is an open-end credit plan; orThe loan is a transaction to finance the initial construction of a dwelling; orThe loan is a temporary or "bridge" loan with a term of XXX months or less, such as a loan to purchase a new dwelling where the consumer plans to sell a current dwelling within XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Revoked.; Duplicate finding	XXX	The higher-priced mortgage loan threshold is not applicable to this loan for one of the following reasons: ( 12 CFR §226.35(a)(1) as enacted in XXX and amended in XXX )The loan is not secured by the consumer's principal dwelling; orThe loan is an open-end credit plan; orThe loan is a transaction to finance the initial construction of a dwelling; orThe loan is a temporary or "bridge" loan with a term of XXX months or less, such as a loan to purchase a new dwelling where the consumer plans to sell a current dwelling within XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial - Property is confirmed an Investment Property. Need updated 1008 reflecting this change.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received updated 1008 w/ UW certification confirming loan is an investment property. Exception cleared.	XXX	The transmittal summary is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; Per Lender Guidelines, not applicable loan amount is less than $XXX. Exception cleared.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.;
															Received CDA dated XXX Updating loan accordingly. ; Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020446	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a XXX level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a XXX. The loan has an APR of XXX%. The APR threshold to qualify for a XXX is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction.	Change status of 'Qualified Mortgage Safe Harbor Threshold' from Active to Revoked.; Non QM Loan	XXX	This compliance test 'Qualified Mortgage Safe Harbor Threshold' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	B	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020413	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $32134.42.

Overall assets are lower than stated on final 10003/1008 (taken from XXX dated XXX). XXX Bank statement for all accounts provided with a date of XXX showing XXX accounts are significantly lower than originally stated. In addition, previous residence was sold (pg. 271) on XXX. No documentation to support funds being deposited. If sale proceeds are to be included in the asset calculation, please provide sufficient documentation to support deposited funds or CRSE acknowledging funds are lower than guideline requirements for reserves. ; The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of 6.00 or $31084.42.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Received XXX - Assets: Reserves:Requirements not met. Actual - XXX Comments - Guidlines minimum required of XXX or XXX Reserves of XXX are less than the required. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $32134.42.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020413	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020413	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	The final application for the co-borrower does not indicate the citizenship.; Cborrower is XXX Citizen, exception cleared	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; Received copy of initialed 1003 with changeds to XXX citizenship	XXX	Final Loan Application is Present; Cborrower is XXX, exception cleared	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require a max LTV of XXX% with a DSCR value of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV of 70% with a DSCR value of less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Credit History - No lates ever on credit (both borrs); Reserves - XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Guidelines require a max LTV of 70% with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit History - No lates ever on credit (both borrs); Reserves - XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10321.29.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require a max CLTV of XXX% with a DSCR value of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV of 70% with a DSCR value of less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Credit History - No lates ever on credit (both borrs); Reserves - XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Guidelines require a max LTV of 70% with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit History - No lates ever on credit (both borrs); Reserves - XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10321.29.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10321.29.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10321.29.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10321.29.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700. Lender requested and was approved for a FICO Guideline exception from 682 to 700 citing credit history of no lates ever on credit(both borrs) and for Reserves of XXX months.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.;
															Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX Lender requested and was approved for a FICO Guideline exception from XXX to XXX citing credit history of no lates ever on credit(both borrs) and for Reserves of XXX months.	XXX	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 680.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10321.29.	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	Borrower on Note and Deed of Trust do not match. Note/Prepayment addendum to Note was signed as a an individual only. XXX. Title policy shows Individual with XXX as XXX.	Change status of 'Security Instrument Indicator is Partial' from Active to Open Rebuttal.;
Note was signed by single borrower - XXX. Final 1003 and mortgage show title is vested into XXX but borrower has sole responsibility for the loan. Exception cleared.	XXX	The security instrument indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	A	C	B	D	A	C	C	C	C	D	D	C	D	C	C	C	C	D	D	C	D	D	D	C	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Policy is Partial	Borrower on Note and Deed of Trust do not match. Note/Prepayment addendum to Note was signed as a an individual only. XXX. Title policy shows Individual with XXX as XXX.	Change status of 'Title Policy is Partial' from Active to Open Rebuttal.;
Note was signed by single borrower - XXX. Final 1003 and mortgage show title is vested into XXX but borrower has sole responsibility for the loan. Exception cleared.	XXX	Title policy is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	A	C	B	D	A	C	C	C	C	D	D	C	D	C	C	C	C	D	D	C	D	D	D	C	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Borrower on Note and Deed of Trust do not match. Note/Prepayment addendum to Note was signed as a an individual only. XXX. Title policy shows Individual with XXX as XXX.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
Note was signed by single borrower - XXX. Final 1003 and mortgage show title is vested into XXX but borrower has sole responsibility for the loan. Exception cleared.	XXX	Note document indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	A	C	B	D	A	C	C	C	C	D	D	C	D	C	C	C	C	D	D	C	D	D	D	C	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Ineligible property. Property is located in XXX neighborhood.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for rural property based on no XXX since XXX and limited rev credit user, XXX total utilization.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	A	C	B	D	A	C	C	C	C	D	D	C	D	C	C	C	C	D	D	C	D	D	D	C	D	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the LTV to be no higher than XXX% for a DSCR less than XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX - Guidelines require the LTV to be no higher than 70% for a DSCR less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received XXX - Guidelines require the LTV to be no higher than 70% for a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29764.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require the LTV to be no higher than 70% for a DSCR less than XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX - Guidelines require the LTV to be no higher than 70% for a DSCR less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received XXX - Guidelines require the LTV to be no higher than 70% for a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29764.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29764.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020484	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal received	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25728.70.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020484	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25728.70.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020440	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11634.59.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020440	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11634.59.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020440	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11634.59.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require an LTV of 70% or more with a DSCR of XXX or less.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require an LTV of 70% or more with a DSCR of XXX or less.  Actual LTV/CLTV - XXX  Compensating Factors : Liquid Reserves of XXX months or XXX More than XXX yrs in current residence. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require an LTV of 70% or more with a DSCR of XXX or less. Actual LTV/CLTV - XXX Compensating Factors : Liquid Reserves of XXX months or XXX More than XXX yrs in current residence. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22318.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require an LTV of 70% or more with a DSCR of XXX or less.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require an LTV of 70% or more with a DSCR of XXX or less.  Actual LTV/CLTV - XXX  Compensating Factors : Liquid Reserves of XXX months or XXX More than XXX yrs in current residence. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require an LTV of 70% or more with a DSCR of XXX or less. Actual LTV/CLTV - XXX Compensating Factors : Liquid Reserves of XXX months or XXX More than XXX yrs in current residence. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22318.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Square footage less than XXX doesn't meet Section 2.6.2 of the INV ICF Guidelines (XXX). Client provided guidelines exception allowing square feet exception based on XXX months verified reserves and FICO score of XXX. Subject square footage is common for market and well bracketed by comparables.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
The compareable sales are similar in age, design, site and in close proximity to the subject. The square footage of the subject is bracketed by the comps and common for the marketplace.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22318.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22318.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Need Credit Report Comparison for both borrowers. The one provided (pg 488) is not related to this loan/borrower.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Received copy of Credit Report Comparison. Updated liabilities accordingly. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22318.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. Need Credit Report Comparison for both borrowers. The one provided (pg 488) is not related to this loan/borrower.	Change status of 'CoBorrower Liabilities Verified Indicator is Partial' from Active to Open Rebuttal.; Received copy of Credit Report Comparison. Updated liabilities accordingly. Exception cleared.	XXX	CoBorrower liabilities verified indicator is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22318.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020441	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $4983.98.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020441	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $4983.98.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020486	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the LTV to be 70% or less with a DSCR of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX  Actual LTV/CLTV - XXX compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borrower at current residecne XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borrower at current residecne XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12702.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020486	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require the LTV to be 70% or less with a DSCR of less than XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX  Actual LTV/CLTV - XXX compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borrower at current residecne XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borrower at current residecne XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12702.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020486	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12702.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020644	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial. Notary signed on XXX. Borrower signed on XXX. Corrective Security Instrument required.	Change status of 'Security Instrument Indicator is Partial' from Active to Open Rebuttal.;
Received Certificate to Correct Acknowledgement correcting the acknowledgement of the Mortgage and confirming the notary date of XXX Exception cleared.	XXX	The security instrument indicator is Present. Received Certificate to Correct Acknowledgement correcting the acknowledgement of the Mortgage and confirming the notary date of XXX Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $40865.74.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	D	A	C	A	C	C	D	A	D	D	C	A	C	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020644	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing; Received LOX - This is a tranferred Appraisal and therefore no SSR's are in the file. Reveiwed, transfer Appraisal documentation located. AVM provided to cover UCDPs. Exception cleared.	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.;
Received LOX - This is a tranferred Appraisal and therefore no XXX are in the file. Reveiwed, transfer Appraisal documentation located. AVM provided to cover UCDPs. Exception cleared.	XXX	The XXX indicator is Present; Received LOX - This is a tranferred Appraisal and therefore no XXX are in the file. Reveiwed, transfer Appraisal documentation located. AVM provided to cover UCDPs. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $40865.74.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	D	A	C	A	C	C	D	A	D	D	C	A	C	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020443	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18862.29.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020443	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18862.29.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020649	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15885.48.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020649	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15885.48.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020445	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Page 3 of the Note states, Broker:XXX. Final CD shows the Mortgage Broker is, XXX.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
															Received copy of Error and Omissions signed by borrower. Confirmed with management - Unexecuted/Updated Note would suffice. Received Updated Note - Exception cleared.	XXX	Note document indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020445	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the LTV to be 70% or less to have a DSCR below XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX Guidelines require the LTV to be 70% or less to have a DSCR below AVM Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX Guidelines require the LTV to be 70% or less to have a DSCR below XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors : Verified Reserves are XXX or XXX months, which is greater than GL minimum of 6 months; Credit History - XXX -last XXX months; Borrower at current residence XXX years.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require the LTV to be 70% or less to have a DSCR below XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX Guidelines require the LTV to be 70% or less to have a DSCR below XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX Guidelines require the LTV to be 70% or less to have a DSCR below XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors : Verified Reserves are XXX or XXX months, which is greater than GL minimum of 6 months; Credit History - XXX -last XXX months; Borrower at current residence XXX years.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors : Verified Reserves are XXX or XXX months, which is greater than GL minimum of 6 months; Credit History - XXX -last XXX months; Borrower at current residence XXX years.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum	Qualifying DSCR of XXX meets guideline requirement.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors : Verified Reserves are XXX or XXX months, which is greater than GL minimum of 6 months; Credit History - XXX -last XXX months; Borrower at current residence XXX years.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020489	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require LTV to be 70% or less with a DSCR less than XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13688.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020489	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require LTV to be 70% or less with a DSCR less than XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13688.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020489	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13688.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020416	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12844.98.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020416	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Comparison CBR shows new credit taken on the Lowes card #XXX*** with balance of $XXX and monthly payment of $XXX which was not counted on final 1003 or in DTI for qualification. DTI is over XXX% max allowed.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received Updated 1008, 1003 and XXX.  Back End DTI is finalized at XXX  Compensating Factors : Qualifying Credit Score is XXX No lates on credit (back to XXX Reserves of XXX months.  Acknowledeged by client. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Revoked.;
non qm; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Revoked to Active.;
Qualifying DTI exceeds Guideline Maximum. The exception status is currently Active.;
Comparison XXX shows new credit taken on the XXX card XXX with balance of XXX and monthly payment of XXX which was not counted on final 1003 or in DTI for qualification. DTI is over XXX max allowed.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12844.98.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020416	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Conn. Gen. Stat. Ann. §36a-746b - High Cost Home Loan Disclosure has not been provided	XXX Disclosure has not been provided.	High Cost Home Loan Disclosure Is not applicable. Exception resolved.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12844.98.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020416	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High Cost Home Loan Disclosure is Missing	The high cost home loan disclosure is Missing; Provide form signed by borrowers.	The high cost home loan disclosure is Not Applicable	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12844.98.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020627	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28626.18.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020627	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Credit supplement (page 354) verifies XXX months of payment history for XXX. Provide mortgage history from previous loan of $XXX held by XXX reflected on property report (page 434) and settlement statement from refinance (page 377). XXX transaction history (page 373) verifies payments to XXX; however, there is no documentation in file to verify those payments were for the XXX mortgage loan which was secured by the departure property, XXX.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - Previous mortgage was an assigned mortgage - payment history is not available.  Guidelines state 12 months of housing history required. Only XXX months provided.  Compensating Factors : Qualifying Credit Score is XXX Reserves; Residual Income of XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received LOX - Previous mortgage was an assigned mortgage - payment history is not available. Guidelines state 12 months of housing history required. Only XXX months provided. Compensating Factors : Qualifying Credit Score is XXX Reserves; Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28626.18.	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020627	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Provide updated final 1003 with accurate XXX employment and residence history. CPA letter (page 604) verifies Borrower has been in the same line of work for over XXX years.; Received copy of Email to Borrower with an updated1003. Need read receipt or confirmation from borrwoer email was received. ; Received copy of read receipt for final 1003 from borrower. Exception cleared.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received copy of read receipt for final 1003 from borrower. Exception cleared. ; Provide updated final 1003 with accurate XXX-year employment and residence history. CPA letter (page 604) verifies Borrower has been in the same line of work for over XXX years.; Received copy of Email to Borrower with an updated1003. Need read receipt or confirmation from borrwoer email was received.	XXX	Final Loan Application is Present; Received copy of read receipt for final 1003 from borrower. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28626.18.	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020627	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Provide transaction history from XXX statement end date (page 13) to XXX transaction history start date (page 35) for XXX account XXX.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received LOX. Re-reviewed bank statements from XXX through XXX EMD payment was not shown - but confirmed on final CD. Exception cleared. ; Provide transaction history from XXX statement end date (page 13) to XXX transaction history start date (page 35) for XXX checking account ending XXX	XXX	Received LOX. Re-reviewed bank statements from XXX through XXX Confirmation of EMD payment was provided on the final CD. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28626.18.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020627	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	The affiliate business disclosure is Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28626.18.	D	B	B	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020627	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Provide documentation to verify security deposit of $XXX from the XXX for XXX property (page 790) and its deposit to XXX account as required by Section 5.15.3 of the XXX Programs Underwriting Guidelines dated XXX.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
The borrower income verification does match approval. Received LOX - the lease income is being removed. Updating the REO property and removing the income amount as outlined. XXX was included for a DTI of XXX Removing the rental income did not trigger an exception - left as is. ; Provide documentation to verify security deposit of XXX from the tenant for departure property (page 790) and its deposit to Borrower's XXX as required by Section XXX of the XXX Portfolio Programs Underwriting Guidelines dated XXX	XXX	The borrower income verification does match approval. Received LOX - the lease income is being removed. Updating the REO property and removing the income amount as outlined. XXX was included for a DTI of CRSE Removing the rental income did not trigger an exception - left as is.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28626.18.	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9031.50.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9031.50.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020059	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; Loan is rate spread compliant	Rate Spread loan has established escrows and met the appraisal delivery requirement	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $18099.38.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020059	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established XXX and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; HPML loan has established escrows and met the appraisal delivery requirement	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $18099.38.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020059	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	XXX count exceeds tolerance.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing XXX NSFs based on no lates in XXX months and over XXX months reserves.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $18099.38.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists Missing appraiser on Exclusionary List. ; CLeared, not valid.	All Interested parties were checked and cleared with Exclusionary Lists	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15928.42.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $15928.42.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020079	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The Lender has issued an exception for XXX.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The Lender has issued an exception for XXX based on XXX LTV.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $36224.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020079	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $36224.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require an LTV of 70% or more with a DSCR of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require an LTV of 70% or more with a DSCR of less than XXX  Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX is XXX min of XXX months reserve &gt; GL min of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require an LTV of 70% or more with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX is XXX min of XXX months reserve &gt; GL min of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9546.12.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. XXX months history required. Exception on PG 947.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Exception on PG XXX	XXX	Housing delinquency meets guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9546.12.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists, Missing Appraiser search.	All Interested parties were checked and cleared with Exclusionary Lists	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9546.12.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require an LTV of 70% or more with a DSCR of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require an LTV of 70% or more with a DSCR of less than XXX  Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX is &gt;GL min of XXX months reserve &gt; GL min of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require an LTV of 70% or more with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX is &gt;GL min of XXX months reserve &gt; GL min of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9546.12.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	Property is located in a XXX with no post disaster inpection. XXX declared XXX county in a XXX (XXX) on XXX. The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior to the XXX release date. A Post Disaster Inspection is required.	Change status of 'Property is located in a XXX disaster area' from Active to Cured Post Close.; Received Post Disaster Inspection report showing No Damage. Exception cleared.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9546.12.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX Declared XXX with no subsequent Property Inspection	Post Disaster Inspection provided - Received Post Disaster Inspection report showing No Damage. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9546.12.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020085	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; Exception Resolved.; Investment purchase with no appraisal rental comp document found.	Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.; Lender Rebuttal Received.; Investment purchase with no appraisal rental comp document found.	XXX	Origination appraisal is Present. Rental income was not used in qualification, rental comparables are not required on appraisal.; Exception Resolved.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020085	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the max LTV to be 80% for all Non owner occupied properties.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require the max LTV to be 80% for all Non owner occupied properties. Actual - LTV/CLTV - XXX  Compensating Factors : DTI - XXX Stable Employment History - Over XXX years; Other - In current residence &gt; XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require the max LTV to be 80% for all Non owner occupied properties. Actual - LTV/CLTV - XXX Compensating Factors : DTI - XXX Stable Employment History - Over XXX years; Other - In current residence &gt; XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020085	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.; Guidelines require the max CLTV to be 80% for all Non owner occupied properties.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require the max LTV to be 80% for all Non owner occupied properties. Actual - LTV/CLTV - XXX  Compensating Factors : DTI - XXX Stable Employment History - Over XXX years; Other - In current residence &gt; XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require the max LTV to be 80% for all Non owner occupied properties. Actual - LTV/CLTV - XXX Compensating Factors : DTI - XXX Stable Employment History - Over XXX years; Other - In current residence &gt; XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020085	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	C	B	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020453	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Revoked.; Revoked	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $10728.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require LTV to be 70% or less with a DSCR of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12182.75.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require LTV to be 70% or less with a DSCR of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require LTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX' yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12182.75.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12182.75.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020463	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14492.76.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020463	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14492.76.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020504	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require the max CLTV to be 70% with a DSCR value of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require the max LTV to be 70% with a DSCR value of less than XXX Actual LTV / CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX. Guidelines require the max LTV to be 70% with a DSCR value of less than XXX Actual LTV / CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 80.00.; Guidelines require the max CLTV to be XXX with a DSCR value of less than XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48360.66.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020504	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the max LTV to be 70% with a DSCR value of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require the max LTV to be 70% with a DSCR value of less than XXX Actual LTV / CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX. Guidelines require the max LTV to be 70% with a DSCR value of less than XXX Actual LTV / CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 80.00.; Guidelines require the max LTV to be XXX with a DSCR value of less than XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48360.66.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020504	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48360.66.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020488	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8617.72.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020488	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8617.72.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020449	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $7043.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable. XXX Guidelines XXX, Section 2.2 does not require the loan to adhere to the Appraisal Review Process (Appraisal CDA for loans with CU scores > XXX) for loan amounts </= $XXX (subject loan is $XXX).; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final credit application is missing Former Address (Primary) showing prior XXX yrs of residency. Borrower has resided in current address for .XXX yrs. Exception granted by lender for XXX months' housing history. Eception P 622, granted on XXX by XXX; Received updated final application showing prior residences with confirmation documentation was sent to the borrower and originator. Updated loan - exception cleared.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received updated final application showing prior residences with confirmation documentation was sent to the borrower and originator. Updated loan - exception cleared.	XXX	Final Loan Application is Present; Received updated final application showing prior residences with confirmation documentation was sent to the borrower and originator. Updated loan - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Exception granted by lender for XXX months' housing history verified for primary. Guidelines require 12 months to be verified. Rationale: Primary property owned for XXX months. Previous property owned for XXX months with mortgage statements provided. Compensating Factors: XXX FICO, XXX months reserves.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
															Client provided a guideline exception allowing for less than XXX months housing history, only XXX months housing history verified. Qualifying credit score is XXX Housing payment decreasing by XXX Reserves of XXX months.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23667.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23667.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Acknowledged by Client to Active.;
Guidelines require the LTV to be 70% or less with a DSCR of less than XXX  XXX in file approve an exception of LTV to be less than XXX but does not approve it to be less than XXX Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX  XXX in file approve an exception of LTV to be less than XXX but does not approve it to be less than XXX Actual LTV/CLTV - XXX  Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX XXX in file approve an exception of LTV to be less than XXX but does not approve it to be less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00 based on a loan amount of XXX and value used forC LTV of XXX Client provided a guideline exception allowing for 73.51% LTV for a cash out transaction based on XXX months of verified reserves and XXX last XXX months credit history.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15485.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 0.85.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.;
Lender approved the exception to allow XXX DTI although the FICO and LTV/CLTV are outside of parameters. ;
Client provided a guideline exception allowing for DSCR &lt;. XXX based on XXX months verified reserves and XXX credit history last XXX months.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15485.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of $XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Acknowledged by Client to Active.;
Guidelines require the LTV to be 70% or less with a DSCR of less than XXX  XXX in file approve an exception of LTV to be less than XXX but does not approve it to be less than XXX Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX LTV for a cash out transaction based on XXX months of verified reserves and XXX last XXX months credit history.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX  XXX in file approve an exception of LTV to be less than XXX but does not approve it to be less than XXX Actual LTV/CLTV - XXX  Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require the LTV to be 70% or less with a DSCR of less than XXX XXX in file approve an exception of LTV to be less than XXX but does not approve it to be less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15485.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15485.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX credit score (XXX minimum) based on XXX months verified reserves and XXX credit history last XXX months.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15485.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020479	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 740.			Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 720.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.;
															Due to using higher tax calculation in ratios than what is on tax cert the DSCR is &lt; XXX Client provided a guidelines exception allowing for DSCR &lt; XXX based on compensating factors: reserves XXX months.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21115.64.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Post XXX Property Inspection Shows Property Damage	Post XXX Property Inspection Shows Property Damage	Change status of 'Post XXX Disaster Property Inspection Shows Property Damage' from Active to Open Rebuttal.;
Received updated XXX Disaster Property Inspeciation dated XXX showing no damage; Change status of 'Post XXX Disaster Property Inspection Shows Property Damage' from Cleared to Active.;
Post XXX Disaster Property Inspection Shows Property Damage - Received Post Disaster Inspection report showing Minor Damage.  Need updated post disaster inspection showing damage has been fixed. ; Change status of 'Post XXX Disaster Property Inspection Shows Property Damage' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Post XXX Disaster Property Inspection Shows Property Damage' from Open Rebuttal to Cured Post Close.;
															Exception resolved	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21115.64.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21115.64.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Per guidelines, a XXX requires a XXX (provided) and an unexpired XXX. Need a copy of the borrower's Visa for confirmation.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
															Received a copy of the borrower's passport. Verified the documentation - confirmed it meets requirements. Exception cleared.	XXX	Borrower residency documentation has been provided and there are no issues with documentation. Received a copy of the borrower's passport. Verified the documentation - confirmed it meets requirements. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21115.64.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per guidelines, a XXX must have a XXX year housing history. No documentation provided to support XXX years of housing history.	Change status of 'Housing history does not meet guidelines' from Acknowledged by Client to Open Rebuttal.;
;
Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.;
; Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received updated XXX. Per guidelines, a foreign national must have a two year housing history.  No documentation provided to support XXX years of housing history.  XXX Borrower lives in XXX - no housing history verified.  Compensating Factors : Reserves of XXX months; LTV - XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Per guidelines, a foreign national must have a two year housing history. No documentation provided to support XXX years of housing history. XXX Borrower lives in XXX - no housing history verified. Compensating Factors : Reserves of XXX months; LTV - XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Housing delinquency meets guidelines.;
																	Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.;	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21115.64.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	Property is located in aXXX with no post XXX inpection; Property is located in a XXX with no post XXX inpection. XXX XXX county in a XXX (XXX) on XXX with no release data provided by XXX. The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior the the XXX release date. A Post XXX Inspection is required. ; Post XXX inspecton report received.; Received Post XXX Inspection report showing Minor Damage. Need updated post XXX inspection showing damage has been fixed.	Change status of 'Property is located in a XXX disaster area' from Active to Open Rebuttal.;
Received updated XXX Disaster Property Inspeciation dated XXX showing no damage; Change status of 'Property is located in a XXX disaster area' from Active to Open Rebuttal.;
Received updated XXX Disaster Property Inspeciation dated XXX showing no damage; Change status of 'Property is located in a XXX disaster area' from Cured Post Close to Active.;
Property is located in a XXX disaster area with no post disaster inpection.  XXX declared XXX county in a disaster area XXX Ian) on XXX with no release data provided by XXX The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior the the XXX release date.  A Post Disaster Inspection is required. ; Change status of 'Property is located in a XXX disaster area' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Property is located in a XXX disaster area' from Open Rebuttal to Cured Post Close.;
															Exception resolved. ; Post disaster inspecton report received.; Received Post Disaster Inspection report showing Minor Damage. Need updated post disaster inspection showing damage has been fixed.	XXX	Post disaster inspection confirms no property damage - Received updated XXX Disaster Property Inspeciation dated XXX showing no damage	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21115.64.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 0.85. DSCR has dropped below lender approval of XXX as a result of the property taxes used by lender of $XXX. Per the tax cert in the file, the next 'actual' quarterly installment of $XXX due XXX means the annual taxes are $XXX or $XXX. Please return a lender exception to approve a lower DSCR because of the property tax discrepancy.; DSCR calculation is currently .XXX. Property Taxes used on 1008 calculation are less than stated on the Tax Cert and Final CD. Property Taxes monthly payment is $XXX. Per guidelines, if FICO XXX with max LTV of XXX% or can have a XXX% DSCR. Exception cleared.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
DSCR calculation is currently XXX Property Taxes used on 1008 calculation are less than stated on the Tax Cert and Final CD. Property Taxes monthly payment is XXX Per guidelines, if FICO XXX with max LTV of XXX or can have a XXX DSCR. Exception cleared.	XXX	Qualifying DSCR of XXX meets guideline requirement. DSCR calculation is currently XXX Property Taxes used on 1008 calculation are less than stated on the Tax Cert and Final CD. Property Taxes monthly payment is XXX Per guidelines, if FICO 700 with max LTV of XXX or can have a XXX DSCR. Exception cleared. ; DSCR calculation is currently XXX Property Taxes used on XXX calculation are less than stated on the Tax Cert and Final CD. Property Taxes monthly payment is XXX Per guidelines, if FICO XXX with max LTV of XXX or can have a XXX DSCR. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12921.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Guidelines require assets for closing costs and reserves to be sourced and seasoned for XXX. XXX transaction printout from XXX - XXX stamped by the XXX (which is acceptable to prove the borrower's current balance), however, we are not able to follow a consecutive XXX-days as the previous statement to this printout for this account coversXXX - XXX. Please provide the most current XXX-d previous to XXX to satisfy lender guidelines to cover closing costs and reserves for XXX, all pages.; Per guidelines, "Funds required for closing and reserves must be sourced and seasoned for the past XXX days." Proof of assets prior to XXX through XXX is required. ; Received LOX - There are XXX consecutive statements (XXX) located in the file and are within the XXX days of closing. XXX statements not provided; but XXX provided with sufficient amounts. Exception cleared.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received LOX - There are XXX consecutive statements XXX located in the file and are within the XXX days of closing. August statements not provided; but XXX provided with sufficient amounts. Exception cleared. ; Per guidelines, "Funds required for closing and reserves must be sourced and seasoned for the past XXX days." Proof of assets prior to XXX through XXX is required.	XXX	The exception 'Asset Documents are Incomplete' is cleared.; Received LOX - There are two consecutive statements XXX located in the file and are within the XXX days of closing. August statements not provided; but XXX provided with sufficient amounts. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12921.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Credit Report Comparison dated XXX(file XXX), page 6 disclosed a collection for this borrower that was opened XXX by XXX Property Casualty Co with an original amount of $XXX and a balance of $XXX. There is a statement that the account information is disputed but this does not satisfy the guideline that all collections within the last XXX months must be brought current prior to or at closing. Please provide proof that this collection has been paid in full and closed prior to closing.; Received LOX and confirmed with guidelines. Guidelines do not call for collection accounts to be paid prior to closing - per credit report; insurance property caualty dispute and not mortgage related. Not a public record or tax lient. Exception cleared.	Change status of 'Unresolved derogatory credit' from Active to Open Rebuttal.;
Received LOX and confirmed with guidelines. Guidelines do not call for collection XXX to be paid prior to closing - per credit report; insurance property caualty dispute and not mortgage related. Not a public record or tax lient. Exception cleared.	XXX	Borrower has no unresolved derogatory credit. ; Received LOX and confirmed with guidelines. Guidelines do not call for collection accounts to be paid prior to closing - per credit report; insurance property caualty dispute and not mortgage related. Not a public record or tax lient. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12921.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require a max LTV fo 70% with a DSCR value of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV fo 70% with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require a max LTV fo 70% with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12921.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require a max CLTV fo 70% with a DSCR value of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV fo 70% with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require a max LTV fo 70% with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12921.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12921.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020459	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6799.57.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020459	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	DSCR loan - Income is not verified. Rescinding.	XXX	Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6799.57.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020459	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received AVM, updating loan accordingly	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6799.57.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020459	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	.	XXX	Third Party Valuation Product Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6799.57.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020457	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.;
															Guideline: DSCR at least XXX - Gross Rent XXX The loan was approved prior to the most recent change based on verified reserves of XXX months and XXX - last XXX months.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9420.12.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020457	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9420.12.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020447	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $3986.94.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 0.85.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.; Exception received -Downgraded to B	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020462	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established XXX and met appraisal requirements.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $55774.47.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020448	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $55774.47.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020448	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly. ; CU Score is XXX, pleaese provide TPV Report.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly. ; CU Score is XXX pleaese provide TPV Report.	XXX	Third Party Valuation Product Provided; CDA Received; updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $55774.47.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020448	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $55774.47.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020451	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10936.25.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020451	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10936.25.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require a max LTV of 70% with a DSCR value less than .XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require a max LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require a max LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7954.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require a max CLTV of 70% with a DSCR value less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require a max LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require a max LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7954.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Lender exception approval XXX for property square footage being less than lender guideline requirement. Property is XXX square feet and 1000 is required by guidelines; all comps used bracket the subjects square footage.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Appraisal guideline violation: Lender exception approval XXX for property square footage being less than lender guideline requirement. Property is XXX square feet and XXX is required by guidelines; all comps used bracket the subjects square footage.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7954.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7954.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7954.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020444	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29192.32.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020444	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29192.32.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020494	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27489.02.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020494	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require a max LTV of 80% with a XXX FICO.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV of 80% with a XXX FICO. Actual LTV/CLTV - XXX Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require a max LTV of 80% with a XXX FICO. Actual LTV/CLTV - XXX Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27489.02.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020494	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.; Guidelines require a max CLTV of 80% with a XXX FICO.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV of 80% with a XXX FICO. Actual LTV/CLTV - XXX Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require a max LTV of 80% with a XXX FICO. Actual LTV/CLTV - XXX Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27489.02.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020494	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: XXX bank statement income does not support the income used on the 1008. Please update the 1008 to match the bank statement income.; Received updated 1008 and XXX showing the updated income. Verified calcuations - exception cleared.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated 1008 and XXX showing the updated income. Verified calcuations - exception cleared.	XXX	The borrower income verification does match approval; Received updated 1008 and XXX showing the updated income. Verified calcuations - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27489.02.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require LTV to have a maximum value of 70% with a DSCR Value less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require LTV to have a maximum value of 70% with a DSCR Value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require LTV to have a maximum value of 70% with a DSCR Value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require LTV to have a maximum value of 70% with a DSCR Value less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require LTV to have a maximum value of 70% with a DSCR Value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require LTV to have a maximum value of 70% with a DSCR Value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the lTV to be 70% or less with a DSCR of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require the lTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require the lTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require the lTV to be 70% or less with a DSCR of less than	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Guidelines require the lTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines require the lTV to be 70% or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.	Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish XXX met appraisal requirements; XXX loan with establish XXX met appraisal requirements. Per recent direction received XXX; client acknowledges XXX loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with establish escrow met appraisal requirements.  Per recent direction received XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
															HPML loan with establish escrow met appraisal requirements. Per recent direction received XXX client acknowledges HPML loans.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value of XXX used for LTV of XXX%.; Loan is HPML . Escrow and appraisal requirements met. Per recent direction received on XXX; client acknowledges HPML loans. ; Max of XXX% LTV for Owner Occupied Cash-Out Refinance with XXX FICO on Bank Statement Matrix (XXX).	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX - Credit: Credit Score &lt; LTV Requirements.  LTV/CLTV max is XXX - actual with XXX mFICO is XXX  Compensating Factors : DTI - XXX (Houshing Ratio) or XXX (Total); Verified Reserves are XXX Residual Income of XXX  Acknowledged by client. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Loan is HPML . Escrow and appraisal requirements met. Per recent direction received on XXX client acknowledges HPML loans.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.; Loan is HPML . XXX and appraisal requirements met. Per recent direction received on XXX; client acknowledges XXX loans. ; Max XXX% for Owner Occupied Cash-Out Refi with XXX FICO on Bank Statement Matrix (XXX).	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Loan is HPML . Escrow and appraisal requirements met.  Per recent direction received on XXX client acknowledges HPML loans. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Loan is HPML . Escrow and appraisal requirements met. Per recent direction received on XXX client acknowledges HPML loans.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Reviewed image document on this loan and cannot confirm XXX fees on this property. Documentation not provided. Removing from calculation - exception cleared.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Revoked.; non qm	XXX	Documentation provided to support Qualifying DTI below XXX Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	The investment property at XXX has an XXX of $XXX that was not included by the lender on the 1003 or the 1008 DTI calculation. Adding in this fee increases the DTI to XXX% which exceeds the maximum DTI allowable of 50%.; Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
															Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	XXX	Borrower liabilities verified indicator is Present; Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; Received LOX - The Affiliated Business Disclosure is not required unless there is a referral made to the consumer to a provider with whom the referring party has an ownership interest or other beneficial interest. Exception cleared.	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
															Received LOX - The Affiliated Business Disclosure is not required unless there is a referral made to the consumer to a provider with whom the referring party has an ownership interest or other beneficial interest. Exception cleared.	XXX	The affiliate business disclosure is Not Applicable; Received LOX - The Affiliated Business Disclosure is not required unless there is a referral made to the consumer to a provider with whom the referring party has an ownership interest or other beneficial interest. Exception cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	B	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020461	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations alimony and XXX or other debt obligations were not confirmed and included in the DTI.	The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing Investment Property HOA dues verification and inclusion by the lender in the liabilities.; Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	Change status of 'Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI.' from Active to Open Rebuttal.;
															Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	XXX	Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared. ; Reviewed image document on this loan and cannot confirm HOA fees on this property. Documentation not provided. Removing from calculation - exception cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020287	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10488.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020287	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.; Loan is a DSCR and the Primary calculations are not required. We confirmed calculations not required to be disclosed. Exception cleared. ; Loan is a DSCR and the Primary calculations are not required. We confirmed calculations not required to be disclosed. Exception cleared. ; Missing HOI and taxes on Primary Residence.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
															Loan is a DSCR and the Primary calculations are not required. We confirmed calculations not required to be disclosed. Exception cleared. ; Loan is a DSCR and the Primary calculations are not required. We confirmed calculations not required to be disclosed. Exception cleared. ; Missing HOI and taxes on Primary Residence.	XXX	Borrower liabilities verified indicator is Present; Loan is a DSCR and the Primary calculations are not required. We confirmed calculations not required to be disclosed. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10488.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020287	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.; CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA provided; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10488.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40195.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40195.76.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020262	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020262	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020257	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14549.72.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020257	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14549.72.; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020265	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9759.86.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020265	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9759.86.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020256	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020256	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020263	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11502.68.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020263	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11502.68.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020264	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020264	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020266	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020266	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third Party Valuation Product Provided; Third Party Valuation Product Provided not required.; Third Party Valuation Product Provided. Correction.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6036.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6036.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6036.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00. Approval FICO score is XXX on the Credit Risk Summary & Exception Approval as well as the 1008.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.; XXX - LOX received. Per guidelines, DSCR w/ min FICO of XXX and LTV of XXX - DSCR score of XXX Exception cleared.	XXX	Qualifying DSCR of XXX meets guideline requirement.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020267	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16928.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020267	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Retirement funds stated on the final 1003 and 1008 show retirement funds should be XXX million. Asset documentation provided does not match with this amount. Provide proper documentation for the retirement account(s) to meet this amount.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XXX - Received LOX. Amount of XXX in Retiredment funds were not included in the calculation for Cash to Close and Reserves. Asset documentation (matching amounts provided in system) were provided/verified. Exception is cleared.	XXX	XXX - Received LOX. Amount of XXX in Retiredment funds were not included in the calculation for Cash to Close and Reserves. Asset documentation (matching amounts provided in system) were provided/verified. Exception is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16928.02.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020271	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided			Third party valuation product provided, value supported.		Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8196.68.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020271	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/16/2022	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8196.68.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020271	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/16/2022	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8196.68.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020268	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/18/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020268	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/18/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; XXX - Refi Cash Out funds for XXX were applied. Per LOX in file - Refi Cash Out funds for XXX also used. Provide final CD and/or Settlement Statement for XXX . ; XXX - Received final CD for property XXX. Updating assets with the sale proceeds.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.; XXX - Per final 1003, Net proceeds from re-fi on another property were used as assets on this account. Received copy of final CD dated XXX for XXX. Updating assets with the Sale proceeds. ; XXX - Refi Cash Out funds for XXX were applied. Per LOX in file - Refi Cash Out funds for XXX also used. Provide final CD and/or Settlement Statement for XXX. ; XXX - Received final CD for property XXX. Updating assets with the sale proceeds.	XXX	Sufficient cash to close is documented.	03/24/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 12.00 or $28426.44.; XXX - Refi Cash Out funds for XXX were applied. Per LOX in file - Refi Cash Out funds for XXX also used. Provide final CD and/or Settlement Statement for XXX. ; XXX - Received final CD for property XXX. Updating assets with the sale proceeds. ; Lender approved the guideline exception for reserves, requiring only XXX months for each property. Good payment history on properties owned was cited as the compensating factor.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.; XXX - Per final 1003, Net proceeds from re-fi on another property were used as assets on this account. Received copy of final CD dated XXX for XXX. Updating assets with the Sale proceeds. ; XXX - Refi Cash Out funds for XXX were applied. Per LOX in file - Refi Cash Out funds for XXX also used. Provide final CD and/or Settlement Statement for XXX. ; XXX - Received final CD for property XXX. Updating assets with the sale proceeds. ; Lender approved the guideline exception for reserves, requiring only XXX months for each property. Good payment history on properties owned was cited as the compensating factor.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $14213.22.	03/24/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/16/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020274	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18113.15.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020274	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score isXXX.; Per guidelines, TPV not required. Loan amount <$XXXK. Exception cleared.			Third party valuation product provided, value supported.	02/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18113.15.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020274	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Per the 1008 and Credit Risk Summary report - Loan Program is XXX XXX Bank Statement. The calculation of the XXX XXX Bank Statements is $XXX per month. Per the calculation, the XXX Bank Statement income is $XXX. Updated 1008 and CR Summary is required showing the proper calculation including updated DTI calculation.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; XXX - Updated Final 1008 and XXX showing correct Income of XXX per month. Exception cleared.	XXX	The transmittal summary is Present	03/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18113.15.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020258	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020258	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Missing appraisal transfer from Guild Mortgage to Angel Oak. Missing secondary valuation product to support appraised value due to cashout exceeding $XXX.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.; XXX - Appraisal Transfer documentation received. Exception cleared. Missing secondary valuation product to support appraised value due to cashout exceeding XXXs Addl exception is triggered.	XXX	Appraisal guideline violation is now acceptable.	03/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; XXX - Missing secondary valuation product to support appraised value due to cashout exceeding $XXX.			Third party valuation product provided, value supported.	03/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XXX - Missing secondary valuation product to support appraised value due to cashout exceeding $XXX.; Missing secondary valuation product to support appraised value due to cashout exceeding $XXX			Third party valuation product provided, value supported.	03/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. Lender excluded the XXX debt for $XXX. There is no evidence of payoff on the Final CD or in the loan file. Please provide proof of payoff or an Exception approval.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; XXX - Updated CRSE provided. Showing Income should be $XXX (matching final 1008) and also showing XXX XXX Bank Statements are used. Based off the Income Calculations and Income shown on the final 1008 - XXX utilized the XXX XXX program for $XXX and Co-Bwr utilized the XXX XXX program for $XXX. Provide documentation clarifying how each Bwr's Income was calculated. In addition - The XXX debt for $XXX is pending evidence of payoff. ; Qualifying DTI of XXX exceeds guideline maximum of 50.00.
DTI Calculation:

XXX - Subject PITI
XXX - Liabilities
XXX- Net Rental Loss
XXX - Income

XXX	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Updated XXX provided. Showing Income should be XXX (matching final 1008) and also showing XXX Business Bank Statements are used. Based off the Income Calculations and Income shown on the final 1008 - Bwr utilized the XXX BS program for XXX and Co-Bwr utilized the XXX BS program for XXX Provide documentation clarifying how each Bwr's Income was calculated. In addition - The XXX debt for XXX is pending evidence of payoff. ; XXX - Business pays for car note on the account for XXX debt and is set on Auto-Payments. Removing from Liability screen. ; Qualifying DTI of XXX exceeds guideline maximum of XXX
DTI Calculation: ;
;
XXX - Subject PITI;
XXX - Liabilities;
XXX - Net Rental Loss;
XXX - Income;
;
															XXX	XXX	Documentation provided to support Qualifying DTI below XXX	03/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				02/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28999.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13825.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13825.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; Please provide TPV; CU>XXX and XXX			Third party valuation product provided, value supported.	02/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020259	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third party valuation product provided, value supported.	05/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6895.46.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020259	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.				02/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6895.46.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020259	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.				05/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6895.46.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, not applicable. XXX. Exception cleared.			Third party valuation product provided, value supported.	02/15/2022		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/15/2022		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/15/2022		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020045	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $64134.18.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020045	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $64134.18.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020068	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; Received Appraisal Update and/or Completion Report showing complete. Exception cleared.	Change status of 'Is Completion Certificate in file is No' from Active to Open Rebuttal.; Received Appraisal Update and/or Completion Report showing complete. Exception cleared.	XXX	The Completion Certificate is Yes; Received Appraisal Update and/or Completion Report showing complete. Exception cleared.	12/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11646.86.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020068	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11646.86.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020076	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13403.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020076	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $13403.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020066	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14449.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020066	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14449.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX financed loans at XXX total loan amounts based on XXX FICO, seasoned landlord, no lates in XXX years (since XXXmos reserves for all XXX properties, own funds plus XXX mos cash out, cash flows using I?O pymnt (in effect for XXX	XXX	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12381.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12381.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020067	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	11/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27739.74.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020067	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF Count Exceeds Tolerance	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Lender Approved Exception for XXX NSF's &lt; XXX Months. Compensating factors: Credit Score XXX No Derog credit since inception, XXX Month reserves, program min is XXX months.	XXX	11/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $27739.74.
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020069	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00. Guidelines require a FICO score minimum of 700 for a DSCR score of less than XXX.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.;
Received XXX - Other:Property. DSCR XXX Bwr has a Hx of Managing Rental Properties. Compensating Factors : Credit History; Borrower has a history of managing rental properties. Acknowledged by client.	XXX	12/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020069	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum XXX requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Per XXX - Credit:Tradeline requirements not met. Actual - XXX months. Compensating Factors : XXX FICO; XXX LTV, XXX below program max; XXX months reserves, pgrm min is XXX months. Acknowledged by client.	XXX	11/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17088.10.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17088.10.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23348.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $23348.62.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020058	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Partial Bankruptcy documentation provided.	XXX documentation provided.; Bank Statment Guidelines require seasoning of XXX months if more than XXX filing in the past XXX years. Approved Lender Exception for Credit event seasoning not meet - Multiple Bankruptcy filings <XXX years. Compensating Factors: LTV XXX%, Program max is XXX%, Stable employment History, Business open for XXX+ years.	Change status of 'Partial Bankruptcy documentation provided.' from Active to Acknowledged by Client.;
Per XXX - Credit: Credit event seasoning not met. Actual - Multiple XXX Filings XXX years. Compensating Factors : XXX LTV, pgrm max is XXX bix open for XXX years. Acknowledged by client.	XXX	11/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14021.60.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020058	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan has established XXX and met the appraisal delivery requirement.	11/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $14021.60.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020064	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan has established XXX and met the appraisal delivery requirement.	11/09/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020064	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/14/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11875.19.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $11875.19.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met.	11/09/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $33450.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/28/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $33450.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/28/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $33450.44.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020060	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met.	11/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX  years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020062	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/07/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020062	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/08/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Subject property is XXX sq/ft	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Lender exception for XXX sq/ft condo, below XXX min requirement, based off XXX LTV and XXX FICO.	XXX	11/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7075.83.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7075.83.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020055	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; An approved exception is in file for tradeline requirements not met due to only XXX tradeline active in XXX month period. Compensating factors include XXX months reserves of own funds when program minimum is XXX months and borrower is a XXX who owns multiple properties free and clear.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
An approved exception is in file for tradeline requirements not met due to only XXX tradeline active in XXX month period. Compensating factors include XXX months reserves of own funds when program minimum is XXX months and borrower is a seasoned landlord who owns multiple properties free and clear.	XXX	11/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10896.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020055	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10896.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Required XXX Account Test	This loan failed the higher-priced mortgage loan required XXX account test. ( 12 CFR §1026.35(b) )This loan fails to collect reserves for either:The payment of homeowner's insurance and property taxes for properties that are not a XXX, high rise XXX, or planned unit development, orThe loan contains a custom fee with an associated attribute of "XXX" but the fee does not have a dollar value listed; orThe payment of property taxes for condominium, or high rise XXX, or planned unit development.Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer's principal dwelling unless an XXX account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit loss.Insurance premiums described in above need not be included in XXX accounts for loans secured by XXX in XXX, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the XXX owners to maintain a master policy insuring all XXX.PLEASE NOTE:(1)This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in XXX designated as either "XXX" or "XXX" by the XXX.(2)This test does not account for instances when mortgage insurance reserves must be escrowed based on 12 CFR §1026.35. See Higher-Priced Mortgage Loan Alert (below) for full XXX requirements.; Received LOX with copy of XXX report from client. They advised to ensure our lock date is set at XXX. Reviewed our loan and confirmed - lock date should have been entered as XXX. Updated - condition cleared.	The higher-priced mortgage loan required XXX test is not applicable to this loan for XXX of the following reasons: ( 12 CFR §1026.35(a)(1), (b)(2)(i)(A) )The loan is not a higher-priced mortgage loan; orThe loan is not a first lien loan; orThe loan is secured by shares in a cooperative.XXX need not be established for loans secured by shares in a cooperative.PLEASE NOTE: This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either "rural" or "underserved" by the XXX	12/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16576.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Guideline Violation – XXX Collected	Guidelines require XXX to be collected; however, escrows were not collected, and an XXX payment was not included in the original monthly mortgage payment.; Received LOX with copy of XXX report from client. They advised to ensure our lock date is set at XXX. Reviewed our loan and confirmed - lock date should have been entered as XXX. Updated - condition cleared.	Change status of 'Guideline Violation – Escrows Collected ' from Active to Open Rebuttal.;
Received LOX with copy of Mavent report from client. They advised to ensure our lock date is set at XXX Reviewed our loan and confirmed - lock date should have been entered as XXX Updated - condition cleared.	XXX	Escrow requirements met per Guidelines provided. ; Received LOX with copy of Mavent report from client. They advised to ensure our lock date is set at XXX Reviewed our loan and confirmed - lock date should have been entered as XXX Updated - condition cleared.	12/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16576.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan XXX Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and XXX Indicator is No XXX.; Received LOX with copy of XXX report from client. They advised to ensure our lock date is set at XXX. Reviewed our loan and confirmed - lock date should have been entered as XXX. Updated - condition cleared.	Change status of 'Higher-Priced Mortgage Loan Escrow Alert (12 CFR 1026.35(b))' from Active to Open Rebuttal.;
Received LOX with copy of Mavent report from client. They advised to ensure our lock date is set at XXX Reviewed our loan and confirmed - lock date should have been entered as XXX Updated - condition cleared.	XXX	The exception 'Higher-Priced Mortgage Loan Escrow Alert (12 CFR 1026.35(b))' is cleared.; Received LOX with copy of Mavent report from client. They advised to ensure our lock date is set at XXX Reviewed our loan and confirmed - lock date should have been entered as XXX Updated - condition cleared.	12/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16576.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Received LOX with copy of Mavent report from client. They advised to ensure our lock date is set at XXX. Reviewed our loan and confirmed - lock date should have been entered as XXX. Updated - condition cleared.	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is not a higher-priced mortgage loan due XXX of the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX, but the APR does not exceed the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX, but the APR does not exceed the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate XXX by XXX or more.	12/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16576.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020057	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 75.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5423.64.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020057	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 75.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5423.64.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020458	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; CDA received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA received - updating loan accordingly.	12/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15763.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020458	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.; DSCR should be at least XXX Exception granted pg 967.	XXX	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15763.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020458	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15763.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020455	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15877.97.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020455	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15877.97.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial.
Final loan amount on CD and Note is $XXX with a XXX% LTV and does not match the lenders final approvals.
The final 1008 and Credit Risk Summary & Exception Approval were approved at $XXX with a XXX% LTV.
Provide lender 1008 and CRSE approval showing XXX loan amount and XXX% LTV. ; Updated 1008 and CRSE showing $XXX loan amount with XXX% LTV. Exception cleared.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Updated 1008 and XXX showing XXX loan amount with XXX LTV. Exception cleared.	XXX	The transmittal summary is Present; Updated 1008 and XXX showing XXX loan amount with XXX LTV. Exception cleared.	12/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8209.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Title Issues Present	The following issues were noted: Provide title policy with loan amount of $XXX. Copy in file is only for $XXX. ; Received updated Title Commitment showing the correct loan amount. Exception cleared.	Change status of 'Title Issues Present' from Active to Open Rebuttal.; Received updated Title Commitment showing the correct loan amount. Exception cleared.	XXX	The exception 'Title Issues Present' is cleared.; Received updated Title Commitment showing the correct loan amount. Exception cleared.	12/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8209.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8209.84.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/15/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10483.35.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020418	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal received	11/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19344.60.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020464	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/15/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020464	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/16/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020465	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. ; Payment shock is XXX, per investor condition is not required since the payment shock is not XXX%. Condition cleared.	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
Maximum payment shock per guidelines XXX  Payment Shock calculation is XXX  Payment shock difference XXX / mortgage history since Mortgage history since XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
															Maximum payment shock per guidelines XXX Payment Shock calculation is XXX Payment shock difference XXX / mortgage history since Mortgage history since XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock. ; Payment shock is XXX per investor condition is not required since the payment shock is not XXX Condition cleared.	03/30/2023	Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020465	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Received LOX - The mortgage started as XXX - loan amount and start date match with Site X report. Reviewed documentation - confirmed. Exception cleared. ; The housing history does not meet the guidelines. Per the guidelines Housing History for Residential Pay History the borrower needs to provide a full XXX months history of payments. The credit report only shows XXX months of history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received LOX - The mortgage started as United Wholesale Mortgagte - loan amount and start date match with Site X report. Reviewed documentation - confirmed. Exception cleared. ; Received LOX - The mortgage started as United Wholesale Mortgagte - loan amount and start date match with Site X report. Reviewed documentation - confirmed. Exception cleared. ; The housing history does not meet the guidelines. Per the guidelines Housing History for Residential Pay History the borrower needs to provide a full XXX months history of payments. The credit report only shows XXX months of history.	XXX	Housing delinquency meets guidelines. Received LOX - The mortgage started as United Wholesale Mortgagte - loan amount and start date match with Site X report. Reviewed documentation - confirmed. Exception cleared.	03/09/2023	Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020465	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of $XXX and estimated replacement value from XXX company was not provided. Please provide an updated XXX policy with the updated coverage amount.
; Received LOX with documentation to support the coverage. Per the appraisal (showing replacement cost new) is $XXX. Coverage is sufficient.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Received LOX with documentation to support the coverage.  Per the appraisal (showing replacement cost new) is XXX  Coverage is sufficient. ; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of XXX and estimated replacement value from insurance company was not provided.  Please provide an updated HOI policy with the updated coverage amount. ;
															; Received LOX with documentation to support the coverage. Per the appraisal (showing replacement cost new) is XXX Coverage is sufficient.	XXX	Hazard Insurance Coverage is Sufficient - Received LOX with documentation to support the coverage. Per the appraisal (showing replacement cost new) is XXX Coverage is sufficient.	03/09/2023	Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020465	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/11/2022	Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 680.; Minimum FICO is XXX per matrix	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
Received updated XXX - Minimum FICO is XXX per matrix.  Actual - XXX  Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Minimum FICO is XXX per matrix. Actual - XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX		06/29/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5400.28.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Lender approved exception for XXX LTV based on XXX months verified reserves and XXX - last XXX months.	XXX		11/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5400.28.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Lender approved exception for XXX CLTV based on XXX months verified reserves and XXX - last XXX months.	XXX		11/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5400.28.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/15/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5400.28.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/14/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $20332.20.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $20332.20.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, borrower should have XXX tradelines open. ; Received LOX with copies of the Credit Report and guidelines. Per guidelines - XXX trade lines reporting for a XXX months with activity in the past XXX months. XXX accounts listed on the XXX show activity on the XXX open accounts have activity for more than XXX months. Exception cleared.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Received LOX with copies of the Credit Report and guidelines. Per guidelines - XXX trade lines reporting for a XXX months with activity in the past XXX months. XXX accounts listed on the CR show activity on the XXX have activity for more than XXX months. Exception cleared.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines. ; Received LOX with copies of the Credit Report and guidelines. Per guidelines - XXX trade lines reporting for a XXX months with activity in the past XXX months. XXX accounts listed on the CR show activity on the XXX have activity for more than XXX months. Exception cleared.	12/05/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12173.30.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XXX is greater than XXX days from Note date of XXX.; Appraisal completion cert in file pg 379 Date XXX Effective date and XXX sig date.	Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Acknowledged by Client.;
Appraisal completion cert in file pg 379 Date XXX Effective date and XXX sig date.	XXX	11/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12173.30.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	11/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12173.30.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	Property is located in a XXX	Change status of 'Property is located in a XXX disaster area' from Active to Acknowledged by Client.;
Post Disaster Inspection in file.; XXX declared XXX county in a disaster area XXX on XXX with no incident end date. The appraisal in file is dated XXX Missing inspection report.; Post Disaster Inspection Dated XXX No Damage per Post Disaster Inspection.	XXX	Post disaster inspection confirms no property damage	11/29/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12173.30.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020417	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirement	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20959.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020417	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20959.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020430	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.; CDA received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA received - updating loan accordingly.	12/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11890.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020430	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11890.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX% exceeds the lender guidelines tolerance of XXX% for payment shock per XXX Guidelines, section 11.2 - Payment Shock. Borrower's current rent is $XXX, PITIA is $XXX = XXX%. Please remit lender exception for payment shock exceeding guidelines.	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
Received LOX - The above math fails to subtract XXX This is a first time homebuyer. Payment shock = PITIA / previous rent - XXX XXX. Max payment shock is XXX so loan is within guidelines. Reveiwed the guidelines and confirmed. Payment Shock is withing guidelines.	XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock. Received LOX - The above math fails to subtract 1. This is a first time homebuyer. Payment shock = PITIA / previous rent - 1. XXX. Max payment shock is XXX so loan is within guidelines. Reveiwed the guidelines and confirmed. Payment Shock is withing guidelines.	04/07/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	C	A	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Verification of Existence of Business does not meet XXX Guidelines, section 6.42.6 - Existence of Business. Verification of the existence of the borrower's business, "XXX" within XXX calendar days; the CPA letter in the file is dated XXXand there is no other supporting documentation in the file supporting this company - the Note date is XXX, this is XXX-days. Please provide proof of verification of existence of "XXX" was completed within XXX calendar days of the Note date that conforms to Guidelines.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received updated search of business dated XXX confirming business is active. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated search of business dated 4/7/2023 confirming business is active. Exception cleared.	04/07/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	C	A	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract does not match with the final CD, seller CD (source of funds) and other documentation in the file. Page 2/16, section G(1) of the purchase agreement states "seller to gift $XXX in equity. Seller to credit buyer up to $XXX in recurring and non-recurring closing costs." The seller CD shows that only $XXX gift of equity was extended but the post close CD shows $XXX and the purchase agreement shows $XXX. There are XXX gift letters in the file, one for $XXX and one for $XXX - this does not coincide with supporting documentation. Please correct all necessary documents, replace with eligible, fully executed documents and resubmit.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.;
Received a copy of the Addendum to Purchase Contract showing the seller gift funds matching what was outlined on the final CD. Exception cleared.	XXX	The fully executed purchase contract is Present. Received a copy of the Addendum to Purchase Contract showing the seller gift funds matching what was outlined on the final CD. Exception cleared.	04/13/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	D	A	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Loan is a XXX year I/O loan. The note shows the I/O period with a calculated amount of $XXX which is incorrect. Final CD verifies the calculation at $XXX for the I/O period. A new signed Note is required.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.; A new executed Note was provided showing the correct I/O amount outlined. Exception cleared.	XXX	Note document indicator is Present. A new executed Note was provided showing the correct I/O amount outlined. Exception cleared.	05/19/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	D	A	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification violates XXX Guidelines. Chapter XXX Program, section 16.10, Program Restrictions states that a consistent pattern of withdrawals exceeding deposits on a monthly basis or evidence of a decline in earnings may result in disqualification. The XXX bank statements used for the income qualification for "XXX" have a pattern of withdrawals exceeding deposits XXX of the XXX months or, XXX% of the time.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received approved XXX for withdrawals exceeding deposits. Comp factors, Fico XXX mo reserves, residual income XXX and borrower with same business/employer for XXX years.  ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Acknowledged	XXX	05/01/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	C	B	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	11/28/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	A	A	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020626	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX with no subsequent Property Inspection	Post Disaster Inspection provided	04/07/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender comp factors: Residual income XXX DTI XXX vs max of XXX Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	C	A	D	B	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020460	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18362.85.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020460	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Assets are incomplete. XXX cannot be used for cash to close and reserves. Per Guidelines, section 3.1.3 - Business Funds, "Borrower must be the XXX% owner of the business" however, the LLC documents that are in the file show that there is a second agent that belongs to the LLC. Please provide an eligible updated document to prove that the borrower is XXX% owner of 'XXX' or, provide a subsequent eligible asset document(s), sourced and seasoned XXX-days to cover the cash required to close of $XXX and liquid cash/assets to cover XXX-months or $XXX for reserves.; Received Approved Lender Exception.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; ..	XXX	12/27/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18362.85.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020460	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: The property is XXX Sq ft < XXX sg ft required per guides.; Appraisal guideline violation: Guidelines dated XXX, section 2.6.2 Ineligible Property Types, state that properties with less than XXX square feet of living area are ineligible. The appraisal reflects the subject property to have XXX square feet of living area and there is no exception in file for this violation. Please provide an exception for Guideline violation, section 2.6.2 - Ineligible Property Types, less than XXX square feet.; non material, received exception for property being XXX SQ ft < XXX min allowed per guides.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
..; Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
reveived exception approval from lender XXX Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
acknowledged	XXX	.	01/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18362.85.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; If DSCR < XXX, LTV/CLTV max is XXX%	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - LTV/CLTV max XXX if DSCR &lt; XXX  LTV exception granted.  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Other - XXX years in current residence. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - LTV/CLTV max XXX if DSCR &lt; XXX LTV exception granted. Compensating Factors : Credit Score - XXX Verified Reserves are XXX Other - XXX years in current residence. Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20244.92.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; If DSCR < XXX, LTV/CLTV max is XXX%	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - LTV/CLTV max XXX if DSCR &lt; XXX  LTV exception granted.  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Other - XXX years in current residence. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - LTV/CLTV max XXX if DSCR &lt; XXX LTV exception granted. Compensating Factors : Credit Score - XXX Verified Reserves are XXX Other - XXX years in current residence. Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20244.92.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20244.92.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020452	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/22/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8612.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020452	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/28/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8612.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020452	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Please provide a third Party valuation.	Third Party Valuation Product Provided; Third Party Valuation Product Provided	12/27/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8612.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification Level is missing	Borrower Employment Verification Level is missing	Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.;
Received VOE dated XXX showing business is active.  Copy of company agreement with XXX Status also provided.  Company is active - exception cleared. ; The borrower employment verification is missing. Per lender guidelines, CPA letter confirming borrower, XXX percentage of ownership and VVOE within XXX-days of closing is missing. Please provide acceptable documentation to prove the following:;
1) CPA letter to prove percentage of ownership per lender guidelines;
2) Employment and Income certification (VVOE) within XXX-days of closing.	XXX	The borrower employment verification level is Level XXX - Verified-direct independent verif XXX party; Received VOE dated XXX showing business is active. Copy of company agreement with Franchise XXX Status also provided. Company is active - exception cleared.	12/20/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13508.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13508.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower Liabilities Verification Indicator is Partial	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received copies of First Payment Letters for the REO properties recently acquired. Amounts match - exception cleared. ; Borrower liabilities documentation is incomplete. According to the 1003, the following REO has mortgages but there are no mortgage statements or other documentation for proof of PITI(A):;
1)XXX;
2) XXX;
3) XXX;
Please provide acceptable supporting documentation to prove PITI(A) on the three REO.	XXX	Borrower liabilities verified indicator is Present; Received copies of First Payment Letters for the REO properties recently acquired. Amounts match - exception cleared.	12/20/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13508.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Policy is Partial	Title policy is not valid. Schedule A of the Commitment shows the policy to be issued in the amount of $XXX, however, the Note reflects a loan amount of $XXX. Please provide updated Title Commitment to reflect correct loan amount of $XXX.; Received updated Title Commitment showing Policy Amount : $XXX. Exception cleared. ; Received updated Title Commitment showing Policy Amount : $XXX. Exception cleared.	Change status of 'Title Policy is Partial' from Active to Open Rebuttal.;
Received updated Title Commitment showing Policy Amount : XXX Exception cleared. ; Received updated Title Commitment showing Policy Amount : XXX Exception cleared.	XXX	Title policy is Present; Received updated Title Commitment showing Policy Amount : XXX Exception cleared.	01/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13508.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The loan failed because the change issuedXXX was not within XXX business days of the revised CD issued XXX. Per the Disclosure Tracker, there's a CD issued XXX electronically sent to the borrower but not in the loan file. A cost to cure is required in the amount of $XXX for the addition of the Appraisal Inspection fee.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received CD w/ supporting COC dated XXX Updating loan accordingly. ; The loan failed because the change issued XXX was not within XXX business days of the revised CD issued XXX Per the Disclosure Tracker, there's a CD issued XXX electronically sent to the borrower but not in the loan file. A cost to cure is required in the amount of XXX for the addition of the Appraisal Inspection fee.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	12/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; The loan failed because the change issued XXX was not within XXX business days of the revised CD issued XXX. Per the Disclosure Tracker, there's a CD issued XXX electronically sent to the borrower but not in the loan file. A cost to cure is required in the amount of $XXX.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received CD w/ supporting COC dated XXX Updating loan accordingly. ; The loan failed because the change issued XXX was not within XXX business days of the revised CD issued XXX Per the Disclosure Tracker, there's a CD issued XXX electronically sent to the borrower but not in the loan file. A cost to cure is required in the amount of XXX	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	12/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received ITIN Attestation - documentation for borrower in the XXX program is valid. Exception cleared. ; Non-Permanent Resident Alien;
The borrower must provide the following US Resident Credit Requirements:;
• Have a valid Social Security Number, and;
• Be eligible to work in the XXX as evidenced by an EAD issued by the XXX
• Have valid visas or other proof of legal residency;
• The documentation must be unexpired through the Note date of the loan;
• Non-permanent Resident Alien borrowers are not eligible for bank statement documentation.; Received copy of Borrower's Driver's License with XXX documentation and Tax Forms. These documents do not meet the Permanent Resident Alien documentation requirements; need additional clarification as to what documentation is allowed for ITIN loans.	XXX	Borrower residency documentation has been provided and there are no issues with documentation. ; Received ITIN Attestation - documentation for borrower in the ITIN program is valid. Exception cleared.	12/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Seller.; Exception non-material.	XXX	02/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	Property is located in a XXX with no post disaster inpection	Post disaster inspection confirms no property damage	12/05/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; RCE provided by A/O - deemed sufficient.; Received email confirmation from XXX Company stating sufficient coverage is provided on the policy. ; The State of XXX enacted a statute effective XXX that does not allow the XXX company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount $XXX coverage $XXX.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
RCE provided by A/O - deemed sufficient. ; The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount XXX coverage XXX	XXX	Hazard insurance coverage is sufficient. RCE provided by A/O - deemed sufficient. ; RCE provided by A/O - deemed sufficient.; Received email confirmation from Policy Company stating sufficient coverage is provided on the policy.	12/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; Received CD w/ supporting COC dated XXX Updating loan accordingly.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	12/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15534.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15534.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020071	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender XXX calculation starts with XXX bank statement however the deposit amount used was from the XXX statement which throws off the actual monthly income figure. Please advise which XXX statement should be used because using the correct figures on XXX statement shows lower monthly income figure, which doesn't affect the DTI too much but clarification should be made.; Received updated Bank Statement Income Calculation using the XXX bank statement. Verified amounts and information - Exception cleared.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated Bank Statement Income Calculation using the XXX bank statement. Verified amounts and information - Exception cleared.	XXX	The borrower income verification does match approval; Received updated Bank Statement Income Calculation using the XXX bank statement. Verified amounts and information - Exception cleared.	12/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020071	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Revoked.; Duplicate	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	12/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020071	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Loan is XXX. XXX and appraisal requirements have been met.	12/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020071	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Revoked.; Duplicate	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	12/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020071	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation is due to the addition of the Sales Tax Settlement fee of $XXX on the final CD. The lender credit issued is only $XXX which does not fully cure the violation. Need XXX, XXX or Refund check to the borrower in the amount of $XXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received PCCD documentation with confirmation of being submitted to the borrower. Updating loan accordingly. ; The XXX tolerance violation is due to the addition of the Sales Tax Settlement fee of XXX on the final CD. The lender credit issued is only XXX which does not fully cure the violation. Need COC, PCCD or Refund check to the borrower in the amount of XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	12/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020063	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13089.94.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020063	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13089.94.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7039.26.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7039.26.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020065	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal received	11/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020048	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7983.64.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020048	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7983.64.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020048	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7983.64.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible ; CDA received - updating loan accordingly	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly	XXX	Third Party Valuation Product Provided.; CDA received - updating loan accordingly	12/20/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8039.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/22/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8039.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7198.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7198.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7198.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020429	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Revoked.; duplicate	XXX	Third Party Valuation Product Provided	12/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020429	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.; CDA received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA received - updating loan accordingly.	12/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020429	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/30/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020422	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21999.50.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	XXX Finance Charge Test	This loan failed the XXX charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.	Change status of 'TILA Finance Charge Test' from Active to Open Rebuttal.;
Received CD dated XXX with a refund check in the amount of XXX  Updating loan accordingly. ; Change status of 'TILA Finance Charge Test' from Open Rebuttal to Cured Post Close.;
PCCD, LOE, copy of check and proof of delivery provided	XXX	12/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38358.33.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38358.33.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	XXX Indicator is No	Reasonable XXX indicator is No. Property has XXX acres and XXX accessory units + free-standing office building on site. The acreage is bracketed, but with old or dissimilar sales (XXX). The accessory units are not bracketed. The lender issued an exception to appraisal requirements due to low XXX% LTV.	Change status of 'Reasonable Comps Indicator is No' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX acres (using XXX to qualify. Comp factors; LTV XXX Qualifying credit score XXX Verified reserves XXX months; XXX credit history.	XXX	11/29/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38358.33.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: $XXX, borrower received $XXX.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for cashout exceeding guideline max of XXX Compensating Factors; Qualifying credit score XXX XXX (housing Ratio) or XXX (total); verified reserves are XXX months; Qualifying LTV is XXX	XXX	11/29/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38358.33.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Total of Payments Test	This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX.	This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is XXX The disclosed total of payments of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38358.33.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial; Addendum extending closing date to XXX is not in file. Per XXX, the loan was to close on or prior to XXX. ; Received LOX with copy of fully executed purchase contract showing a XXX days unilateral extension. Confirmed - exception cleared.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.;
															Received LOX with copy of fully executed purchase contract showing a XXX days unilateral extension. Confirmed - exception cleared. ; Addendum extending closing date to XXX is not in file. Per PA, the loan was to close on or prior to XXX	XXX	The fully executed purchase contract is Present; Received LOX with copy of fully executed purchase contract showing a XXX days unilateral extension. Confirmed - exception cleared.	12/21/2022	Calculated LTV XXX is less than guideline max; DSCR XXX	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days was in file. Please provide XXX bank statements for XXX to verify reserves of XXX.; Received CRSE - Assets: Assets not sourced. Actual XXX days; Comments : Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days in file. Acknowledged by client.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															Received XXX - Assets: Assets not sourced. Actual XXX days; Comments : Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days in file. Acknowledged by client. ; The liquid reserves of XXX months is less than or equal to the Guidelines minimum required of XXX months or XXX	XXX		01/05/2023	Calculated LTV XXX is less than guideline max; DSCR XXX	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days was in file. Guidelines also require the borrower to be the XXX or XXX% owner of the business in order to use business funds; however, this documentation is not in file. Please provide the XXX bank statements for XXX, XXX, and documentation to verify the borrower is XXX% owner of XXX.; Received CRSE - Assets: Assets not sourced. Actual XXX days; Comments : Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days in file. Acknowledged by client.	Cash to close in the amount of XXX is greater than the available asset amount of XXX Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days was in file. Guidelines also require the borrower to be the sole proprietor or XXX owner of the business in order to use business funds; however, this documentation is not in file. Please provide the XXX bank statements for XXX, and documentation to verify the borrower is XXX owner of XXX.; Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.;
															Received XXX - Assets: Assets not sourced. Actual XXX days; Comments : Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days in file. Acknowledged by client.	XXX		01/05/2023	Calculated LTV XXX is less than guideline max; DSCR XXX	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				12/08/2022	Calculated LTV XXX is less than guideline max; DSCR XXX	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.;
															Received XXX - Assets: Assets not sourced. Actual XXX days; Comments : Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days in file. Acknowledged by client. ; Guidelines require assets be sourced or seasoned for XXX days; however, only XXX days was in file. Please provide XXX bank statements for XXX and XXX	XXX		01/05/2023	Calculated LTV XXX is less than guideline max; DSCR XXX	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020072	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Received XXX - Assets: Reserve requirements not met. Cash out for reserves not allowed min XXX mths req. Compensating Factors : XXX Credit Score; XXX LTV. Acknowledged by client.	XXX	12/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020072	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020072	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 12.00 or $141,859.84. CRSE in file reflects that Lender issued an exception for the shortage of reserves, indicating loan was locked before the change in reserve requirements. Loan was locked on XXX. XXX were made on XXX and Guidelines on 10.26.22. The approval needs to the amended. pg 797; Received CRSE - Exception Type: Calculation. Guideline : Occupancy - Second or Investment; Reserves: at least XXX months - XXX. Actual - Reserves: XXX. Rationale - loan locked under previous guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX%; XXX-last XXX months. Acknowledged by client.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Received XXX - Exception Type: Calculation. Guideline : Occupancy - Second or Investment; Reserves: at least XXX months - XXX Actual - Reserves: XXX Rationale - loan locked under previous guidelines. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX-last XXX months. Acknowledged by client.	XXX	12/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020438	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 12.00 months or $41,050.48 as reflected on XXX matrix for investment properties or borrowers with multiple financed properties.; Received CRSE - Reserves: Requirements not met. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total). Acknowledged by client. ; Received CRSE - Reserves: Requirements not met. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total). Acknowledged by client.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received XXX - Reserves: Requirements not met.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total).  Acknowledged by client. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received XXX - Reserves: Requirements not met. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total). Acknowledged by client.	XXX	01/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020438	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	Per Online XXX Access, the XXX in the state of XXX was only renewed through XXX yet the subject loan was originated and closed in XXX. Please provide documentation confirming XXX had an active XXX XXX license in XXX.; Received updated XXX search showing originator is renewed through XXX. Exception cleared.	Change status of 'Originator XXX is Not Active' from Active to Open Rebuttal.; Received updated XXX search showing originator is renewed through XXX Exception cleared.	XXX	The originator XXX status is Active; Received updated XXX search showing originator is renewed through XXX Exception cleared.	12/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020438	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing additional concurrent XXX day bank statement for XXX and XXX. Per Lender matrix dated XXX, assets used for qualifying must be sourced and seasoned XXX days yet only XXX month for each account was provided. Also, missing XXXT% joint access letter from XXX who is listed on XXX as required on page 29 of Lender guidelines 3.12. In addition, missing source of large deposit of $XXX into XXX on XXX (this amount represents >XXX% of the Borrower's qualifying income and is required to be verified per 3.2 of Lender guidelines).; Received CRSE - Assets: Seasoning requirement not met. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) or XXX% (Total). Acknowledged by client.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.;
Received XXX - Assets: Seasoning requirement not met. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) or XXX (Total). Acknowledged by client.	XXX	12/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020438	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA received - updating loan accordingly. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Per Guidelines dated XXX, section XXX - Appraisal Review, a secondary appraisal product to support the appraisal value for the transaction is required. Please provide an eligible Third Party Evaluation to support appraised value of $XXX. *Additional conditions may apply.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
CDA received - updating loan accordingly. ; CDA received - updating loan accordingly. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Per Guidelines dated XXX section XXX - Appraisal Review, a secondary appraisal product to support the appraisal value for the transaction is required. Please provide an eligible Third Party Evaluation to support appraised value of XXX *Additional conditions may apply.	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	05/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20268.94.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Provided.	05/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20268.94.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked.; duplicate exception - revoke - QC	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	05/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20268.94.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met.	12/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20268.94.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020428	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Credit Report Indicator is Partial	Borrower Credit Report Indicator is Partial	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for credit report to be greater than XXX days before closing date; borrower signed XXX credit expired XXX - credit first issued XXX based on verified reserves are at XXX-months and qualifying LTV is XXX DTI is at XXX / XXX borrower with same employer/business for XXX-years, residual income of XXX	XXX	12/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20268.94.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	B	D	B	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020435	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6673.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020435	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6673.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020435	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Loan file is missing third party review documentation.; CDA Received - updating loan accordingly.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided; CDA Received - updating loan accordingly.	12/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6673.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020435	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible.; CDA Received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received - updating loan accordingly.	12/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6673.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA Received - updating loan accordingly.. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Per Guidelines dated XXX section 2.2 - Appraisal Review Process, a secondary appraisal product to support the appraisal value for the transaction is required. Please provide an eligible Third Party Evaluation to support appraised value of $XXX. *Additional conditions may apply.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
															CDA Received - updating loan accordingly.. ; CDA Received - updating loan accordingly.. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Per Guidelines dated XXX section XXX - Appraisal Review Process, a secondary appraisal product to support the appraisal value for the transaction is required. Please provide an eligible Third Party Evaluation to support appraised value of XXX *Additional conditions may apply.	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	05/04/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Comp factors: Credit Score XXX Qualifying LTV is XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.; Third Party Valuation Product Not Provided and CU Score is not provided and XXXis Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked. multi unit property. ; duplicate exception - revoke, XXX	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	05/04/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Comp factors: Credit Score XXX Qualifying LTV is XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Received CRSE - Assets: Reserves:Requirements not met. The liquid reserves of XXX-months are less than the guidelines minimum required of 6-months. Compensating Factors : Credit Score XXX; Qualifying LTV is XXX. Acknowledged by client. ; The liquid reserves of XXX-months or $XXX are less than the Guidelines minimum required of 6-months or $13,096.35. Net proceeds from this cash out transaction may not be used to meet reserve requirements per Guidelines dated XXX. Please provide eligible asset statements, sourced and seasoned XXX-days that adequately cover the reserve requirements of $XXX. *Additional conditions may apply.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															Received XXX - Assets: Reserves:Requirements not met. The liquid reserves of XXX-months are less than the guidelines minimum required of XXX-months. Compensating Factors : Credit Score XXX Qualifying LTV is XXX Acknowledged by client. ; Received XXX - Assets: Reserves:Requirements not met. The liquid reserves of XXX-months are less than the guidelines minimum required of XXX-months. Compensating Factors : Credit Score XXX Qualifying LTV is XXX Acknowledged by client. ; The liquid reserves of XXX-months or XXX are less than the Guidelines minimum required of XXX-months or XXX Net proceeds from this cash out transaction may not be used to meet reserve requirements per Guidelines dated XXX Please provide eligible asset statements, sourced and seasoned XXX-days that adequately cover the reserve requirements of XXX *Additional conditions may apply.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $12229.40.	05/12/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Comp factors: Credit Score XXX Qualifying LTV is XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Borrower currently rents and does not have a current mortgage history.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
															Client provided a guideline exception allowing for minimum trade lines, borrower must own a primary residence but is a renter based on verified reserves are at XXX-months and qualifying LTV is XXX	XXX		12/09/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Comp factors: Credit Score XXX Qualifying LTV is XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				12/09/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Comp factors: Credit Score XXX Qualifying LTV is XXX	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13821.85.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13821.85.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13821.85.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020613	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
Lender acknowledged HPML Disclosure; established escrows and appraisal requirements were met. Per new directon XXX client acknowledges HPML. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	05/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020613	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 12.00 months or $62,786.92. It appears XXX may have been used XXX (XXX balance and then an additional amount of $XXX). In addition, deposit account details on pages 36-40 were illegible and could not be matched to any other accounts in file for proper reserve calculation, therefore, could not be used.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received XXX : Assets:Reserves:Requirements not met.  Actual - 1 month verified.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (housing Ratio) or XXX (Total); Residual income of XXX Borrower with same Employer/Business for XXX years.  Asset documentation in file could not be validated for the XXX month requirements.  Lender provided exception for the loan not meeting the guidelines requirements. Acknowledged by client. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received XXX : Assets:Reserves:Requirements not met. Actual - XXX month verified. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (housing Ratio) or XXX (Total); Residual income of XXX Borrower with same Employer/Business for XXX years. Asset documentation in file could not be validated for the XXX month requirements. Lender provided exception for the loan not meeting the guidelines requirements. Acknowledged by client.	XXX	03/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020613	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020613	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	Per XXX Online Access, the XXX in the state of XXX was only renewed through XXX yet the subject loan was originated and closed in XXX. Please provide documentation that XXX was active at time of origination and closing.	Change status of 'Originator XXX is Not Active' from Active to Open Rebuttal.; Received XXX search for XXX showing lender is Active and renewed through XXX Exception cleared.	XXX	The originator XXX status is Active - Received XXX search for XXX showing lender is Active and renewed through XXX Exception cleared.	03/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020082	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements met. ; XXX loan with established XXX and appraisal requirements met. Per new direction received on XXX, client acknowledged XXX loans. ; XXX loan with established escrows and appraisal requirements met. Per new direction received on XXX, client acknowledged XXX loans.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with established escrows and appraisal requirements met. Per new direction received on XXX client acknowledged HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML loan with established escrows and appraisal requirements met. Per new direction received on XXX client acknowledged HPML loans.	XXX	06/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13822.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020082	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Acreage exceeds guideline requirement of XXX acres. ; Per CRSE - Property: Acreage exceeds maximum allowed by product. Actual - XXX acres. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX% (max XXX%); Reserves - XXX+ months. Acknowledged by client. ; Per CRSE - Property: Acreage exceeds maximum allowed by product. Actual - XXX acres. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX% (max XXX%); Reserves - XXX+ months. Acknowledged by client.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Property: Acreage exceeds maximum allowed by product. Actual - XXX acres. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX (max XXX); Reserves - XXX months. Acknowledged by client. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Property: Acreage exceeds maximum allowed by product. Actual - XXX acres. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX (max XXX); Reserves - XXX months. Acknowledged by client.	XXX	01/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13822.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020082	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. ; Per CRSE - Other:Income - Actual XXX NSFs; on bk stmts used for income. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX% (max XXX%); XXX+ months reserves. Acknowledged by client. ; Per CRSE - Other:Income - Actual XXX XXX; on bk stmts used for income. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX% (max XXX%); XXX+ months reserves. Acknowledged by client.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Open Rebuttal.;
Per XXX - Other:Income - Actual XXX NSFs; on XXXstmts used for income.  Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX (max XXX months reserves. Acknowledged by client. ; Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Other:Income - Actual XXX NSFs; on bk stmts used for income. Compensating Factors : XXX FICO Score; No lates on credit ever; LTV - XXX (max XXX months reserves. Acknowledged by client.	XXX	01/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13822.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020570	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX, unable to validate when the appraisal was issued to borrower	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Received documentation showing the appraisal was sent and received by borrower on XXX  Exception cleared. Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
Received documentation showing the appraisal was sent and received by borrower on XXX Exception cleared. Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans.	XXX	04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $98381.59.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020570	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $98381.59.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020570	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; XXX loan with established XXX, unable to validate when the appraisal was issued to borrower	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))' from Active to Open Rebuttal.;
Received documentation showing the appraisal was sent and received by borrower on XXX Exception cleared. ; HPML loan with established escrow, unable to validate when the appraisal was issued to borrower	XXX	Evidence of Appraisal Delivery to the Borrower Provided. Received documentation showing the appraisal was sent and received by borrower on XXX Exception cleared.	03/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $98381.59.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020555	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX. Per the AOCA guidelines dated XXX, if DSCR is less than XXX; max LTV is XXX%. Loan is calculated at XXX%. Please provide an exception approval to acknowledge the higher LTV amount.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX.  AOCA guidelines have a max of 70% LTV/CLTV.  Compensating Factors : Credit History - XXX-last XXX months; Reserves.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. AOCA guidelines have a max of 70% LTV/CLTV. Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30121.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020555	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX. is greater than the maximum allowable guideline CLTV of 70.00. Per the AOCA guidelines dated XXX, if DSCR is less than XXX; max LTV is XXX. Loan is calculated at XXX%. Please provide an exception approval to acknowledge the higher LTV amount.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX.  AOCA guidelines have a max of 70% LTV/CLTV.  Compensating Factors : Credit History - XXX-last XXX months; Reserves.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. AOCA guidelines have a max of 70% LTV/CLTV. Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30121.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020555	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30121.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020555	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30121.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020555	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared. New conditions opened after updating loan to correct guidelines.	04/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30121.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020519	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/10/2023		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020519	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.;
															Received updated appraisal showing purchase price was adjusted to XXX and matches the Purchase Contract. Exception cleared.	XXX	The Appraisal does reflect the correct sales price when compared to the Purchase Contract. Received updated appraisal showing purchase price was adjusted to XXX and matches the Purchase Contract. Exception cleared.	04/05/2023		D	A	B	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020519	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA received - updating loan accordingly.	04/10/2023		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020519	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA received - updating loan accordingly.	04/10/2023		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020551	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $42245.04.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020553	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $42245.04.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020553	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.;
Appraisal contract amount is based on the original contract price.  Addendum included on the purchase agreement updating the purchase price. Lender acknowledges this information. ; Change status of 'Purchase Contract does not Match Appraisal' from Open Rebuttal to Acknowledged by Client.;
Appraisal contract amount is based on the original contract price. Addendum included on the purchase agreement updating the purchase price. Lender acknowledges this information.	XXX	04/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $42245.04.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020553	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	03/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $42245.04.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed 3.00allowable per guidelines.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Open Rebuttal.;
Received LOX with IPC calculation. Reviewed final CD and confirmed the input is incorrect. Updating loan accordingly.	XXX	The Interested Party Contributions of XXX not exceed XXX allowable per guidelines. Received LOX with IPC calculation. Reviewed final CD and confirmed the input is incorrect. Updating loan accordingly.	04/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18455.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18455.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18455.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020531	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19482.91.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020531	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	03/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19482.91.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020531	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19482.91.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020542	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval - The bank statement analysis yielded $XXX/mo as the Net Qualified Income. The lender used $XXX as the qualifying income. This amount appears on the analysis form as "Total Net Qualified Income," but that term is not defined or explained. Documentation to support the higher income amount utilized is needed.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX with updated 1008 and income worksheet. Reviewed calculations and confirmed. Exception cleared.	XXX	The borrower income verification does match approval. Received LOX with updated 1008 and income worksheet. Reviewed calculations and confirmed. Exception cleared.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $36352.34.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020542	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”.	XXX	04/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $36352.34.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020542	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $36352.34.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020550	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/04/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020550	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/06/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020550	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/06/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020544	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”.; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”.	XXX	04/07/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020544	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/06/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020544	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/06/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020584	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”.	XXX	04/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20354.43.	D	A	C	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020584	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20354.43.	D	A	A	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020584	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.; The eSigned documents consent is Missing.	Change status of 'eSigned Documents Consent is Missing' from Active to Open Rebuttal.; received e-sign disclosure exception resolved.	XXX	The eSigned documents consent is Present.	04/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20354.43.	D	A	D	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020584	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	The file is missing a Verification of Employment for the co-borrower. Please provide a Verification of Employment dated within XXX days of closing as required per guides for the co-borrower (XXX).	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Received VVOE via XXX for the co-borrower. exception resolved.	XXX	Received VVOE confirming the co-borrower's employment. Exception is cleared	04/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20354.43.	D	A	C	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/04/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9249.14.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9249.14.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9249.14.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test	This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (TX SB 1581 Sec. 343.201 (1)(E))The date creditor received application is before XXX; andThe total points and fees payable by the consumer at or before loan closing is $XXX, which exceeds the greater of XXX percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $XXX.The date creditor received application is on or after XXX; andThe loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX or $XXX.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'XXX High-Cost Home Loan Credit Transaction Points and Fees Threshold Test' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	This loan passed the high-cost home loan credit transaction points and fees test due to XXX of the following findings: (XXX (1)(E))The date creditor received application is before XXX; andThe total points and fees payable by the consumer at or before loan closing is XXX which does not exceed the greater of XXX percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or XXX.The date creditor received application is on or after XXX andThe loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of XXX orThe loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed the lesser of XXX percent of the total loan amount of XXX or XXX	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	This loan passed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is XXX or more, and the transaction's total points and fees is XXX which does not exceed XXX percent of the total loan amount of XXX orThe loan amount is less than XXX and the transaction's total points and fees is XXX which does not exceed the lesser of XXX percent of the total loan amount of XXX or XXX	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'High-Cost Mortgage Late Fee Test' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	The high-cost mortgage late charges test is not applicable to this loan. ( 12 CFR §1026.32(a)(1) )The loan is not a high-cost mortgage.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXX and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the XXX. XXX or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	The high-cost mortgage pre-loan counseling date test is not applicable to this loan. (12 CFR §1026.32(a)(1))The loan is not a high-cost mortgage.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Financing of Points and Fees Test	This loan failed the high-cost mortgage financing of points and fees test. ( 12 CFR §1026.34(a)(10) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'High-Cost Mortgage Financing of Points and Fees Test' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	The high-cost mortgage financing of points and fees test is not applicable to this loan. ( 12 CFR §1026.32(a)(1) )The loan is not a high-cost mortgage.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	The timing of high-cost mortgage disclosure test is not applicable to this loan. ( 12 CFR §1026.32(a)(1) )The loan is not a high-cost mortgage.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established XXX and appraisal requirements met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Borrower has an balance with the XXX in the amount of $XXX. Final 1003 shows the account was going to be paid in full at closing. The Closing Disclosure does not include this payment. Please provide confirmation of account being paid in full - DTI will reflect the account/payment until confirmed.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received copy of payments processed through the IRS website on XXX. Two payments were made - with a final amount being XXX Confirmation these were cleared. Exception cleared and removing IRS payments from the liabilities.	XXX	Borrower liabilities verified indicator is Present. Received copy of payments processed through the IRS website on XXX. XXX payments were made - with a final amount being XXX Confirmation these were cleared. Exception cleared and removing IRS payments from the liabilities.	04/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Credit Transaction	Credit Transaction
 (TX SB 1581 Sec. 343.201 (1)(E))
This loan is a credit transaction as described by 12 C.F.R. Section 226.32--that is, a Section 32 (XXX) high-cost mortgage--or is a credit transaction that includes a residential mortgage transaction, as defined by 12 C.F.R. Section 226.2, as amended, if the total loan amount is $XXX or more and: (i) the annual percentage rate exceeds the rate indicated in 12 C.F.R. Section 226.32(a)(1)(i), as amended; or (ii) the total points and fees payable by the consumer at or before loan closing will exceed the amount indicated in 12 C.F.R. Section 226.32(a)(1)(ii), as amended.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'Credit Transaction' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	Credit Transaction
 (XXX Sec. 343.201 (1)(E))
This loan is not a credit transaction as described by XXX C.F.R. Section 226.32--that is, a Section 32 XXX high-cost mortgage--and is not a credit transaction that includes a residential mortgage transaction, as defined by XXX C.F.R. Section XXX as amended, if the total loan amount is XXX or more and: (i) the annual percentage rate exceeds the rate indicated in XXX C.F.R. Section 226.32(a)(1)(i), as amended; or (ii) the total points and fees payable by the consumer at or before loan closing will exceed the amount indicated in XXX XXX Section 226.32(a)(1)(ii), as amended.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Home Loan	High-Cost Home Loan
 (TX SB 1581 § 343.201)
The loan is a high-cost home loan due to all of the following findings:The loan is a home loan.The loan has a loan amount less than or equal to one-half of the maximum conventional loan amount for first mortgages as established and adjusted by the XXX.The loan is a credit transaction.; Please provide documentation with undiscounted rate to test file properly.	Change status of 'High-Cost Home Loan' from Active to Open Rebuttal.;
XXX - Received Mavent report with evidence of undiscounted rate. ; Please provide documentation with undiscounted rate to test file properly.	XXX	High-Cost Home Loan
 (TX SB 1581 § 343.201)
The loan is not a high-cost home loan due to one or more of the following findings:The loan is not a home loan.The loan has a loan amount that exceeds one-half of the maximum conventional loan amount for first mortgages as established and adjusted by the XXX.The loan is not a credit transaction.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020967	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Current primary residence appears to be paid in full; need documentation to confirm.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; Received Documentation the borrower's current home is paid in full.	XXX	Housing delinquency meets guidelines. Exception Resolved.	05/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19122.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020620	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00. Per guidelines, if the DSCR is < XXX the maximum LTV/CLTV is XXX%	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Cleared to Revoked.; Updated guidelines - LTV is withing - revoking.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 70.00.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX	05/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11614.12.	C	A	C	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020620	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX. Per guidelines, if the DSCR is < XXX the maximum LTV/CLTV is XXX%	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Cleared to Revoked.; Updated guidelines - LTV is within - revoking.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 70.00.; Original LTV of XXX adheres to the guideline maximum LTV of 80.00.	05/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11614.12.	C	A	C	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020620	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11614.12.	C	A	A	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020620	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Change status of 'Purchase Contract does not Match Appraisal' from Acknowledged by Client to Open Rebuttal.;
Purchase Contract Addendum provided - cleared. ; Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.;
The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. Contract was amended on XXX  Lender acknowledges this update. ; Change status of 'Purchase Contract does not Match Appraisal' from Open Rebuttal to Acknowledged by Client.;
															The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. Contract was amended on XXX Lender acknowledges this update.	XXX	The Appraisal does reflect the correct sales price when compared to the Purchase Contract. Purchase Contract Addendum provided - cleared.	05/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11614.12.	C	A	B	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Missing	The file is missing a copy of the Fraud Report.	Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; A copy of the Fraud Report was provided. Reviewed - no issues. Exception cleared.	XXX	Fraud report Present.	04/26/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13917.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing from the loan file.	Change status of 'eSigned Documents Consent is Missing' from Active to Open Rebuttal.; A copy of the eConsent documentation signed by the borrower was provided. Exception cleared.	XXX	The eSigned documents consent is Present. A copy of the eConsent documentation signed by the borrower was provided. Exception cleared.	04/26/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13917.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Intent to Proceed is Missing	The file is missing a copy of the Intent to Proceed.	Change status of 'Intent to Proceed is Missing' from Active to Open Rebuttal.; A copy of the Intent to Proceed was provided. Exception cleared.	XXX	The intent to proceed is received. A copy of the Intent to Proceed was provided. Exception cleared.	04/26/2023	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13917.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	04/18/2023		D	A	D	A	D	A	D	A	D	A	D	D	D	C	D	D	D	D	D	D	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020605	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13756.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020605	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13756.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020605	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13756.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020556	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, Verification of Empolyment is required within XXX days of closing. We received copies of business renewal; but no documentation or verification the business is currently active. Please provide a verification of employment/business search conducted within XXX days of closing.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received copy of business search screenshot showing the date the original search was pulled. It was re-completed recently showing business remains active. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received copy of business search screenshot showing the date the original search was pulled. It was re-completed recently showing business remains active. Exception cleared.	04/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18514.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020556	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
“Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A”.	XXX	04/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18514.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020556	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.;
Original contract price was XXX Purchase Contract Addendum located in file reducing the sales price to XXX  Lender acknowledges the Appraisal amount did not get updated to match the Purchase Contract Addendum. ; Change status of 'Purchase Contract does not Match Appraisal' from Open Rebuttal to Acknowledged by Client.;
Original contract price was XXX Purchase Contract Addendum located in file reducing the sales price to XXX Lender acknowledges the Appraisal amount did not get updated to match the Purchase Contract Addendum.	XXX	04/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18514.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	B	C	A	B	B	C	A	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020582	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Borrower using XXX Bank Statements for main income. In addition, borrower is employed and receives XXX income. The guidelines do not state this additional income is acceptable. Please provide exception approval showing the XXX income can be included.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated XXX - Borrower used XXX income alongside Bank Statement Income. The XXX income is auto-deposited into the borrower's personal bank stmt calculation and were removed from the bank statement calculation.  Confirmed this information.  Including the XXX income.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Reserves of XXX months; Residual Income of XXX Payment decreasing by XXX Payment Shock is only -XXX No lates ever on credit - reporting back to XXX Qualifying LTV is XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Borrower used XXX income alongside Bank Statement Income. The XXX income is auto-deposited into the borrower's XXX bank stmt calculation and were removed from the bank statement calculation. Confirmed this information. Including the XXX income. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Reserves of XXX months; Residual Income of XXX Payment decreasing by XXX Payment Shock is only -XXX No lates ever on credit - reporting back to XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10876.39.	D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020582	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10876.39.	D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020582	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Borrower currently rents (XXX months); previous address shows borrower owned for XXX months. XXX Years of Residential living is not provided. In addition, documentation is not provided on the previously owned home (XXX). Please provide clarification of this property and confirm XXX years of residency.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received updated final loan application signed by the borrower on XXX The property in question was previously owned for XXX years. Sufficient documentation provided - exception cleared.	XXX	Final Loan Application is Present. Received updated final loan application signed by the borrower on XXX The property in question was previously owned for XXX years. Sufficient documentation provided - exception cleared.	04/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10876.39.	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020582	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. Borrowers are XXX using XXX bank statements for income. In addition, the borrower is also employed (XXX income). Per guidelines, it does not state if XXX would be allowed in addition to Bank Statement calculation for Borrower. XXX Income is not included - causing the DTI to increase. Please provide an exception approval allowing XXX income on Borrower - to add this additional income.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Borrower used XXX income alongside Bank Statement Income. The XXX income is auto-deposited into the borrower's personal bank stmt calculation and were removed from the bank statement calculation. Confirmed this information. Including the XXX income. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Reserves of XXX months; Residual Income of XXX Payment decreasing by XXX Payment Shock is only -XXX No lates ever on credit - reporting back to XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Documentation provided to support Qualifying DTI below XXX Received updated XXX - Borrower used W2 income alongside Bank Statement Income. The W2 income is auto-deposited into the borrower's XXX bank stmt calculation and were removed from the bank statement calculation. Confirmed this information. Including the W2 income. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Reserves of XXX months; Residual Income of XXX Payment decreasing by XXX Payment Shock is only -XXX No lates ever on credit - reporting back to XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	04/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10876.39.	D	B	C	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020582	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	04/12/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10876.39.	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020561	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The certification by the XXX states that XXX is XXX% owner of the business. XXX is not a signer on the loan.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with copy of Security of State search showing borrower is sole owner; not the wife. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with copy of Security of State search showing borrower is sole owner; not the wife. Exception cleared.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020561	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020561	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/10/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/07/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/10/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020564	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; Cash to close is coming from the cash out refinance of the borrower's property at XXX, XXX that was also being handled by XXX. the final CD from that tranasction is required to validate sufficient cash to close.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
															Received copy of final CD on property XXX, XXX Sufficient funds are provided - updating assets accordingly. ; Cash to close is coming from the cash out refinance of the borrower's property at XXX, WA that was also being handled by XXX the final CD from that tranasction is required to validate sufficient cash to close.	XXX	Sufficient cash to close is documented. Received copy of final CD on property XXX, WA. Sufficient funds are provided - updating assets accordingly.	04/12/2023		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020564	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX..; Cash to close is coming from the cash out refinance of the borrower's property at XXX, XXX that was also being handled by XXX. the final CD from that tranasction is required to validate sufficient cash to close.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
															Received copy of final CD on property XXX. Sufficient funds are provided - updating assets accordingly. ; Cash to close is coming from the cash out refinance of the borrower's property at XXX that was also being handled by XXX the final CD from that tranasction is required to validate sufficient cash to close.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $26293.00. Received copy of final CD on property XXX. Sufficient funds are provided - updating assets accordingly.	04/12/2023		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020564	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/07/2023		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020564	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/07/2023		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020535	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6095.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020535	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6095.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020535	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6095.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020522	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17858.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020522	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17858.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020522	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17858.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020534	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12693.79.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020534	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12693.79.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020534	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12693.79.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020549	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Evidence of Appraisal Delivery to the Borrower Not Provided. Please provide confirmation.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Received LOX with Acknowledgement of Appraisal Delivery.  Escrows were established previously. Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.  Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Received LOX with Acknowledgement of Appraisal Delivery.  Escrows were established previously. Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.  Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Received LOX with Acknowledgement of Appraisal Delivery. Escrows were established previously. Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12383.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020549	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12383.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020549	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Please provide confirmation.	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))' from Active to Open Rebuttal.;
Received LOX with Acknowledgement of Appraisal Delivery. Exception cleared.	XXX	Evidence of Appraisal Delivery to the Borrower Provided. Received LOX with Acknowledgement of Appraisal Delivery. Exception cleared.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12383.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020549	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Current residence has a private mortgage - unable to confirm XXX months of consecutive payments. Located XXX months of cancelled checks available; need additional documentation to support XXX months of housing history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - Private loan opened XXX - all payments made in a timely manner starting on XXX through our loan payoff of XXX Prior to this loan, home was owned free XXX Clear. Received documentation to confirm - exception cleared.	XXX	Housing delinquency meets guidelines. Received LOX - Private loan opened XXX - all payments made in a timely manner starting on XXX through our loan payoff of XXX Prior to this loan, home was owned free XXX Clear. Received documentation to confirm - exception cleared.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12383.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020540	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25835.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020540	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25835.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020540	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25835.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020547	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA letter for review.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with copy of business documentation showing borrower is XXX owner. CPA letter is not required. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with copy of business documentation showing borrower is sole owner. CPA letter is not required. Exception cleared.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020547	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020558	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46002.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020558	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46002.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020558	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established XXX and appraisal requirements met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is not a higher-priced mortgage loan due one of the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX, but the APR does not exceed the Average Prime Offer Rate XXX, by XXX, or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX, but the APR does not exceed the Average Prime Offer Rate XXX, by XXX, or more; orThe loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate XXX, by XXX, or more.	04/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46002.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020545	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14160.84.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020545	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14160.84.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020545	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14160.84.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020560	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. Purchase price changed with an addendum to the contract.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Open Rebuttal.;
The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. Purchase price changed with an addendum to the contract.; Change status of 'Purchase Contract does not Match Appraisal' from Open Rebuttal to Acknowledged by Client.;
															The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. Purchase price changed with an addendum to the contract.	XXX		04/11/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020560	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/11/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020563	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per Investor Cash Flow Guidelines; Borrower must own a primary residence. Borrower is currently renting their Primary Residence.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received updated XXX - Borrower is currently renting their primary; guidelines state the primary must be owned. Compensating Factors : Credit Score XXX Reserves. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Borrower is currently renting their primary; guidelines state the primary must be owned. Compensating Factors : Credit Score XXX Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18924.63.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020563	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18924.63.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020563	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18924.63.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020591	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29391.42.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020591	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
CoBorrower has Bank Statement income which incorrectly being calculated. Updating the income to reflect correctly	XXX	Documentation provided to support Qualifying DTI below XXX, CoBorrower has Bank Statement income which incorrectly being calculated. Updating the income to reflect correctly	04/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29391.42.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020583	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Per Guidelines; HOA Delinquency (maximum): 15%.

As of XXX% of the residents are XXX days or more late. Please provide an updated Condominium Project Questionnaire with a satisfactory delinquency factor for review.	Change status of 'Appraisal guideline violation' from Acknowledged by Client to Open Rebuttal.;
Received an LOX.  There are XXX total units and XXX are delinquent.  This calculated as XXX guidelines show a max of 15%. Delinquency is within guidelines - exception cleared. ; Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Received updated XXX.  Guidelines state - HOA Delinquency (max) XXX As of XXX XXX of the residents are XXX days or more late.  Compensating Factors : Credit History - XXX-last XXX months; Reserves.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines state - HOA Delinquency (max) XXX As of XXXof the residents are XXX days or more late. Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Appraisal guideline violation is now acceptable. Received an LOX. There are XXX, total units and XXX, are delinquent. This calculated as XXX, guidelines show a max of XXX, Delinquency is within guidelines - exception cleared.	04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020583	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020583	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020586	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established XXX and appraisal requirements met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML compliant; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17512.16.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020586	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. CRSE cites exception and approval,

Guidelines require XXX with XXX months. Exception granted. Borrower has established previous credit history and depth. Approved by XXX.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Borrower(s) have not met the minimum tradeline requirement per lender guidelines.  XXX cites exception and approval,;
;
Guidelines require 2 with 24 months.  Exception granted.  Borrower has established previous credit history and depth.  Approved by SW.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Borrower(s) have not met the minimum tradeline requirement per lender guidelines.  XXX cites exception and approval,;
;
Guidelines require 2 with 24 months. Exception granted. Borrower has established previous credit history and depth. Approved by SW.	XXX	04/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17512.16.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020586	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17512.16.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020546	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9551.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020546	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established XXX and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	04/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9551.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020546	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9551.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16804.95.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16804.95.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The CPA letter confirming the percentage of borrower ownership is not in the file. An undated schedule 1125-E is present.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received documentation to show borrower is XXX owner of the company. CPA letter is not required - exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received documentation to show borrower is XXX, owner of the company. CPA letter is not required - exception cleared.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16804.95.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $35629.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $35629.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; The State of Florida enacted a statute effective XXX that does not allow the XXX company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage of $XXX is less than the loan amount of $XXX..	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Received lender's replacement cost estimator calculation. In addition, documentation provided showing replacement coverage is included. Reviewed all documentation - confirmed. Exception cleared. ; The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage of XXX is less than the loan amount of XXX	XXX	Hazard insurance coverage is sufficient. Received lender's replacement cost estimator calculation. In addition, documentation provided showing replacement coverage is included. Reviewed all documentation - confirmed. Exception cleared.	04/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $35629.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020575	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Per AOCA guidelines dated XXX; If DSCR is less than XXX - then the Maximum LTV must be XXX% or less. Loan is calculating DSCR at .XXX with a XXX% LTV. Please advise.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX approving the exception to the underwriting guidelines allowing for a 75% LTV based upon the loan amount/lock date which allowed for XXX Comp factors: FiCO Scores exceed guidelines.  ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Acknowledged	XXX		05/01/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020575	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Per AOCA guidelines dated XXX; If DSCR is less than XXX - then the Maximum CLTV must be XXX% or less. Loan is calculating DSCR at .XXX with a XXX% CLTV. Please advise.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX approving the exception to the underwriting guidelines allowing for a 75% LTV based upon the loan amount/lock date which allowed for XXX Comp factors: FICO Scores exceed guidelines.  ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Acknowledged	XXX		05/01/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020575	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/11/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020575	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/13/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020575	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00. Per guidelines dated XXX, Borrower must have a FICO of XXX or more to qualify for "No DSCR (DSCR,0.85)"	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
															Received an updated credit report dated XXX with a Mid-Score of XXX This score matches what is outlined on the XXX. Lender confirmed this was the credit report they utilized. Exception cleared.	XXX	Qualifying DSCR of XXX, meets guideline requirement. Received an updated credit report dated XXX, with a Mid-Score of XXX, This score matches what is outlined on the XXX. Lender confirmed this was the credit report they utilized. Exception cleared.	04/18/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020575	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 680. XXX Guidelines do not allow for a DSCR Loan to have a medium FICO score of less than XXX. Please provide an updated Credit Report with a credit score that qualifies under these guidelines. for review.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
															Received an updated credit report dated XXX with a Mid-Score of XXX This score matches what is outlined on the XXX. Lender confirmed this was the credit report they utilized. Exception cleared.	XXX	Underwriting FICO of XXX, is greater than or equql to the minimum required guideline FICO of XXX, Received an updated credit report dated XXX, with a Mid-Score of XXX, This score matches what is outlined on the XXX. Lender confirmed this was the credit report they utilized. Exception cleared.	04/18/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16472.68.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16472.68.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16472.68.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020557	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $37342.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020557	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $37342.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020557	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $37342.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020597	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32937.62.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020597	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32937.62.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020597	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32937.62.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020599	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30437.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020599	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30437.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020599	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30437.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020618	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8208.93.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020618	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8208.93.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020618	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8208.93.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020578	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16775.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020578	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16775.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020578	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16775.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020566	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Mortgage not recorded	Mortgage not recorded	Mortgage is recorded	04/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11848.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020566	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11848.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020566	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11848.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020568	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60970.37.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020568	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60970.37.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020568	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60970.37.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020581	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Non-Arms Length Transaction. The borrower is a principal in the brokerage firm that originated the loan	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
The Lender provided an approved exception for the loan not meeting the guideline requirements. Compensating factors, LTV/CLTV XXX housing history XXX last XXX months, stable employment, housing payment is decreasing. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
..	XXX	04/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020581	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020581	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020577	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Per guidelines, minimum square footage is 1000. Property is XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Property is XXX square feet; guidelines allow a minimum of 1000 square feet.  Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Property is XXX square feet; guidelines allow a minimum of 1000 square feet. Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9352.96.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020577	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9352.96.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020577	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9352.96.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020598	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. A copy of the mortgage statement for borrower's primary residence (XXX) and XXX property (XXX) are missing. In addition - need XXX statements for XXX XXX. Please provide sufficient documentation as required per guidelines for a XXX program.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX for the borrower's REO properties with supporting documentation to show their payments. Verified the information - exception cleared.	XXX	Borrower liabilities verified indicator is Present. Received LOX for the borrower's REO properties with supporting documentation to show their payments. Verified the information - exception cleared.	04/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 80.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23882.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020598	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, Verification of Employment is required within XXX days of closing or at any point post-closing. The CPA letter is dated XXX; loan closed XXX. Please provide sufficient documentation to support borrower's employment.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; The CPA letter is dated XXX business days of closing. Exception resolved.	XXX	exception cleared.	04/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 80.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23882.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020598	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.; XXX-- Received attestation letter from Client that "their understanding was that the cash out proceeds would be used for investment purposes. Payoffs were to clear the lien and not personal use of funds." Applying attestation and clearing exception; The loan failed the initial CD Delivery test. There was no CD issued prior to XXX in the loan file.
The loan cash out proceeds were utilized as personal use, therefore, TRID is required. A CD issued XXX business days from consummation is required.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Cured Post Close.;
XXX-- Received attestation letter from Client that "their understanding was that the cash out proceeds would be used for investment purposes. Payoffs were to clear the lien and not personal use of funds."; Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX-- Received attestation letter from Client that "their understanding was that the cash out proceeds would be used for investment purposes. Payoffs were to clear the lien and not personal use of funds."; Change status of 'Initial Closing Disclosure Delivery Date Test' from Cured Post Close to Cleared.;
XXX-- Received attestation letter from Client that "their understanding was that the cash out proceeds would be used for investment purposes. Payoffs were to clear the lien and not personal use of funds."	XXX	04/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 80.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23882.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020598	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 80.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23882.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020598	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX.	Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; Non qm	XXX	This compliance test 'Qualified Mortgage Lending Policy Points and Fees Test' is no longer tested	04/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 80.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23882.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020598	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Qualified XXX Threshold	This loan does not qualify for a XXX level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a XXX. The loan has an APR of XXX%. The APR threshold to qualify for a XXX is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by XXX or more percentage points for a first-lien covered transaction, or by XXX or more percentage points for a subordinate-lien covered transaction.	Change status of 'Qualified Mortgage Safe XXX Threshold' from Active to Revoked.; Non qm	XXX	This compliance test 'Qualified Mortgage Safe Harbor Threshold' is no longer tested	04/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 80.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23882.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 3.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	B	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020585	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10967.94.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020585	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10967.94.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020585	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10967.94.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020574	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4565.22.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020574	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4565.22.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020574	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4565.22.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020579	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; The appraisal transfer letter is missing from the file.	Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.;
Received an LOX showing the appraisal is into lender's name. Transfer is not required. Exception cleared. ; The appraisal transfer letter is missing from the file.	XXX	Origination appraisal is Present. Received an LOX showing the appraisal is into lender's name. Transfer is not required. Exception cleared.	04/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8998.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020579	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8998.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9474.57.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9474.57.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9474.57.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020590	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Guidelines require a minimum DSCR of XXX unless FICO score is XXX or greater and LTV is XXX% or less. Borrowers LTV is XXX%.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
Guidelines state minimum DSCR of XXX has a max of 70% LTV.  Property LTV is calculated at XXX  Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
Guidelines state minimum DSCR of XXX has a max of XXX LTV. Property LTV is calculated at XXX Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11430.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020590	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11430.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020590	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/19/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11430.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020587	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13345.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020587	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13345.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020587	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13345.58.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020623	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Per AOC guidelines dated XXX; the the LTV/CLTV maximum is XXX% if the DSCR is below XXX. DSCR is calculated at XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Per AOC guidelines dated XXX the the LTV/CLTV maximum is XXX if the DSCR is below XXX  DSCR is calculated at XXX   Compensating Factors : Credit History - XXX - last XXX months; Verified Reserves are XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Per AOC guidelines dated XXX the the LTV/CLTV maximum is XXX if the DSCR is below XXX DSCR is calculated at XXX Compensating Factors : Credit History - XXX - last XXX months; Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	05/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8942.75.	D	B	C	B	C	B	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020623	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Property is XXX sq ft. G/L minimum is 1000 sq ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Exception granted. Compensating factors cited are XXX months reserves and XXX in the last XXX months	XXX	04/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8942.75.	D	B	C	B	C	B	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020623	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8942.75.	D	B	A	A	C	B	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020623	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.

Per AOC guidelines dated XXX; the the LTV/CLTV maximum is XXX% if the DSCR is below XXX. DSCR is calculated at XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Per AOC guidelines dated XXX the the LTV/CLTV maximum is XXX if the DSCR is below XXX  DSCR is calculated at XXX   Compensating Factors : Credit History - XXX - last XXX months; Verified Reserves are XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Cleared to Revoked.;
Revoked; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Per AOC guidelines dated XXX the the LTV/CLTV maximum is XXX if the DSCR is below XXX DSCR is calculated at XXX Compensating Factors : Credit History - XXX - last XXX months; Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original CLTV of XXX, adheres to the guideline maximum CLTV of 75.00.; Original CLTV of XXX, adheres to the guideline maximum CLTV of 75.00. Guidelines show DSCR XXX, have a Maximum LTV of XXX,	05/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8942.75.	D	B	C	B	C	B	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020623	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance. The AVM score is XXX% and a secondary valuation is required.	Change status of 'Third Party AVM to appraised value exceeds 10% allowable variance' from Active to Open Rebuttal.; Received CDA - updating loan accordingly.	XXX	Additional third party valuation requested to support value. Received CDA - updating loan accordingly.	04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8942.75.	D	B	C	A	C	B	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020623	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX% and a secondary valuation is required. Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.	Change status of 'Third party AVM Confidence Score is less than 90%' from Active to Open Rebuttal.; Received CDA - updating loan accordingly.	XXX	Additional third party valuation requested to support value. Received CDA - updating loan accordingly.	04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8942.75.	D	B	D	A	C	B	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024020571	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $29866.24.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020571	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $29866.24.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020571	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $29866.24.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020573	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require property square footage to be 1000 square feet or more. Property has XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; The file contains an exception approval on the XXX.	XXX	04/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6602.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020573	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6602.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020573	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6602.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020588	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7205.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020588	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7205.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020588	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7205.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020576	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020576	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020576	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020589	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received UCDP documentation - updating loan accordingly.	XXX	The SSR indicator is Present. Received UCDP documentation - updating loan accordingly.	04/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020589	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documentation - updating loan accordingly.	XXX	Third Party Valuation Product Provided. Received UCDP documentation - updating loan accordingly.	04/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020589	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Policy is Partial	Title policy is Partial; The purchase contract and the Title Commitment are both in the name of XXX. The loan closed in the name of XXX.	Change status of 'Title Policy is Partial' from Active to Open Rebuttal.;
Received updated Title committment in the name of KXXXT Coastal Properties which matches how the loan was closed. ; The purchase contract and the Title Commitment are both in the name of XXX. The loan closed in the name of XXX.	XXX	Title policy is Present. Exceptiion Resolved.	04/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020589	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8125.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020580	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020580	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing; XXX month prepayment penalty for as much as $XXX is disclosed on the final CD, and the prepayment penalty was included on the final approval. The addendum is not included on the note, nor is the XXX called for on the mortgage.	Change status of 'Prepayment Penalty Indicator is Missing' from Active to Open Rebuttal.;
Received executed prepayment Penalty to the note. ; XXX month prepayment penalty for as much as XXX is disclosed on the final CD, and the prepayment penalty was included on the final approval. The addendum is not included on the note, nor is the rider called for on the mortgage.	XXX	Prepayment Penalty Indicator is received. Exception resolved.	05/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020580	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial; XXX month prepayment penalty for as much as $XXX is disclosed on the final CD, and the prepayment penalty was included on the final approval. The addendum is not included on the note, nor is the XXX called for on the mortgage.	Change status of 'Security Instrument Indicator is Partial' from Active to Open Rebuttal.;
Recieved executed Rider to the mortgae for the prepayment penalty. Exception Resolved. ; XXX month prepayment penalty for as much as XXX is disclosed on the final CD, and the prepayment penalty was included on the final approval. The addendum is not included on the note, nor is the rider called for on the mortgage.	XXX	The security instrument indicator is Present	05/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020612	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7681.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020612	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7681.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020612	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7681.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020592	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10338.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020592	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10338.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020592	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10338.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020615	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020615	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020615	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020572	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020572	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020572	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020606	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13927.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020606	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updated loan accordingly.	XXX	Third Party Valuation Product Provided. CDA received; updated loan accordingly.	05/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13927.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020601	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020601	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020601	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020616	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13767.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020616	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13767.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020616	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13767.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020608	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Acknowledged by Client.; Purchase Price change addendum in file.	XXX	04/28/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16490.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020608	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/28/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16490.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020604	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/28/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8472.48.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020604	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	05/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8472.48.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020604	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	05/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8472.48.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020609	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29860.22.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020609	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29860.22.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020609	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29860.22.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020611	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020611	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020611	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020596	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.15.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020596	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.15.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020596	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.15.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020610	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. The co-borrower is the realtor representing the purchaser, who is also her XXX. No real estate commissions are disclosed on the Final CD. The co-borrower was added to the contract after the offer to purchase had been accepted. The purchase contract indicates that a XXX Property Interest addendum should be added, however that document is not included. This is a XXX Transaction as a result.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.;
Received full copy of the purchase agreement including the Addendum Licensee Disclosure. Exception cleared.	XXX	The fully executed purchase contract is Present. Received full copy of the purchase agreement including the Addendum Licensee Disclosure. Exception cleared.	05/08/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020610	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial	Change status of 'CoBorrower Liabilities Verified Indicator is Partial' from Active to Acknowledged by Client.;
The co-borrower has a charge-off with XXX that is XXX months old. Guidelines require XXX months. The lender approved the exception citing the qualifying score of XXX the DTI of XXX and the XXX years of employment as compensating factors. The lender also included XXX of the outstanding balance in the debt load.	XXX	05/02/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020610	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
The co- borrower has a charge-off with XXX that is XXX months old. Guidelines require 24 months. The lender approved the exception citing the qualifying score of XXX the DTI of XXX and the XXX years of employment as compensating factors. The lender also included XXX of the outstanding balance in the debt load.	XXX	05/02/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020610	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/02/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020610	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/02/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 months	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020603	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11349.62.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020603	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11349.62.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020603	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11349.62.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020602	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8884.08.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020602	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8884.08.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020602	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8884.08.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020607	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	05/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13049.49.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020607	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13049.49.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020607	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	There are XXX private mortgages documented in the loan file: mortgage from XXX, mortgage from XXX, and mortgage from XXX. Program requires all mortgage history to be verified at least XXX months. These private mortgages are not verified. The properties are not included on the final 1003.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an LOX with copies of SiteX reports for each of the XXX properties. LOX states the properties are owned by an XXX and the mortgage are in the XXX name. The checks in the file support this as they show the mortgages paid by XXX; Since owned by an XXX (and not the borrower personally) the payment histories are not required and they also do not need to be listed on the loan application. Reviewed the documentation - exception cleared.	XXX	Housing delinquency meets guidelines. Received an LOX with copies of SiteX reports for each of the XXX, properties. LOX states the properties are owned by an XXX, and the mortgage are in the XXX, name. The checks in the file support this as they show the mortgages paid by XXX,; Since owned by an XXX, (and not the borrower personally) the payment histories are not required and they also do not need to be listed on the loan application. Reviewed the documentation - exception cleared.	05/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13049.49.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020600	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54226.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020600	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54226.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020600	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54226.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Loans &lt; XXX are limited to XXX LTV/CLTV. The lender granted the exception due to low purchase price, and the minimum loan amount will not allow for XXX LTV. Compensating factors are XXX months reserves, XXX last XXX months and XXX FICO.	XXX	05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5682.24.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Loans &lt; XXX are limited to XXX LTV/CLTV. The lender granted the exception due to low purchase price, and the minimum loan amount will not allow for XXX LTV. Compensating factors are XXX months reserves, XXX last XXX months and XXX FICO.	XXX	05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5682.24.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5682.24.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXXis Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly	XXX	Third Party Valuation Product Provided. CDA received; updating loan accordingly	05/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5682.24.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020635	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.Guidelines require DSCR borrowers to own a primary residence. Documents in the file show no housing history or proof that borrower owns a Primary residence.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an LOX with a copy of the SiteX form on borrower's primary residence showing borrower owns free and clear. Exception cleared.	XXX	Housing delinquency meets guidelines. Received an LOX with a copy of the SiteX form on borrower's primary residence showing borrower owns free and clear. Exception cleared.	05/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020635	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require all XXX to have a total of XXX or more units. Principal XXX is part of an XXX.	Change status of 'Appraisal guideline violation' from Acknowledged by Client to Active.;
XXX Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Guidelines require all condominiums to have a total of XXX or more units.  Principal unit is part of an XXX unit XXX complex.;
Sean Welsh on the XXX grants an approval for this exception.  Compensating Factors : XXX FICO.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Guidelines require all condominiums to have a total of XXX or more units.  Principal unit is part of an XXX unit XXX complex.;
Sean Welsh on the XXX grants an approval for this exception. Compensating Factors : XXX FICO. Lender provided exception for the loan not meeting the guideline requirements.	XXX	05/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020635	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020629	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Minimum Trade Line Requirement Not Met	Change status of 'Minimum Trade Line Requirement Not Met' from Acknowledged by Client to Active.;
Borrower(s) have not met the minimum tradeline requirement per lender guidelines.  Derogatory Credit (Charge Off) within the last XXX months. ; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Per XXX - Borrower(s) have not met the minimum tradeline requirement per lender guidelines.  Derogatory Credit (Charge Off) within the last XXX months. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing)//XXX (Total); Payment decreasing by XXX Reserves of XXX Months; Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Derogatory Credit (Charge Off) within the last XXX months. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing)//XXX (Total); Payment decreasing by XXX Reserves of XXX Months; Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	05/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18265.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020629	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/04/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18265.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020629	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18265.20.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020622	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17624.72.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020622	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17624.72.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020622	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX with no subsequent Property Inspection. Incident Period - XXX. Appraisal completed XXX; loan closed XXX. Need confirmation no damage was substained.	Change status of 'Property located in XXX Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.;
Received XXX Post Disaster Inspection showing property has No Damage. Exception cleared.	XXX	Post Disaster Inspection provided Received XXX, Post Disaster Inspection showing property has No Damage. Exception cleared.	05/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17624.72.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/04/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/04/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/04/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. Contract Addendum in the file verifies the Final CD Sales price.	Change status of 'Purchase Contract does not Match Appraisal' from Acknowledged by Client to Open Rebuttal.;
Purchase Contract Addendum provided - cleared. ; Change status of 'Purchase Contract does not Match Appraisal' from Active to Acknowledged by Client.;
Contract Addendum in the file verifies the Final CD Sales price.	XXX	The Appraisal does reflect the correct sales price when compared to the Purchase Contract. Purchase Contract Addendum provided - cleared.	05/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7963.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7963.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020630	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16197.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020630	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16197.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020630	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines; A CPA letter confirming percentage of ownership is required. CPA Ownership letter is missing.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - The Secretary of State shows XXX owners with XXX ownership and the articles of organization confirms this information. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX - The Secretary of State shows XXX, owners with XXX, ownership and the articles of organization confirms this information. Exception cleared.	05/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16197.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020625	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Guidelines require 90% of the XXX XXX to be sold and closed. There are currently XXX% sold.	Change status of 'Appraisal guideline violation' from Acknowledged by Client to Active.;
Guidelines require 90% of the Condominium units to be sold and closed.  There are currently XXX sold; Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Guidelines require 90% of the Condominium units to be sold and closed.  There are currently XXX sold.  Compensating Factors : Verified Reserves are XXX FICO. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
															Per XXX - Guidelines require 90% of the Condominium units to be sold and closed. There are currently XXX sold. Compensating Factors : Verified Reserves are XXX FICO. Lender provided exception for the loan not meeting the guideline requirements.	XXX		05/25/2023	Lender compensating factors: Verified Reserves are XXX XXX FICO	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020625	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/08/2023	Lender compensating factors: Verified Reserves are XXX XXX FICO	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020625	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/08/2023	Lender compensating factors: Verified Reserves are XXX XXX FICO	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020624	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Guidelines require no more than 15% of XXX in the HOA to be XXX delinquent. Current figures show XXX% of the properties have a XXX day delinquency.	Change status of 'Appraisal guideline violation' from Acknowledged by Client to Active.;
Guidelines require no more than 15% of condos in the HOA to be XXX delinquent.  Current figures show XXX of the properties have a XXX day delinquency.; Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Guidelines require no more than 15% of condos in the HOA to be XXX delinquent.  Current figures show XXX of the properties have a XXX day delinquency.  Compensating Factors : Credit History - XXX-last XXX months; XXX FICO. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
															Per XXX - Guidelines require no more than 15% of condos in the HOA to be XXX delinquent. Current figures show XXX of the properties have a XXX day delinquency. Compensating Factors : Credit History - XXX-last XXX months; XXX FICO. Lender provided exception for the loan not meeting the guideline requirements.	XXX		05/25/2023	Lender Compensating Factors : Credit History - XXX-last XXX months; XXX FICO	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020624	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/09/2023	Lender Compensating Factors : Credit History - XXX-last XXX months; XXX FICO	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020624	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/10/2023	Lender Compensating Factors : Credit History - XXX-last XXX months; XXX FICO	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020628	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/11/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020628	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/11/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020628	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/11/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37692.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37692.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37692.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020633	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00. Guidelines state DSCR less than XXX, the Minimum FICO XXX and the Maximum LTV XXX%. ; Guidelines state DSCR less than XXX, the Minimum FICO XXX and the Maximum CLTV XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines state DSCR less than 1.00, the Minimum FICO XXX and the  Maximum LTV XXX  Compensating Factors : Credit History - XXX - last XXX months; Reserves exceed req'd. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines state DSCR less than 1.00, the Minimum FICO XXX and the Maximum LTV XXX Compensating Factors : Credit History - XXX - last XXX months; Reserves exceed req'd. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original CLTV of XXX, adheres to the guidelines	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020633	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum	Qualifying DSCR of XXX, meets guideline requirement.	05/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020633	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX. Guidelines state DSCR less than 1.00, the Minimum FICO XXX and the Maximum LTV XXX%. ; Guidelines state DSCR less than 1.00, the Minimum FICO XXX and the Maximum LTV XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines state DSCR less than 1.00, the Minimum FICO XXX and the  Maximum LTV XXX  Compensating Factors : Credit History - XXX - last XXX months; Reserves exceed req'd. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines state DSCR less than 1.00, the Minimum FICO XXX and the Maximum LTV XXX Compensating Factors : Credit History - XXX - last XXX months; Reserves exceed req'd. Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020633	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020633	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10189.92.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10189.92.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines state - XXX trade lines reporting for >12 months; or XXX trade lines reporting for > XXX months with activity in the past XXX months. Per credit report - only XXX account is active for the borrower(s). The XXX XXX accounts show the applicant is authorized user of account. Minimum trade line is XXX; need documentation to support a XXX account.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Received an LOX - the lender's credit report (updated) was utilized for the Minimum trade line requirements. The XXX account shows to be a XXX and confirmed the account is considered the borrower's. Reviewed documentation and agree - exception cleared.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines. Received an LOX - the lender's credit report (updated) was utilized for the Minimum trade line requirements. The XXX account shows to be a XXX,and confirmed the XXX, is considered the borrower's. Reviewed documentation and agree - exception cleared.	05/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10189.92.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020631	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6222.28.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020631	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6222.28.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020631	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6222.28.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020632	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX		05/18/2023	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020632	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. ; Purchase contract addendum is attached. Exception cleared.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Acknowledged by Seller.;
															There is a Contract Addendum in the file reducing the sales price to XXX which matches the final CD.; Purchase contract addendum is attached. Exception cleared.	XXX	The Appraisal does reflect the correct sales price when compared to the Purchase Contract. Purchase contract addendum is attached. Exception cleared.	05/23/2023	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	B	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020636	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10150.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020636	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10150.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020636	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10150.04.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020639	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27219.50.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020639	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27219.50.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020639	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP - CU Score of XXX Updating loan accordingly - exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP - CU Score of XXX, Updating loan accordingly - exception cleared.	05/22/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27219.50.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13077.57.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13077.57.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13077.57.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Change status of 'Borrower Income Verification is less than XXX months' from Cleared to Revoked.; Revoked	XXX	Income Verification of XXX, is greater than XXX, months.	05/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11040.62.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Initial CD Missing from file - Per Dislosure Tracking Summary dated XXX. (Missing Initial CD XXX)	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - ICD provided; Initial CD Missing from file - Per Dislosure Tracking Summary dated XXX (Missing Initial CD XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX, business days (counting all calendar days except XXX, and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX, business days (counting all calendar days except XXX, and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX, business days (counting all calendar days except XXX, and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX, business days before consummation.	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11040.62.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11040.62.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11040.62.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
Per XXX - Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX  Guidelines require a FICO score of XXX or more to allow for a less than XXX DSCR.  Compensating Factors : Credit History - XXX-last XXX months; Other - XXX under max LTV. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Open Rebuttal to Acknowledged by Client.;
															Per XXX - Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX Guidelines require a FICO score of XXX or more to allow for a less than XXX DSCR. Compensating Factors : Credit History - XXX-last XXX months; Other - XXX under max LTV. Lender provided exception for the loan not meeting the guideline requirements.	XXX		06/09/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/22/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum			Qualifying DSCR of XXX, meets guideline requirement.	05/22/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Guideline Violation – XXX Collected	Guidelines require XXX to be collected; however, XXX were not collected, and an XXX payment was not included in the original monthly mortgage payment.; XXX to be collected for borrowers with less than XXX FICO.	Change status of 'Guideline Violation – Escrows Collected ' from Active to Open Rebuttal.;
															Re-reviewed guidelines and the escrows are not required. Exception cleared. ; Escrows to be collected for borrowers with less than XXX FICO.	XXX	Escrow requirements met per Guidelines provided. Re-reviewed guidelines and the escrows are not required. Exception cleared.	05/23/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/19/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020647	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of 75000.00.	Change status of 'Loan amount is less than the minimum required loan amount' from Acknowledged by Seller to Active.;
Loan amount of XXX is less than the minimum required loan amount of XXX  ; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Open Rebuttal.;
Per XXX - Loan amount of XXX is less than the minimum required loan amount of XXX  The exception of Loan amount less than XXX is cited and approved by XXX on the XXX.; Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Loan amount of XXX is less than the minimum required loan amount of XXX The exception of Loan amount less than XXX is cited and approved by XXX on the XXX.	XXX	05/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6414.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020647	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6414.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020647	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6414.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020650	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020650	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
condition is cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans.	XXX	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020650	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $62455.76.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $62455.76.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	06/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $62455.76.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Per guidelines, XXX year housing history is required.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX, year housing history. 1003 shows over XXX, years of housing history. Exception cleared.	07/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $62455.76.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020655	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20183.68.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020655	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; XXX UCDP documentation provided showing CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. XXX, UCDP documentation provided showing CU Score of XXX, Exception cleared.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20183.68.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020655	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; XXX UCDP documentation provided showing CU Score of XXX Exception cleared.	XXX	The SSR indicator is Present. XXX, UCDP documentation provided showing CU Score of XXX, Exception cleared.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20183.68.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020654	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; XXX appraisals were provided on this loan. TPV exception cleared.	XXX	Third Party Valuation Product Provided. XXX, appraisals were provided on this loan. TPV exception cleared.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $159248.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020654	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. of 350%	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Per XXX in the file, XXX states "Exception granted for payment shock. Borrower's payment shock is XXX Max allowed is XXX	XXX	06/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $159248.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020654	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $159248.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020657	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22462.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020657	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; XXX UCDP documentation provided showing a CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. XXX, UCDP documentation provided showing a CU Score of XXX, Exception cleared.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22462.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020657	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of XXX lender credits ($XXX) does not exceed or equal the comparable sum of XXX lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX, exceeds or equals the comparable sum of specific and non-specific lender credits XXX, Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	06/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22462.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/01/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/01/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/01/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020653	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7189.84.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020653	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7189.84.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020653	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7189.84.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020660	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	06/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19365.24.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020660	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/06/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19365.24.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020660	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19365.24.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020661	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020661	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020661	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXXnot provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX, Exception cleared.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020662	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of 416250.00 and value used for LTV of XXX.; Per Guidelines, if the DSCR is < XXX maximum Ltv IS XXX%. The lender approved the loan at XXX% without granting an exception to the guides.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Per Guidelines, if the DSCR is &lt; XXX maximum Ltv IS XXX  The lender approved the loan at XXX without granting an exception to the guides. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - 0 XXX back to XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Per Guidelines, if the DSCR is &lt; XXX maximum Ltv IS XXX The lender approved the loan at XXX without granting an exception to the guides. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - 0 XXX back to XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26956.37.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020662	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Per Guidelines, if the DSCR is < XXX maximum LTV/CLTV is XXX%. The lender approved the loan at XXX% without granting an exception to the guides.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX. Per Guidelines, if the DSCR is &lt; XXX maximum Ltv IS XXX  The lender approved the loan at XXX without granting an exception to the guides. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - 0 XXX back to XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Per Guidelines, if the DSCR is &lt; XXX maximum Ltv IS XXX The lender approved the loan at XXX without granting an exception to the guides. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX back to XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26956.37.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020662	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26956.37.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020662	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26956.37.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX  are greater than the Guideline Minimum of 6.00 or $30740.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 20.08 years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documentation with a CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation with a CU Score of XXX, Exception cleared.	06/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX  are greater than the Guideline Minimum of 6.00 or $30740.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 20.08 years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	XXX of state search for XXX shows status of suspended with the XXX. It is not currently authorized to conduct business in CA. Explanation and/or resolution is required to include income from this business.

In addition, the guidelines require a Verification of Employment within XXX days of closing. Loan closed on XXX. Business searches and all documentation for employment is dated XXX. Need sufficient documentation to support verification of employment.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received an LOX with documentation to support the borrower's current business which is self named and also includes a XXX for the prior company. The search provided was for the previous business. The current business shows active and all documentation included is valid. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an LOX with documentation to support the borrower's current business which is self named and also includes a DBA for the prior company. The search provided was for the previous business. The current business shows active and all documentation included is valid. Exception cleared.	06/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX  are greater than the Guideline Minimum of 6.00 or $30740.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 20.08 years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX.; Fees included in test:
Broker fee $XXX
Discount Points $XXX
Processing Fees $XXX
Underwriting Fees $XXX
Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX, - Cure package provided; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX, - PCCD, LOE, copy of check and proof of shipment provided with XXX, days of discovery XXX, which downgrades the exception to a B. Exception cured within XXX, days of the creditor's discovery or receipt of notification of an unintentional violation or XXX, fide error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, at the choice of the consumer - (A) make the loan satisfy the requirements of this part; or
(B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; Fees included in test:
Broker fee $XXX
Discount Points $XXX
Processing Fees $XXX
Underwriting Fees $XXX	Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX, - Cure package provided; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX, - PCCD, LOE, copy of check and proof of shipment provided with XXX, days of discovery XXX, which downgrades the exception to a B. Exception cured within XXX, days of the creditor's discovery or receipt of notification of an unintentional violation or bona fide error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, at the choice of the consumer - (A) make the loan satisfy the requirements of this part; or
(B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXX and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of XXX (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided.; Fees included in test:
Broker fee $XXX
Discount Points $XXX
Processing Fees $XXX
Underwriting Fees $XXX	Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX, - Cure package provided; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX, - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery 6/16/2023 which downgrades the exception to a B. Exception cured within 60 days of the creditor's discovery or receipt of notification of an unintentional violation or bona fide error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, at the choice of the consumer - (A) make the loan satisfy the requirements of this part; or
(B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.; Fees included in test:
Broker fee $XXX
Discount Points $XXX
Processing Fees $XXX
Underwriting Fees $XXX	Change status of 'High-Cost Mortgage Late Fee Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Late Fee Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX, - Cure package provided; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX, - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery 6/16/2023 which downgrades the exception to a B. Exception cured within 60 days of the creditor's discovery or receipt of notification of an unintentional violation or bona fide error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, at the choice of the consumer - (A) make the loan satisfy the requirements of this part; or
(B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Financing of Points and Fees Test	This loan failed the high-cost mortgage financing of points and fees test. ( 12 CFR §1026.34(a)(10) )The loan finances, directly or indirectly, any points and fees, as defined in the legislation.A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis.; Fees included in test:
Broker fee $XXX
Discount Points $XXX
Processing Fees $XXX
Underwriting Fees $XXX	Change status of 'High-Cost Mortgage Financing of Points and Fees Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Financing of Points and Fees Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX, - Cure package provided; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX, - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery 6/16/2023 which downgrades the exception to a B. Exception cured within 60 days of the creditor's discovery or receipt of notification of an unintentional violation or bona fide error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, at the choice of the consumer - (A) make the loan satisfy the requirements of this part; or
(B) in the case of a high-cost mortgage, change the terms of the loan in a manner beneficial so that the loan will no longer be a high-cost mortgage.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of 125000.00. ; Loan amount of XXX is less than the minimum required loan amount of 125000.00.	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
XXX in the file cites this exception and XXX grants the approval due to; "The value came in lower than expected which caused the loan amount to drop below the minimum loan amount of XXX Change status of 'Loan amount is less than the minimum required loan amount' from Active to Open Rebuttal.;
XXX in the file cites this exception and XXX grants the approval due to; "The value came in lower than expected which caused the loan amount to drop below the minimum loan amount of XXX Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
XXX in the file cites this exception and XXX grants the approval due to; "The value came in lower than expected which caused the loan amount to drop below the minimum loan amount of XXX	XXX	06/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020679	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8177.22.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020665	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15206.09.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020665	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15206.09.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020665	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15206.09.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32029.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32029.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32029.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020678	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20807.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020678	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Duplicate - Revoked	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	07/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20807.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020678	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Provided.; UCDP documentation provided. CU Score is XXX; XXX. TPV still needed.	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is XXX, XXX, Relief is Not Eligible. TPV still needed.	06/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20807.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020678	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXXnot provided.	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is XXX, is Not Eligible. TPV still needed.	06/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20807.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020678	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received CDA; updating loan accordingly. Exception cleared.	XXX	Third Party Valuation Product Provided. Received CDA; updating loan accordingly. Exception cleared.	07/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20807.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020678	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided; exception cleared.	XXX	The SSR indicator is Present. UCDP documentation provided; exception cleared.	06/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20807.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020663	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19356.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020663	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19356.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020663	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19356.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the total amount of $XXX is due to an increase in Loan Discount Points ($XXX) and Appraisal Fee ($XXX) from the LE to CD. There is a COC dated XXX however, the Initial CD dated XXX is missing. Need evidence of Initial CD along with valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/15/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD dated XXX is missing from the loan file.	I have uploaded the initial CD dated XXX and also a screen shot from our system showing the CD {XXX}; The initial CD dated XXX is missing from the loan file. ; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX, business days (counting all calendar days except XXX, and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX, business days (counting all calendar days except XXX, and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX, business days (counting all calendar days except XXX, and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX, business days before consummation.	08/15/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX Exception cleared.	XXX	The SSR indicator is Present. UCDP documentation provided showing a CU Score of XXX, Exception cleared.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; The borrower income verification does not match approval: Per guidelines I used the most recent XXX months of XXX bank statements to calculate income. This calculation fall short of the lenders figures.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is XXX per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared. ; The borrower income verification does not match approval: Per guidelines I used the most recent XXX months of business bank statements to calculate income. This calculation fall short of the lenders figures.	XXX	Documentation provided to support Qualifying DTI below XXX, Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is XXX, per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared.	08/01/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines. The borrower income verification does not match approval: Per guidelines I used the most recent XXX months of XXX bank statements to calculate income. This calculation fall short of the lenders figures.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.;
Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is XXX per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared.	XXX	Residual income meets guidelines. Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is XXX, per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared.	08/01/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Per guidelines I used the most recent XXX months of XXX bank statements to calculate income. This calculation fall short of the lenders figures.; Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is $XXX per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared.	I have corrected the bank statement worksheet. The updated income supports the income used for qual {XXX}; Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is XXX per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared.	XXX	The borrower income verification does match approval. Received an LOX with an updated Income Calculation showing the most recent bank statements being used. Final income calculation is XXX, per month. Reviewed the bank statements and re-calculated to confirm. Updating income accordingly. Exception cleared.	08/01/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Balance Sheet Does Not Meet Guidelines	Balance Sheet Does Not Meet Guidelines	The exception 'Balance Sheet Does Not Meet Guidelines' is cleared.	06/22/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020698	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX% tolerance violation in the amount of $XXX is due to an increase in the Mortgage Recording fee from the LE to CD. There is a COC dated XXX however, the initial CD dated XXX which corresponds with the COC is missing; Need evidence of initial CD along with valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.; Title fees increased over the XXX% tolerance by $XXX. The COC provided indicates "title fees updated" but gives no additional information regarding the reason for the title fees to increase	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
XXX - COC and initial CD delivery date provided; Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	08/15/2023	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10870.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020670	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9905.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020670	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9905.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020670	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX cure required. Cure of $XXX required for increase in discount points without valid COC. COC provided indicates change in origination points and revisions requested by consumer, however, revisions requested were not documented. Please provide a detailed explanation of why the discount points increased or cure.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX- Lock extension COC provided; TILA XXX cure required. Cure of XXX required for increase in discount points without valid COC. COC provided indicates change in origination points and revisions requested by consumer, however, revisions requested were not documented. Please provide a detailed explanation of why the discount points increased or cure.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	07/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9905.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020670	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX- Lock extension COC provided	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX, .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX, days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX, days after consummation.	07/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9905.15.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020687	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	This loan passed the charges that in total cannot increase more than XXX, test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX, XXX, do not exceed the comparable charges XXX, by more than XXX, Please see the table that displays the Charges That Cannot Increase More Than XXX, for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX, percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10917.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020687	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX, .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX, days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX, days after consummation.	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10917.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020687	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	06/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10917.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020687	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. ; The file contains a renewal of the borrower's XXX dated XXX which does not show an expiration date. However a copy of the borrower's XXX card is missing from the file.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received LOX with copy of XXX ITIN renewal, Tax Transcripts. LOX states - XXX card was not obtained however we did receive the IR document stating the ITIn was renewed in XXX Per the IRS website, as long as an individual files XXX consecutive years tax returned, his ITIN remains valid. XXX years of the borrower's tax return transcropts were included showing the ITIN number. Therefore, because he has filed his tax returns for the past XXX years with the provided ITIN, this number would be valid. Reviewed all documentation provided - exception cleared. ; The file contains a renewal of the borrower's ITIN dated XXX which does not show an expiration date. However a copy of the borrower's ITIN card is missing from the file.	XXX	Borrower residency documentation has been provided and there are no issues with documentation. Received LOX with copy of XXX, ITIN renewal, Tax Transcripts. LOX states - ITIN card was not obtained however we did receive the IR document stating the ITIn was renewed in XXX, Per the IRS website, as long as an individual files XXX, consecutive years tax returned, his ITIN remains valid. XXX, years of the borrower's tax return transcropts were included showing the ITIN number. Therefore, because he has filed his tax returns for the past XXX, years with the provided ITIN, this number would be valid. Reviewed all documentation provided - exception cleared.	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10917.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020687	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10917.99.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020671	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39810.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020671	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received UCDP documentation showing a CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation showing a CU Score of XXX, Exception cleared.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39810.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020671	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documentation showing a CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation showing a CU Score of XXX, Exception cleared.	06/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39810.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received second appraisal - exception cleared.	XXX	Third Party Valuation Product Provided. Received second appraisal - exception cleared.	07/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received second appraisal - exception cleared.	XXX	Third Party Valuation Product Provided. Received second appraisal - exception cleared.	07/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Second Appraisal is Missing	The second appraisal is Missing; The second appraisal in file is for a different property and other borrowers	Change status of 'Second Appraisal is Missing' from Active to Open Rebuttal.;
Received second appraisal completed on a different day with a different company. Exception cleared. ; The second appraisal in file is for a different property and other borrowers	XXX	The second appraisal is Present. Received second appraisal completed on a different day with a different company. Exception cleared.	07/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The zero tolerance violation in the amount of $XXX is due to the addition of a XXX Final Inspection fee from the LE to the initial CD dated XXX. The COC dated XXX does not provide an explanation as to why the XXX Final Inspection fee was added; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - COC provided; The XXX tolerance violation in the amount of XXX is due to the addition of a XXX Final Inspection fee from the LE to the initial CD dated XXX The COC dated XXX does not provide an explanation as to why the XXX Final Inspection fee was added; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	07/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020697	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Notice of Special Flood Hazards is Missing	The notice of special flood hazards is Missing	Change status of 'Notice of Special Flood Hazards is Missing' from Active to Open Rebuttal.; Received LOX and confirmed. Property is not located in the flood zone and the notice is not applicable.	XXX	The notice of special flood hazards is Not Applicable. Received LOX and confirmed. Property is not located in the flood zone and the notice is not applicable.	07/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020673	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The evidence of property insurance showing the Policy Number as XXX and confirmation of the policy number is not provided. Lender to provide.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; Received a copy of the hazard dec page showing the Policy Number. Exception cleared.	XXX	Hazard insurance indicator is Present. Received a copy of the hazard dec page showing the Policy Number. Exception cleared.	07/07/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum or $0.00.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020673	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: The XXX account is held in the name of a XXX. AOC guidelines state, "Funds or deposits within a XXX account will not be considered an acceptable source to determine qualifying income.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received updated XXX - AOC guidelines state, "Funds or deposits within a XXX will not be considered an acceptable source to determine qualifying income. Compensating Factors : XXX-perfect credit XXX B2-2 small lates on credit; Borrs have add'l XXX in assets not used for qualifying. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - AOC guidelines state, "Funds or deposits within a XXX will not be considered an acceptable source to determine qualifying income. Compensating Factors : XXX-perfect credit XXX B2-2 small lates on credit; Borrs have add'l XXX in assets not used for qualifying. Lender provided exception for the loan not meeting the guideline requirements.	XXX		07/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum or $0.00.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020673	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum or $0.00.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020673	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700. AOC quidelines state - Borrowers must have a XXX minimum credit score.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
Updated XXX received - Compensating Factors : XXX-perfect credit XXX B2-2 small lates on credit; Borrs have add'l XXX in assets not used for qualifying. Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : XXX-perfect credit XXX B2-2 small lates on credit; Borrs have add'l XXX in assets not used for qualifying. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Open Rebuttal to Acknowledged by Client.;
															Updated XXX received - Compensating Factors : XXX-perfect credit XXX B2-2 small lates on credit; Borrs have add'l XXX in assets not used for qualifying. Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : XXX-perfect credit XXX B2-2 small lates on credit; Borrs have add'l XXX in assets not used for qualifying. Lender provided exception for the loan not meeting the guideline requirements.	XXX		07/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum or $0.00.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020673	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/29/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum or $0.00.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020669	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16106.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020669	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16106.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020669	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16106.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020674	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per Lender's guidelines; therefore, downgrade to A.	XXX	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20534.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020674	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20534.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020674	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20534.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020677	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47985.66.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020677	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47985.66.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020677	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received UCDP documentation showing CU Score of XXX Exception cleared.	XXX	The SSR indicator is Present. Received UCDP documentation showing CU Score of XXX, Exception cleared.	07/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47985.66.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020677	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received UCDP documentation showing CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation showing CU Score of XXX, Exception cleared.	07/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47985.66.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020677	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documentation showing CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation showing CU Score of XXX, Exception cleared.	07/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47985.66.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020676	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15946.31.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020676	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15946.31.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020676	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/10/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15946.31.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020672	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9701.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020672	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9701.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020672	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9701.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020675	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13990.67.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020675	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	07/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13990.67.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020675	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13990.67.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020683	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Duplicate - revoked	XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided	07/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11741.52.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020683	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly. Exception cleared.	XXX	Third Party Valuation Product Provided. CDA received; updating loan accordingly. Exception cleared.	07/25/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11741.52.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020683	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11741.52.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020683	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11741.52.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020681	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 3.00 or $48197.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020681	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 3.00 or $48197.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020681	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 3.00 or $48197.21.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020680	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21440.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020680	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21440.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020680	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21440.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020685	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	XXX	Third Party Valuation Product Provided CDA received; updating loan accordingly.	07/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18469.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020685	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18469.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020685	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18469.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020682	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24571.62.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020682	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documentation showing a CU Score of XXX and XXX Relief - Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation showing a CU Score of XXX, and XXX, Relief - Eligible. Exception cleared.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24571.62.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020682	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received UCDP documentation showing a CU Score of XXX and XXX Relief - Eligible. Exception cleared.	XXX	The SSR indicator is Present. Received UCDP documentation showing a CU Score of XXX, and XXX, Relief - Eligible. Exception cleared.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24571.62.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020686	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4485.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020686	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4485.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020686	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4485.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020684	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Property decribed as "XXX"	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
XXX indicates exception to guidelines is approved. Comp factors indicate all but XXX of the comps are less than XXX miles from the subject property and support the value, XXX mo reserves, FICO XXX and XXX last XXX months.	XXX	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7244.41.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020684	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7244.41.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020684	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7244.41.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020695	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16341.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020695	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16341.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020695	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is XXX Relief is Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is XXX, XXX, Relief is Eligible. Exception cleared.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16341.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020695	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is XXX Relief is Eligible. Exception cleared.	XXX	The SSR indicator is Present. UCDP documentation provided. CU Score is XXX, XXX, Relief is Eligible. Exception cleared.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16341.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020703	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14384.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020703	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14384.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020703	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14384.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020703	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; The initial LE dated XXX is missing from the loan file. Please provide the Loan Estimate(s). Additional conditions may apply.	Change status of 'The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.' from Active to Open Rebuttal.;
XXX - LE provided; The initial LE dated XXX is missing from the loan file. Please provide the Loan Estimate(s). Additional conditions may apply.	XXX	The file does contain at least one copy of a Loan Estimate.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14384.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020689	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11315.60.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020689	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11315.60.	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020689	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.; acknowledged by client	XXX	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11315.60.	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020691	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13959.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020691	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13959.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020691	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13959.40.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020688	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32316.73.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020688	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum			Qualifying DSCR of XXX, meets guideline requirement.	07/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32316.73.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020688	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32316.73.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020692	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16796.16.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020692	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16796.16.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020692	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16796.16.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020696	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is XXX Relief is Eligible. Exception cleared.	XXX	The SSR indicator is Present	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8721.21.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020696	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8721.21.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020696	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8721.21.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020696	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is XXX; XXX Relief is Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is 1; XXX, Relief is Eligible. Exception cleared.	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8721.21.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020696	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is XXX Relief is Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is 1; XXX, Relief is Eligible. Exception cleared.	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $8721.21.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020693	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided	08/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $469640.64, are greater than the Guideline Minimum of 6.00 or $27501.60.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020693	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $469640.64, are greater than the Guideline Minimum of 6.00 or $27501.60.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020693	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/01/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $469640.64, are greater than the Guideline Minimum of 6.00 or $27501.60.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020690	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11935.78.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020690	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11935.78.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020690	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11935.78.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020694	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/04/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33485.16.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020694	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/04/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33485.16.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020694	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.	Documentation provided to support Qualifying DTI below XXX, No exceptions.; Documentation provided to support Qualifying DTI below XXX, exceptions.	08/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33485.16.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020702	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37070.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020702	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37070.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020702	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37070.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020699	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37070.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020699	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37070.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020699	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37070.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020090	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly. ; AVM provided; updating loan accordingly.	08/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23869.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020090	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - COC and CD provided; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
provide a tolerance cure which includes PCCD, LOE, proof of delivery and copy of the check or PCCD, LOE XXX proof principal reduction. ; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XXX, - PCCD, LOE, copy of check and proof of shipment provided with XXX, days of discovery XXX, which downgrades the exception to a B; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX, .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23869.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020090	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23869.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020701	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX% exceeds the lender guidelines (250% XXX) tolerance.
Approved Lender Exception on CRSE. Exception Type: Payment Shock. Compensating Factors: Qualifing score XXX / DTI XXX% or XXX% total / Same employer-business for XXX years / Residual Income $XXX	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Approved Lender Exception on XXX. Exception Type: Payment Shock. Compensating Factors: Qualifing score XXX / DTI XXX or XXX total / Same employer-business for XXX years / Residual Income XXX	XXX	08/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54613.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020701	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54613.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020701	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received UCDP documentation showing a CU Score of XXX as Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided. Received UCDP documentation showing a CU Score of XXX, XXX, Relief as Eligible. Exception cleared.	08/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54613.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020701	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR/UCDP was not provided.	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received UCDP documentation showing a CU Score of XXX Relief as Eligible. Exception cleared.	XXX	The SSR indicator is Present. Received UCDP documentation showing a CU Score of XXX, XXX, Relief as Eligible. Exception cleared.	08/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54613.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020700	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing CPA Letter. Bank Statement Guideline Matrix dated XXX requires all XXX bank statement loans to have a CPA letter confirming percentage of ownership. Please provide a CPA letter stating borrower has XXX% ownership in the business.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX and a copy of the articles of XXX with an updated business search showing borrower is XXX of the company. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX and a copy of the articles of XXX, with an updated business search showing borrower is XXX, of the company. Exception cleared.	08/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22981.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020700	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of $XXX is due to an increase in Transfer Taxes from the LE to CD. There is a COC dated XXX, however the LE dated XXX is missing. Please provide LE dated XXX, PCCD wirh proof of refund check, LOE and proof of delivery to the borrower in the amount of $XXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX- LE dated XXX provided XXX COC dated XXX The XXX tolerance violation in the amount of XXX is due to an increase in Transfer Taxes from the LE to CD. There is a COC dated XXX however the LE dated XXX is missing. Please provide LE dated XXX PCCD wirh proof of refund check, LOE and proof of delivery to the borrower in the amount of XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22981.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020700	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant; Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	This loan passed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is not a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	08/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22981.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020700	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22981.26.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020704	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	08/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $96318.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	B	B	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020704	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	CPA Letter is Missing. Bank Statement matrix dated XXX requires all XXX bank statement loans to have a CPA letter confirming percentage of ownership. Please provide the CPA letter confirming percentage of ownership for the business for review.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received certificate of formation showing both borrower's are owners of the company. Confirmed existence of business - exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received certificate of formation showing both borrower's are owners of the company. Confirmed existence of business - exception cleared.	08/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $96318.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020704	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	CPA Letter is Missing. Bank Statement matrix dated XXX requires all XXX bank statement loans to have a CPA letter confirming percentage of ownership. Please provide the CPA letter confirming percentage of ownership for the business for review.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received certificate of formation showing both borrower's are owners of the company. Confirmed existence of business - exception cleared.	XXX	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received certificate of formation showing both borrower's are owners of the XXX, Confirmed existence of business - exception cleared.	08/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $96318.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020704	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received LOX and confirmed with the guides. XXX appraisal provided; TPV not required.	XXX	Third Party Valuation Product Provided. Received LOX and confirmed with the guides. XXX, appraisal provided; TPV not required.	08/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $96318.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	A	D	A	B	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020707	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $9748.70. It appears the XXX account was being duplicated in the asset calculation. Confirmed - reserves are not sufficient based on the documentation provided.	I have uploaded an explanation for the calculation of the assets in the file and the fact that the b {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX.  Guidelines require XXX, months of reserves.  Actual - XXX, months.  Compensating Factors : Consumer credit - no lates in XXX, months.  Lender provided exception for the loan not meeting the guideline requirements. ; The liquid reserves of XXX, months or XXX, are less than the Guidelines minimum required of 6.00 or $9748.70.  It appears the XXX, was being duplicated in the asset calculation.  Confirmed - reserves are not sufficient based on the documentation provided. ;
																	; Received updated XXX. Guidelines require XXX, months of reserves. Actual - XXX, months. Compensating Factors : Consumer credit - no lates in XXX, months. Lender provided exception for the loan not meeting the guideline requirements.	09/07/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: Consumer credit - XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020707	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/24/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: Consumer credit - XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020707	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				08/24/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender comp factors: Consumer credit - XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020705	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	08/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12282.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020705	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges. ; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges.	XXX	08/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12282.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020705	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12282.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020705	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12282.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020711	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $49063.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020711	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $49063.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020711	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $49063.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020706	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Per notes in file/final 1003, borrower used cash out proceeds from property located at XXX as reserves, however, the file is missing a copy of the Closing Disclosure for the transaction to verifi sufficient funds for closing and to meet the reserve requirements.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; Received a copy of the final CD for XXX. Updated assets - sufficient amount - exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received a copy of the final CD for Cedar XXX,. Updated assets - sufficient amount - exception cleared.	09/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14271.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020706	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14271.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020706	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14271.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020708	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	09/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $35737.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020708	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $35737.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020708	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $35737.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020709	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	XXX	09/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $41851.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	B	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020709	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $41851.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020709	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; The lender failed to properly include the secondary financing on the borrower's primary residence in the debt calculations. The borrower has XXX mortgages with monthly payments of $XXX and $XXX respectively, or $XXX in total. The 1008 shows the primary payment to be $XXX without any explanation as to why or where that number was obtained.	Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX, Received updated XXX/1008 and income worksheet. Lender originally used XXX, expense ratio; but can go down to XXX, expense per CPA letter. They decreased the expense ratio to XXX, to show the borrower has sufficient income to include the current primary address. Updating the calculation - exception cleared. ; Qualifying DTI of XXX, exceeds guideline maximum of 50.00.;
;
The lender failed to properly include the secondary financing on the borrower's primary residence in the debt calculations. The borrower has XXX, mortgages with monthly payments of XXX, and XXX, respectively, or XXX, in total. The 1008 shows the primary payment to be XXX, without any explanation as to why or where that number was obtained.; Received updated XXX/1008 and income worksheet. Lender originally used XXX, expense ratio; but can go down to XXX, expense per CPA letter. They decreased the expense ratio to XXX, to show the borrower has sufficient income to include the current primary address. Updating the calculation - exception cleared.	09/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $41851.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020725	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guideline matrix requires XXX bank statement loans to have a CPA letter confirming percentage of ownership. Please provide the CPA letter for review.	Uploaded the document {XXX}	XXX	Guideline matrix requires business bank statement loans to have a CPA letter confirming percentage of ownership. Please provide the CPA letter for review.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a copy of the partnership agreement showing borrower's ownership. Exception cleared. ; Received a copy of the partnership agreement showing borrower's ownership. Exception cleared.	09/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20416.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020725	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; CDA provided; updating loan accordingly.	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	09/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20416.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020725	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	09/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20416.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020725	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX, - fees on the inital LE, should not be part of the XXX, tolerance; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX, Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	09/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20416.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020725	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	Lender Credits That Cannot Decrease Test	Uploaded the document {XXX}	XXX	COC provided. This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX, exceeds or equals the comparable sum of specific and non-specific lender credits XXX, Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;	09/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20416.22.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020710	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17969.73.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020710	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17969.73.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020710	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17969.73.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020712	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26583.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020712	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.25.; Appraisal photos show property could potentiall be a short-term rental. Please provide sufficient documentation to confirm if property is short/long-term. Per guidelines, short-term rentals require a DSCR of XXX. The borrower will have to provide a valid lease or rent receipts from the previous XXX to clear this exception.	LOX {XXX}; Uploaded the document {XXX}	XXX	Qualifying DSCR of XXX, is less than guideline minimum requirement of XXX,
;
Appraisal photos show property could potentiall be a short-term rental. Please provide sufficient documentation to confirm if property is short/long-term. Per guidelines, short-term rentals require a DSCR of XXX, The borrower will have to provide a valid lease or rent receipts from the previous tenant to clear this exception.; Qualifying DSCR of XXX, meets guideline requirement. Received an LOX showing the appraiser provided long term rental comps in the market and the appraisal is noted as tenant occupied. The loan was approved on the No DSCR guidelines based on the long-term rental comps. Re-reviewed the appraisal and agree with the lender. Exception cleared. ; Received an LOX showing the appraiser provided long term rental comps in the market and the appraisal is noted as tenant occupied. The loan was approved on the No DSCR guidelines based on the long-term rental comps. Re-reviewed the appraisal and agree with the lender. Exception cleared.	09/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26583.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020712	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is XXX, and XXX, Relief is Not Eligible. Exception cleared. ; UCDP documentation was provided. CU Score is XXX, and XXX, Relief is Not Eligible. Exception cleared.	09/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26583.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020713	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing Business Questionnaire. This is required for XXX bank statement loans per guidelines In addition, bank statements for XXX account were provided; but the lender income calculation shows another account was used for income. Documentation to support this was not provided.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received an LOX with a copy of the correct income calculation. Lender used the XXX with XXX for XXX account which was utilized prior to opening the XXX. Expense ratio per CPA letter is XXX and confirmed the income calculation outlined on the 1008. A copy of the business Questionnaire was also included. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an LOX with a copy of the correct income calculation. Lender used the XXX, XXX, with XXX, account which was utilized prior to opening the XXX,. Expense ratio per CPA letter is XXX, and confirmed the income calculation outlined on the 1008. A copy of the business Questionnaire was also included. Exception cleared.	09/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24363.08.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020713	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	DTI Discrepancy is from income amount. Lender used $XXX and no documentation in file to support the amount. According to the income worksheet, the income was calculated from a XXX account number ending XXX, however, the bank statements are not in file. Verifi income amount of $XXX was calculated using XXX account XXX belonging to XXX with an expense ratio of XXX%.	I have uploaded an LOX, Bus Questionnaire, XXX mos bk stmts missing for XXX XXX XXX, and the corre {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX, Received an LOX with a copy of the correct income calculation. Lender used the XXX, with XXX, which was utilized prior to opening the XXX,. Expense ratio per CPA letter is XXX, and confirmed the income calculation outlined on the 1008. A copy of the business Questionnaire was also included. Exception cleared. ; DTI Discrepancy is from income amount. Lender used XXX, and no documentation in file to support the amount. According to the income worksheet, the income was calculated from a XXX XXX, number ending in XXX, however, the bank statements are not in file. Verifi income amount of XXX, was calculated using XXX, XXX, belonging to XXX, Investment with an expense ratio of XXX,
; Received an LOX with a copy of the correct income calculation. Lender used the XXX XXX with XXX which was utilized prior to opening the XXX. Expense ratio per CPA letter is XXX and confirmed the income calculation outlined on the 1008. A copy of the business Questionnaire was also included. Exception cleared.	09/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24363.08.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020713	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24363.08.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020713	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24363.08.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020714	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8096.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020714	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/13/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8096.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020714	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8096.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020715	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27950.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020715	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	XXX	09/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27950.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020715	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Guidelines require XXX tradelines open &gt; XXX months. The borrower has no open tradelines, and only XXX that was active in the previous XXX months. The lender approved the exception citing the XXX FICO score, XXX DTI and XXX months verified reserves as compensating factors.	XXX	09/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27950.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020715	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	09/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27950.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020716	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6981.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020716	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6981.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020716	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6981.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020726	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6981.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020726	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6981.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020726	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6981.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020718	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	XXX	09/29/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $67653.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	B	B	A	A	D	A	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020718	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $67653.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020718	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.;
Two appraisals are provided in the file due to loan amount. The second appraisal will cover the TPV. Exception cleared.	XXX	Third Party Valuation Product Provided. XXX appraisals are provided in the file due to loan amount. The second appraisal will cover the TPV. Exception cleared.	10/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $67653.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	B	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020717	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020717	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020717	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/29/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020721	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19617.66.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020721	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19617.66.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020721	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19617.66.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020719	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18415.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020719	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Guidelines allow for a minimum expense ratio of 35%. Lender is using a XXX% expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors are Borrower works from home, no employees, no inventory, service based business. Qualifying Credit Score is XXX Payment shock is only XXX Reserves of XXX months, service based business.	XXX	10/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18415.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020719	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require no 50 day consumer late payments in last XXX months.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors include: exception on student loan (XXX days late, now current) Qualifying Credit Score is XXX Payment shock is only XXX Reserves of XXX months, service based business.	XXX	10/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18415.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020719	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/04/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18415.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020734	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40251.55.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020734	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40251.55.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020734	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40251.55.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020724	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The borrowers have XXX XXX properties for which they are showing income, but have not provided adequate sourcing of the income in the form of leases, rental agreements, or ledgers showing regular payments from tenants over a XXX month period, or from the aquisition date if newly purchased. Payments for XXX are coming from a XXX account, XXX, that is controlled at least in part by the borrower. XXX.	Uploaded an LOX explaining that no rental income was used for any of these properties due to them be {XXX}; Uploaded an LOX explaining that no rental income was used for any of these properties due to them be {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. All of these properties are owned by an XXX that the borrower has a stake in. In re-reviewing the loan application; these properties were not included in the REO calculation. Re-caclulated these properties and updated the calculation to an REO loss on the properties confirmed owned solely by the borrower. All calculations are similar to the lenders. Exception cleared. ; The borrower income verification does not match approval;
The borrowers have XXX rental properties for which they are showing income, but have not provided adequate sourcing of the income in the form of leases, rental agreements, or ledgers showing regular payments from tenants over a XXX month period, or from the aquisition date if newly purchased.  Payments for XXX are coming from a XXX account, XXX, that is controlled at least in part by the borrower. XXX;
; All of these properties are owned by an XXX that the borrower has a stake in. In re-reviewing the loan application; these properties were not included in the REO calculation. Re-caclulated these properties and updated the calculation to an REO loss on the properties confirmed owned solely by the borrower. All calculations are similar to the lenders. Exception cleared.	10/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27674.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020724	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; The borrowers have XXX rental properties for which they are showing income, but have provided no property details, at least the tax and insurance expenses, and the P&I payments if the properties are financed. The properties in question are:XXX.	Uploaded an LOX detailing that all XXX of these properties are owned by an XXX or Corporation therefor {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial;
;
The borrowers have XXX rental properties for which they are showing income, but have provided no property details, at least the tax and insurance expenses, and the XXX payments if the properties are financed. The properties in question are:XXX.;
; Borrower liabilities verified indicator is Present. All of these properties are owned by an XXX that the borrower has a stake in. In re-reviewing the loan application; these properties were not included in the REO calculation. Re-caclulated these properties and updated the calculation to an REO loss on the properties confirmed owned solely by the borrower. All calculations are similar to the lenders. Exception cleared. ; Received LOX with copies of Site X report for the properties in question. All of these properties are owned by an XXX that the borrower has a stake in. In re-reviewing the loan application; these properties were not included in the REO calculation. Re-caclulated these properties and updated the calculation to an REO loss on the properties confirmed owned solely by the borrower. All calculations are similar to the lenders. Exception cleared.	10/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27674.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020724	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27674.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020724	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27674.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020722	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Investor Cash Flow Guideline Matix dated XXX states borrower must own a primary residence. Borrower is currently living in XXX, and does not own his primary residence.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors include: All REOs are owned free and clear, Qualifying credit score is XXX DTI XXX Housing and XXX Total, Payment decreasing by XXX Reserves of XXX months, Residual income of XXX Qualifying LTV is XXX	XXX	10/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12509.16.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020722	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12509.16.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020722	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12509.16.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020723	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8231.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020723	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8231.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020723	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8231.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020720	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8883.82.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020720	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8883.82.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020720	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8883.82.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020732	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5919.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020732	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5919.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020732	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5919.28.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020728	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/11/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020728	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/11/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020728	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				10/11/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020731	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/09/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020731	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/10/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020731	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of $XXX is less than the minimum required loan amount of $250,000.00. ; AOC Platinum guideline matrix dated XXX requires a minimum loan amount of $250,000.	Uploaded XXX for exception for loan amount {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX.  Guidelines state minimum $250,000 loan amount.  Actual - XXX loan amount.  AOCA does not have Platinum Elite so this falls into regular Platinum program. This is only an exception for the investor.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Loan amount of XXX is less than the minimum required loan amount of XXX  ;
;
AOC Platinum guideline matrix dated XXX requires a minimum loan amount of XXX Received updated XXX. Guidelines state minimum XXX loan amount. Actual - XXX loan amount. AOCA does not have Platinum Elite so this falls into regular Platinum program. This is only an exception for the investor. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	10/12/2023	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020727	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX (Lender calculated XXX) exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
The payment shock amount is XXX which is higher than calculated.  Per the most recent mortgage statement; the current primay payment is higher than lender calculated.  Per the XXX - guidelines maximum payment shock is XXX  Calculated payment shock is XXX  Borrowers fron DTI is XXX and back end is XXX  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX - last XXX months; Qualifying LTV is XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
The payment shock amount is XXX which is higher than calculated. Per the most recent mortgage statement; the current primay payment is higher than lender calculated. Per the XXX - guidelines maximum payment shock is XXX Calculated payment shock is XXX Borrowers fron DTI is XXX and back end is XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX - last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51939.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020727	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/17/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51939.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020727	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51939.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020729	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51939.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020729	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51939.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020729	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51939.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020730	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51451.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020730	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51451.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020730	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $51451.38.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020733	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The 1008/CRSE show borrower income. The lender approval is an Investor Cash Flow and income is not calculated. Please provide an updated 1008/CRSE without the borrower's income/DTI calculation.	Uploaded 1008 and XXX - removed income - no DTI reflected {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. The 1008/XXX show borrower income. The lender approval is an Investor Cash Flow and income is not calculated. Please provide an updated 1008/XXX without the borrower's income/DTI calculation. . The 1008/XXX show borrower income. The lender approval is an Investor Cash Flow and income is not calculated. Please provide an updated 1008/XXX without the borrower's income/DTI calculation. ;
; The transmittal summary is Present. Received an updated 1008/XXX showing no income and no DTI calculated (DSCR loan). Exception cleared. ; Received an updated 1008/XXX showing no income and no DTI calculated (DSCR loan). Exception cleared.	10/18/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13343.95.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020733	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13343.95.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020733	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/16/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13343.95.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020761	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/16/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Credit history XXX - last XXX months; Borrower has history of managing investment properties	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020761	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/19/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Credit history XXX - last XXX months; Borrower has history of managing investment properties	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020761	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $17194.33.; Lender has included the XXX bank statement for XXX of the borrowers. Please provide updated bank statements showing sufficient funds for XXX months of reserves.	Uploaded XXX for the Liza Pevehouse mos reserve exception. Also uploaded 1008 with reserves updated. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated 1008 and XXX.  Guidelines requires XXX months of reserves. Actual - XXX months. Compensating Factors : Qualfiying Credit Score is XXX Lender provided exception for the loan not meeting the guideline requirements. ; The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of XXX or XXX
;
Lender has included the same bank statement for XXX of the borrowers. Please provide updated bank statements showing sufficient funds for XXX months of reserves.; Received updated 1008 and XXX. Guidelines requires XXX months of reserves. Actual - XXX months. Compensating Factors : Qualfiying Credit Score is XXX Lender provided exception for the loan not meeting the guideline requirements.	10/24/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender comp factors: Credit history XXX - last XXX months; Borrower has history of managing investment properties	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020743	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/16/2023		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020743	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/18/2023		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020743	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXXis Not Eligible or Unavailable.	CDA {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	10/27/2023		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020745	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	10/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13487.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020745	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13487.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020745	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13487.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020740	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34928.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020740	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34928.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020740	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34928.44.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020744	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16314.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020744	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16314.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020744	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16314.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020747	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30933.40.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020747	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30933.40.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020747	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30933.40.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020739	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21784.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020739	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21784.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020739	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21784.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020737	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28118.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020737	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28118.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020737	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28118.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020742	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	XXX Exposure is $XXX Max allowable is $3,000,000.	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensatinig Factors include: Verified Reserves are XXX months.	XXX	10/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42400.14.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020742	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42400.14.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020742	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42400.14.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020741	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
 HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	10/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10156.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020741	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Borrower has XXX and XXX in previous XXX months.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compansating factors include: DTI of XXX housing and XXX total, borrower with the same employer for XXX years, Payment shock is XXX Verified reserves are XXX Residual income of XXX and qualifying LTV is XXX	XXX	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10156.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020741	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10156.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020736	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7839.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020736	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7839.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020736	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7839.30.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020738	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23419.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020738	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23419.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020738	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23419.43.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020735	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11057.34.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020735	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11057.34.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020735	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 731 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11057.34.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020750	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27833.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020750	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27833.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020750	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27833.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020746	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15899.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020746	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15899.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020746	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/31/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15899.02.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020749	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $1468993.23, are greater than the Guideline Minimum of 6.00 or $67881.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020749	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $1468993.23, are greater than the Guideline Minimum of 6.00 or $67881.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020749	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $1468993.23, are greater than the Guideline Minimum of 6.00 or $67881.46.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020748	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13284.90.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020748	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13284.90.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020748	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13284.90.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020751	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020751	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020751	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Verification of Employment is required to be XXX days prior to closing or anytime after. Please provide an updated Verification of Employment for the borrower XXX dated XXX or after.	Uploaded the document {XXX}; Uploaded the SOS pulled within XXX days of closing {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated Verification of Employment search conducted on XXX Exception cleared. ; Verification of Employment is required to be XXX days prior to closing or anytime after. Please provide an updated Verification of Employment for the borrower XXX dated XXX or after.; Received an updated Verification of Employment search conducted on XXX Exception cleared.	11/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020752	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	See the XXX uploaded. Shows the reconstruction cost is XXX which matches the XXX amount o {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance coverage is sufficient.; Hazard insurance coverage is sufficient.; Hazard insurance coverage is sufficient. Received a replacement cost estimator for this loan. Updating loan accordingly - exception cleared. ; Received a replacement cost estimator for this loan. Updating loan accordingly - exception cleared.	11/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14505.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020752	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Per AOC guidelines dated XXX: Prepayment Penalty - standard XXX years - XXX months interest on excess of XXX% of original principal balance. Prepayment Penalty on loan is XXX months (XXX years).	See the lock confirmation that states the PPP is XXX years. {XXX}; Uploaded XXX for exception for the XXX yr PPP. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received XXX approving the XXX month prepayment penalty guideline exception. Comp Factors include XXX FICO, XXX months reserves, housing history XXX ; The rate lock sheet is not sufficient to approve a guideline exception for the prepayment penalty. Per the AOC matrix dated XXX the maximum prepayment penalty allowed is XXX months -XXX interest on excess of XXX of the original principal balance.	11/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14505.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020752	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14505.12.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020754	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	11/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10991.34.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020754	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10991.34.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020754	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/13/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10991.34.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020767	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020767	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020753	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37081.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020753	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37081.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020753	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37081.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020756	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $45831.94.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020756	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $45831.94.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020756	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $45831.94.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020759	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23194.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020759	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23194.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020759	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23194.52.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020757	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6136.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020757	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6136.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020757	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6136.50.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020755	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of 3000000.00.	Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX DTI is XXX housing or XXX Total, Borrower with same employer for XXX years, Residual income of XXX last XXX months, and Qualifying LTV is XXX	XXX	11/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020755	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020758	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of 1500000.00.	Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors include: Excellent Mortgage history, one time occurance, Qualifying Credit Score is XXX and Reserves are XXX Months.	XXX	11/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99526.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020758	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines do not allow for a 2X30X12.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted. Compensating factors include: Excellent Mortgage history, one time occurance, Qualifying Credit Score is XXX and Reserves are XXX Months.	XXX	11/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99526.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020758	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/27/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99526.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020758	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99526.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020758	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Please provide insurance documents showing sufficient coverage, guaranteed replacement cost coverage, or a Replacement cost estimator provided by the XXX company showing replacement cost to be $XXX or less.	Please see insurance calc tool uploaded. Using the Estimate of Cost New from appraisal, the insuranc {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance coverage is sufficient. Lender provided cost to cover calculation. Re-reviewed the documentation and the appraisal shows a cost amount to replace which is lower than the lender's calculated amount. Exception cleared. ; Lender provided cost to cover calculation. Re-reviewed the documentation and the appraisal shows a cost amount to replace which is lower than the lender's calculated amount. Exception cleared.	12/04/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99526.54.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020760	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The loan program is listed DSCR. The 1008/CRSE/ and final loan application all show borrower has income. Please provide updated documentation removing this income for the DSCR loan. ; Received updated CRSE/1008 removing the borrower's income. Need updated final application with these same changes.	Uploaded 1003 with employment and income removed {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. The loan program is listed DSCR. The 1008/XXX/ and final loan application all show borrower has income. Please provide updated documentation removing this income for the DSCR loan. ; Final Loan Application is Present. Received an updated loan application removing the borrower's income matching the loan program - DSCR. Exception cleared. ; Received an updated loan application removing the borrower's income matching the loan program - DSCR. Exception cleared.	12/07/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31450.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020760	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31450.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020760	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31450.76.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020769	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21426.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020769	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21426.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020769	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21426.88.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020762	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing; Prepayment penalty is for the XXX months. Guidelines state that a Prepayment Penalty must be Standard XXX years – XXX months’ interest on excess of XXX% of the original principal balance (unless otherwise restricted by law); Received updated CRSE. Guidelines state that a prepayment penalty must be standard XXX years-XXX months. interest on excess of XXX% of the original principal balance. Prepayment penalty is for the XXX months. Compensating Factors : No credit lates; Reserves exceed the XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Prepayment Penalty Indicator is Missing' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines state that a prepayment penalty must be standard XXX years-XXX months. interest on excess of XXX of the original principal balance. Prepayment penalty is for the 1st XXX months. Compensating Factors : No credit lates; Reserves exceed the Min Req'd. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Prepayment Penalty Indicator is Missing' from Material to Non-Material.; Change severity of 'Prepayment Penalty Indicator is Missing' from Material to Non-Material.; Change status of 'Prepayment Penalty Indicator is Missing' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX.  Guidelines state that a prepayment penalty must be standard XXX years-XXX months. interest on excess of XXX of the original principal balance. Prepayment penalty is for the 1st XXX months.  Compensating Factors : No credit lates; Reserves exceed the Min Req'd. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Prepayment Penalty Indicator is Missing' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Guidelines state that a prepayment penalty must be standard XXX years-XXX months. interest on excess of XXX of the original principal balance. Prepayment penalty is for the 1st XXX months. Compensating Factors : No credit lates; Reserves exceed the Min Req'd. Lender provided exception for the loan not meeting the guideline requirements. ; Received updated XXX. Guidelines state that a prepayment penalty must be standard XXX years-XXX months. interest on excess of XXX of the original principal balance. Prepayment penalty is for the 1st XXX months. Compensating Factors : No credit lates; Reserves exceed the Min Req'd. Lender provided exception for the loan not meeting the guideline requirements.	12/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21720.62.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020762	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21720.62.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020762	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21720.62.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020764	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19601.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020764	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19601.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020764	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; invalid	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided. Received copy of the field review dated XXX Exception cleared.	12/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19601.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020764	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Received copy of the field review dated XXX. Exception cleared.	Sent Field Review {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. Received copy of the field review dated XXX Exception cleared.	12/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19601.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020764	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Provided.; Received copy of the field review dated XXX. Exception cleared.	Uploaded Field Review to other Condition {XXX}	XXX	Third Party Valuation Product Provided. Received copy of the field review dated XXX Exception cleared.	12/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19601.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020764	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked.; invalid duplicate	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided. Received copy of the field review dated XXX Exception cleared.	12/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19601.78.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020768	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16492.47.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020768	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16492.47.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020768	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16492.47.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020765	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20321.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020765	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20321.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020765	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The prepayment penalty of XXX months exceeds the prepayment penalty allowed per guidelines of 36 months.	The extended prepayment penalty of XXX months is allowed per the attestation dated XXX in anticipation of reciept of the updated guidelines.	12/11/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20321.44.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020763	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37273.53.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020763	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	12/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37273.53.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020763	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37273.53.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020766	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Lender approved the exception for the LTV/CLTV citing XXX FICO, XXX months reserves and rental property management history as compensating factors.	XXX	12/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27543.92.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020766	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Lender approved the exception for the LTV/CLTV citing XXX FICO, XXX months reserves and rental property management history as compensating factors.	XXX	12/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27543.92.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020766	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27543.92.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13161.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13161.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13161.40.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; Please provide HOI, Tax cert for the following property: XXX Please provide Final Settlement for Property: XXX as Final 1003 states Pending Sale	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
XXX  Received missing property documentation.  Exception cleared.  ; Please provide HOI, Tax cert for the following property:  XXX;
;
Please provide Final Settlement for Property: ;
XXX as Final 1003 states Pending Sale	XXX	Borrower liabilities verified indicator is Present	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7736.56.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7736.56.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7736.56.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020377	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.; Residual income of 2276.31 does not meet minimum guidelines. Lender approved exception in file see page 551- XXX residual income min $XXX- this file short XXX; compensating factors: monthly payment going down with good credit.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
Per XXX - Exception Type: Other. Guidelines - Minimum Residual Income: $24500, Occupancy: Primary - XXX Actual - Residual Income: XXX Rationale - Residual income shore by XXX dollars but their monthly payment is going down and they have good credit. Compensating Factors : Qualifying Credit Score is XXX Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is XXX Verified Reserves are XXX Qualifying LTV is XXX Acknowledged by Client	XXX	08/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10288.56.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020377	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10288.56.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020377	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10288.56.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020377	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. DTI outside max GL DTI XXX%; added co-borrowers debts per credit bureau and comparison XXX- no evidence in file for paid XXX liabilities and/or paid in full accounts: XXX, XXXadded to liabilities. Audit DTI outside mac XXX DTI XXX% at XXX%	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX from client advising the Co-Bwrs liabilities were included in the calculation and it appears were duplicated. Reviewed the liabilities and Co-Bwrs XXX were entered twice. Removing - exception cleared.	XXX	Documentation provided to support Qualifying DTI below XXX	08/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10288.56.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020378	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received. Downgraded to a B	08/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23117.41.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020378	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23117.41.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020378	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23117.41.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00. Please provide Lender Exception Approval.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00 based on a loan amount of XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX - reviewed guideilnes - Credit Score of XXX can have max LTV/CLTV of XXX Exception cleared. ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00 based on a loan amount of XXX	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 85.00.; Original CLTV of XXX adheres to the guideline maximum CLTV of 85.00. Data point entry correction.	09/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8017.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX. Please provide Lender Exception Approval.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX - reviewed guideilnes - Credit Score of XXX can have max LTV/CLTV of XXX Exception cleared. ; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX	XXX	Original LTV of XXX adheres to the guideline maximum LTV of XXX Original LTV of XXX adheres to the guideline maximum LTV of 85.00. Data point entry correction.	09/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8017.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements met. Downgraded to a B.	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8017.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8017.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32220.63.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32220.63.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification of XXX is greater than XXX months.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32220.63.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020042	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- missing bank statement XXX for XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated income calculation - removing XXX from calculation. Reviewing / updating income accordingly. Exception cleared.	XXX	The borrower income verification does match approval	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 5.08 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020042	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial- missing all taxes and HOI for REO- missing taxes for XXX; missing HOI XXX and XXX	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Received copies of taxes and HOI for all REO properties. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 5.08 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020042	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 5.08 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020042	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020041	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020041	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020041	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	CRSE has incorrect loan information. Lender stated loan is an Investor loan.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; Received updated XXX matching calculations. Exception cleared.	XXX	The borrower income verification does match approval	09/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13832.29.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020038	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020038	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020038	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $12676.15.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for Reserves to be less than required based on no issues with credit history and residual income over XXX	XXX	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; XXX loan with established XXX and appraisal requirements met. XXX.	08/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14274.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14274.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14274.62.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Lender approval document pg 1084 shows XXX months bank statements, however, borrower was qualified using XXX months bank statements - pg 590	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated XXX/1008/ Lender Approval. Updated from XXX Month Bank Statement loan program to XXX Month Bank Statements. Calculations remain the same - exception cleared. ; Lender approval document pg 1084 shows XXX months bank statements, however, borrower was qualified using XXX months bank statements - pg 590	XXX	The borrower income verification does match approval	09/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020380	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received, downgraded to a B.	08/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020380	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020380	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020403	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	09/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34137.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020403	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Not Executed	Final Loan Application is Not Executed; Final 1003 with Loan Officer signature was not located in XXX.	Change status of 'Final Loan Application is Not Executed' from Active to Open Rebuttal.;
Received LOX and confirmed. Loan Officer is not required to sign the final 1003. Loan Officer did sign initial 1003. Exception cleared. ; Final 1003 with Loan Officer signature was not located in loan file.	XXX	Final Loan Application is Present	09/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34137.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020403	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; XXX: Received State of XXX statute to cure exception. Since the insruance coverage ois less thatn the Appraisal XXX and the loan exceeds the coveage amount, exception stands.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
XXX Received RCE of coverage showing replacement coverage is in place. Exception cleared. ; XXX Received State of XXX statute to cure exception. Since the insruance coverage ois less thatn the Appraisal RCE and the loan exceeds the coveage amount, exception stands.	XXX	Hazard insurance coverage is sufficient.	09/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34137.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020403	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34137.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020403	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/27/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34137.12.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020389	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24144.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020389	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24144.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020389	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24144.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020385	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12415.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020385	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12415.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020385	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12415.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020393	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX Received Initial CD dated XXX Per the Disclosure Tracker, there was an Initial CD issued XXX electronically sent to the borrower(s), however, the disclosure is missing from the loan file and caused a timing exception.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	09/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020393	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	08/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020393	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per guidelines, section 16.10, if qualifying under the XXX program, the account cannot be a XXX account. The file was qualified using bank statements that are jointly owned by the borrower and coborrower. Coborrower is employed as a teacher, unable to determine if the co-borrower's income is deposited into the joint account.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
XXX Approved exception for XXX holder who is not an owner. Co Borrower is a teacher. Typical teacher pay is via electronic deposits that are described as payroll, There are no such deposits nor ar there like deposits every month to indicate that the co-borrower uses this. Compensating factors: XXX FICO, XXX housing DTI. Reserves of XXX months, Residual income of XXX last XXX motnhs, XXX LTV.	XXX	09/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020393	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020384	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020384	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020384	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of 150000.00.	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Lender approved the loan amount exception citing XXX FICO, XXX DTI, XXX months reserves and XXX LTV as compensating factors.; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Lender approved the loan amount exception citing XXX FICO, XXX DTI, XXX months reserves and XXX LTV as compensating factors.; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Lender approved the loan amount exception citing XXX FICO, XXX DTI, XXX months reserves and XXX LTV as compensating factors.;
The exception is currently marked as Non-Material.;
The exception status is currently Acknowledged by Client.	XXX	12/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8042.78.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8042.78.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8042.78.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal received. Downgraded to a B.	08/15/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15815.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15815.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020395	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists. Missing searches against lists for appraiser and XXX please provide.	All Interested parties were checked and cleared with Exclusionary Lists. Data point entry correction.	08/26/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15815.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020399	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18251.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020399	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18251.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020399	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18251.10.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Cannot locate Permanent Residency card but there are XXX copies of his Driver license.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received copy of permanent residency card with receipt confirmation. Exception cleared.	XXX	Borrower residency documentation has been provided and there are no issues with documentation.	09/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received, downgraded to a B.	08/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $19770.66.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Received XXX - Exception Type - Assets-Reserves. Guideline - XXX months; Actual XXX months. Compensating Factors : Qualifying Credit Score is XXX Residual income of XXX Acknowledged by client.	XXX	09/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020409	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	08/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020407	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23273.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020407	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23273.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020407	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.	Change status of 'Hazard Insurance Coverage is Not Sufficient' from Active to Open Rebuttal.;
Received rebuttal from client (XXX) hazard insurance coverage is considered efficient. RCE prohibited in XXX Coverage is considered sufficient by the lender.	XXX	Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX	09/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23273.60.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020408	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020408	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020408	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020386	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Right to Cancel Transaction Date is different from the Transaction Date	The right to cancel transaction date of XXX is different from the note date of XXX; The right to cancel transaction date of XXX is different from the note date of XXX	Change status of 'Right to Cancel Transaction Date is different from the Transaction Date' from Active to Open Rebuttal.;
Received PC documents for Right to Cancel. Confirmation borrower received also included. Updating loan accordingly.	XXX	The right to cancel transaction date of XXX equals from the note date of XXX	09/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9961.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020386	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established escrow and appraisal received. Downgraded to a B	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9961.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020386	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9961.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16237.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16237.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16237.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020398	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines			The exception 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' is cleared.	08/11/2022	Qualifying FICO is Greater than the Guideline Minimum - ; Borrower 1 has significant job time - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time - ; Borrower Years On Job Exceeds XXX Years -	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020398	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal recevied. Downgraded to a B				08/12/2022	Qualifying FICO is Greater than the Guideline Minimum - ; Borrower 1 has significant job time - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time - ; Borrower Years On Job Exceeds XXX Years -	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/29/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020391	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received. Downgraded to a B.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50364.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020391	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50364.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020391	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50364.06.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020394	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22274.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020394	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22274.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020394	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22274.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial; Please provide XXX, Only XXX in file with a XXX for policy number.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
Received full copy of Master Policy including Policy #s. Updating loan accordingly - exception cleared. ; Please provide Master Policy for Condominium, Only XXX Binder in file with a TBD for policy number.	XXX	Hazard insurance indicator is Present	09/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19089.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19089.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19089.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020396	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Lender used an expense factor calculation of XXX%, however the borrower owns a restaurant and per guidelines section 16.7.11 a XXX% ratio should be applied if the business is a restaurant. The address of the restaurant does not show it to be a food court restaurant as indicated in the business questionnaire. The business questionnaire also indicates the business does not have any locations. . The file also contains a business sale agreement that shows the borrower is selling a portion of business which is the only known location owned by the borrower. No documentation was provided to confirm the borrower owns additional franchises that account for the income within the business name of XXX . The business address on the bank statements being used to qualify is the same as the address of the business being sold. The file does not contain any other information regarding the borrower's business and how the sale of this portion of the business will affect the borrower's income.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Received updated XXX - Income: Bank Statement: Acount requirements not met. Actual XXX Borrower has a small take out restaurant in a strip mall ok with using XXX Compensating Factors : Qualifying Credit Score is XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX Verified Reserves are XXX Residual Income of XXX Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	09/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32788.04.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020396	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/17/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32788.04.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020396	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Lender used an expense factor calculation of XXX%, however the borrower owns a restaurant and per guidelines section 16.7.11 a XXX% ratio should be applied if the business is a restaurant. Using the correct income calculation, results in a DTI that exceeds the guideline maximum	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX acknowledging the XXX Expense Ratio. Updating income accordingly. ; Lender used an expense factor calculation of XXX however the borrower owns a restaurant and per guidelines section XXX a XXX ratio should be applied if the business is a restaurant. Using the correct income calculation, results in a DTI that exceeds the guideline maximum	XXX	Documentation provided to support Qualifying DTI below XXX	09/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32788.04.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020396	XXX	XXX	XXX	XXX	XXX	XXX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.; Unable to determine finance charge differnce due to missing breakdown from the file.

Finance charges are understated by $XXX	Change status of 'TILA Finance Charge Test' from Active to Open Rebuttal.;
Received COC dated XXX showing Interest Rate Change.  updating loan accordingly. ; Unable to determine finance charge differnce due to missing breakdown from the file.;
;
Finance charges are understated by XXX	XXX	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX orIt is greater than the amount required to be disclosed.	09/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32788.04.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal received	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12813.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12813.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12813.18.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020410	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX exception downgraded to B. Borrower was provided copy of Appraisal, received Right to Appraisal doc and XXX set up.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21222.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020410	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21222.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020410	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21222.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020382	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Informational: XXX and Appraisal requirements met.	08/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23812.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020382	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23812.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020382	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23812.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Informational: XXX and Appraisal requirements met.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.97.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval- missing copy of pension award and/or benefit letter for XXX; missing XXX from XXX- file only containsXXX and income does not support pension IXXX per month; missing lender income calculations.; XXX: Received lender income calculations. Missing copy of pesnion award and/or benefit letter for XXX, misisng XXX from XXX for Insurance for XXX. file only contains XXX and income does not support pension XXX per month. Exception stands for income information provided. ; XXX: Received lender income calculations. Missing copy of pesnion award and/or benefit letter for XXX, misisng XXX from XXX for Insurance for XXX. file only contains XXX and income does not support pension XXX per month. Exception stands for income information provided.	Change status of 'CoBorrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Received updated XXX - Income-Documentation. Guideline - XXX W2; Actual - Missing Doc. Rationale - Exception granted for XXX W2 for co-borrower. Assets in file support monthly income. Compensating Factors : Borr with employer for XXX years; Reserves of XXX Months; Qualifying LTV is XXX Acknowledged by client.	XXX	10/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.97.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020392	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.97.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020397	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received. Downgraded to a B.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26573.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020397	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26573.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020397	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26573.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source.; Per guidelines, XXX% of the purchase price, plus reserves must come from the borrower’s personal funds. Borrower's own funds is less than XXX%.	Downpayment source is from an acceptable source.	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; XXX dated XXX reflects XXX XXX Loan deposits iao $XXX - XXX on XXX and the XXX on XXX with an XXX. No proof of XXX Loan/PIF documents in file.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX - "This is an error - this bank statement was not used in the income calculations - we used XXX through XXX. You can remove this statement from consideration. PPP loans not counted since are being forgiven." Verified income calculation - exception cleared. ; XXX dated XXX reflects 2 XXX Loan deposits iao XXX - 1st on XXX and the 2nd on XXX with an XXX No proof of PPP Loan/PIF documents in file.	XXX	Borrower liabilities verified indicator is Present	09/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Guidelines require 12 months of housing history, Processor cert in file from XXX XXX months accounted for and our account executive said we can work with this, however no Lender exception provided.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - "Exception not needed since guides allow for XXX on XXX months so XXX mos at XXX meets criteria." Exception cleared. ; Guidelines require 12 months of housing history, Processor cert in file from XXX Funding states XXX months accounted for and our account executive said we can work with this, however no Lender exception provided.	XXX	Housing delinquency meets guidelines.	09/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Percentage of Downpayment from Borrower Own Funds is XXX	The percentage of downpayment from borrower own funds is XXX; The percentage of downpayment from borrower own funds is XXX	The percentage of downpayment from borrower own funds is XXX The percentage of downpayment from borrower own funds is XXX	08/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	B	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established XXX and appraisal received. Downgraded to a B.	08/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020388	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Informational: XXX and Appraisal requirements met.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17608.42.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17608.42.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17608.42.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - ; Borrower has stable job time -	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Informational: XXX and Appraisal requirements met.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - ; Borrower has stable job time -	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - ; Borrower has stable job time -	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - ; Borrower has stable job time -	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - ; Borrower has stable job time -	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - ; Borrower has stable job time -	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020348	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; acknowledged	XXX	03/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14179.07.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020348	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14179.07.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020348	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14179.07.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020348	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. (XXX) , XXX )
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; XXX account established, and appraisal receipt acknowledged within XXX days.	HPML loan has established escrows and met the appraisal delivery requirement	XXX	03/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14179.07.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020341	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16577.51.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020341	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16577.51.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020341	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16577.51.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020347	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020347	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020347	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020322	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary and Credit Risk Summary is Missing	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; Received final 1008. Numbers are close - DTI is off due to updated Credit Report Comparison Report. Exception cleared.	XXX	The transmittal summary is Present	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60624.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020322	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60624.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020322	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60624.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020320	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $64235.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020320	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $64235.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020320	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; This loan failed the initial closing disclosure delivery date test due to: The initial CD dated XXX is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received Closing Disclosure dated XXX Updating loan accordingly. ; This loan failed the initial closing disclosure delivery date test due to: The initial CD dated XXX is missing from the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	07/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $64235.28.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	XXX Insurance Coverage has not been met	Flood insurance coverage in the amount of XXX does not meet the minimum coverage required. NOTE: mininmum flood insurance coverage to be $XXX; NOTE: mininmum flood insurance coverage to be $XXX	Change status of 'Minimum Flood Insurance Coverage has not been met' from Active to Open Rebuttal.;
Received LOX - The Loan amt is XXX the guides don't state the Flood must be at the Max of XXX it states: "OR The unpaid principal balance of the mortgage." Confirmed - Exception cleared. ; NOTE: mininmum flood insurance coverage to be XXX	XXX	Received flood insurance coverage in the amount of XXX to meet the minimum coverage required.	07/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	CPA letter does not support the ownership of the business. shows agent as XXX who os also the XXX> Agent of the property; Received LOX stating CPA letter was all that was available. Reviewed CPA letter (pg. 352) showing XXX is XXX% owner of the company. Exception cleared.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX stating CPA letter was all that was available. Reviewed CPA letter (pg. 352) showing XXX is XXX owner of the company. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; Received LOX stating CPA letter was all that was available. Reviewed CPA letter (pg. 352) showing XXX is XXX owner of the company. Exception cleared.	11/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial XXX length transaction as borrower lives in subject property as a XXX trandsaction ( not disclosed) along with the contract showing initial execution XXX anf not to close until XXX. Another XXX length transaction not disclosed as listing and selling agent is XXX who is the registered agent for XXX which the borrower per CPA owns XXX% but not documentation supplied except Tax Accountant letter ; Per Guidelines XXX Bankstatments XXX transactions not allowed - Non Arms length transaction as borrower lives in subject property as a XXX trandsaction ( not disclosed) along with the contract showing initial execution XXX anf not to close until XXX. Another XXX length transaction not disclosed as listing and selling agent is XXX who is the registered agent for XXX which the borrower per CPA owns XXX% but not documentation supplied except Tax Accountant letter	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Acknowledged by Client.;
Received updated XXX - Exception Type: Other-Program. Guidelines - Non-Arm's Length not allowed. Actual - Non-Arm's Length allowed. Rationale - Purchase transaction of primary. Borrower is associated with listing and selling agent, which is common. Compensating Factors : Payment Shock is only XXX Reserves of XXX Months; Qualifying LTV is XXX Acknowledged by client.	XXX	11/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020352	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22323.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020352	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22323.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020352	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Verified debt load does not agree with the figures from the approval. Updated credit report required.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received CR Supplemental Report. Matches the Liability Calculation. The final 1008 calculation is including the XXX-day XXX (which are not calculated per the guidelines). Exception cleared.	XXX	Borrower liabilities verified indicator is Present	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22323.72.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020324	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $54180.96.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020324	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $54180.96.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020324	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $54180.96.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	XXX is not reporting any financing. Final CD required to confirm figures provided	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Received property details for XXX. Property is owned free and clear. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28053.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The note provided is a XXX year fixed. The loan approval, lock sheet, and final CD state that the note is a XXX year Interest Only/XXX year note.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.; Received updated note showing Interest-Only XXX years. Update loan info - Exception cleared.	XXX	Note document indicator is Present	07/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28053.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	07/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28053.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	07/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28053.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020339	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/05/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28053.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020339	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Received LOX with corresponding documentation. "Borrower had a previous loan application XXX - property address input incorrectly - file had to be declined and another started with the correct address." Documentation reviewed - exception cleared.	XXX	Appraisal guideline violation is now acceptable.	07/19/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28053.24.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020332	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Only XXX month bank sttmt on file for XXX accts ending in XXX and XXX.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received LOX with copy of Guidelines : Guidelines only require 30-day seasoning. XXX has one statement from XXX to XXX and for XXX through XXX and meets the XXX-day requirement since these are bank generated and XXX bank statements. Exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared.	07/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020332	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020332	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	XXX Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. The guideline allows a maximum of XXX in the last XXX months. The borrower's account had XXX NSF.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX NSF based on it being from a company the borrower no longer consults for.	XXX	07/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20225.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20225.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20225.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16343.08.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16343.08.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16343.08.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020345	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15119.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020345	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15119.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020345	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15119.58.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020328	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26084.67.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020328	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26084.67.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020328	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26084.67.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.	Third party valuation product provided, value supported.	07/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21413.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Per guidelines, not applicable. XXXis Eligible and loan amount is less than $XXX. Exception cleared.	07/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21413.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21413.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21391.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21391.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21391.48.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	Qualifying DTI of XXX exceeds guideline maximum of 50.00.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped. ; XXX required. Refund in the amount of $XXX or valid XXX. Cure requirements are PCCD, LOE, copy of refund check, and proof of delivery. The appraisal fee increased from $XXX on Initial LE issued XXX to $XXX on subsequent LE issued XXX without valid COC. Please provide details as to why appraisal fee increased or cure.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the XXX with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XXX - Documents provided were provided at time of initial review and does not clear/cure current exception. ; XXX - shipping label created; package not yet shipped.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9613.45.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	Housing history does not meet guidelines. Borrower does not own a primary residence and lives rent free.	07/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9613.45.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	The loan is in compliance with all applicable laws and regulations.	07/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX  is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $9613.45.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020327	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Property and valuations related findings were not identified on the loan.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020327	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Fraud report shows the following alerts that have not been cleared: Alert for Score indicationg this loan has a high probability of loss due to fraudulent misrepresentation.
An alert for XXX having additional loan applications on same property with this same institution in past XXX days.
An alert for XXX Potential undisclosed REO.
AN alert for loan amount for investment property XXX with risk.
An alert for property flipping conditions in market high foreclosure activity and rising house prices.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing reserving shortgage based on FICO score of XXX DTI, XXX Years employment stability, residual income of XXX and XXX LTV.	XXX	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020327	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Appraisal guideline violation: XXX less than XXX (PG 1 in file) Exception approval received - Condition Downgraded. Compensating Factors : comps bracket to sq ft all with same lot size and same design/style	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020321	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $57884.72.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020321	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The file is missing a copy of the Title Committment for the subject property	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $57884.72.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020321	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX  is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX  is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $57884.72.
; Borrower 1 has significant job time - Borrower has XXX  years on job
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX  years
; Borrower has stable job time - Borrower has XXX  years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	The loan meets all applicable credit guidelines.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Received copy of Tax Bill for XXX property. Updated property calculation. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	08/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12247.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Property and valuations related findings were not identified on the loan.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received updated XXX. Exception Type - Program-Debt Ratios. Guideline - max d/r is 50% back end; Actual - Current XXX Rationale - XXX reserves, XXX yrs with current employer and credit over min threshold of XXX Compensating Factors : Qualifying Credit Score is XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Qualifying LTV is XXX Acknowledged by client.	XXX	Documentation provided to support Qualifying DTI below XXX	07/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12247.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Interest Rate Test	The loan is in compliance with all applicable laws and regulations.	07/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12247.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	B	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	The loan meets all applicable credit guidelines.	07/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12247.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020340	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX  months or XXX  are greater than the Guideline Minimum of 6.00 or $12247.90.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020331	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The loan is in compliance with all applicable laws and regulations.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Received updated XXX - Exception Type - XXX Ownership. Guideline - XXX borrower; Actual - XXX. Rationale - XXXt, XXX has access. Compensating Factors : Qualifying Credit Score is XXX Payment Shock is only XXX Reserves of XXX Months; Qualifying LTV is XXX Acknowledged by client.	XXX	07/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020331	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	Fraud report shows the following alerts that have not been cleared: Alert for loan amount for investment property historically associated with rish. An alert for Possible match found on XXX for subject property owner of record.	07/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020331	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020342	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $49760.56.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020342	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	07/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $49760.56.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29515.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29515.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29515.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020035	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	07/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23588.83.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020035	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23588.83.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020035	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23588.83.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020036	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00.; Qualifying DSCR of XXX is less than guideline minimum requirement of 1.00.	Qualifying DSCR of XXX meets guideline requirement.; Qualifying DSCR of XXX meets guideline requirement.	07/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16787.56.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020036	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16787.56.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020036	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16787.56.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020370	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020370	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Per Portfolio Guidelines, Non-Arm's length transactions are not allowed. Appraisal states Non-arm's length sale.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
XXX Client provided approved exception for Appraisal guideline exception. Borrower purchased property he had been renting for XXX years. Appraiser suggested this was not arms length due to property never being listed, however research supports there has been no business affiliation. Compensating factors: XXX DTI. Borrower with employer for XXX + years. XXX residual income.	XXX	08/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020370	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	XXX Exceeds Tolerance	XXX XXX program, file reflects XXXin the XXX month period. No letter of explaination regarding the excessive NSF's.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
XXX Client provided approved exception for Overdraft/NSF count exceeds tolerance. Compensating factors: XXX DTI. Borrower with employer for XXX + years. XXX residual income.	XXX	08/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024020373	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7116.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020373	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7116.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020373	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7116.18.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9875.83.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9875.83.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9875.83.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020368	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17057.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020368	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17057.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020368	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17057.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16152.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16152.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; XXX: Received revised executed by Borrower 1003. Exception cleared.; Final 1003 incomplete- missing subject mortgage information, lender and payment amount. Business name incorrect- input as XXX and should be XXX; Received updated 1003 - pending execution by borrower.	Final Loan Application is Present	08/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16152.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial- minimum tradeline requirements not met and no lender exception in file or noted on CRSE; per XXX minimum tradelines are: XXX tradelines reporting for -> XXX months or XXX tradelines reporting > XXX months wtih activiity in the past XXX months; credit bureau only showing XXX active tradeline= Loancare mortgage and no other tradelines or activity within the last XXX months.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX with copy of Credit Report. XXX trade lines reporting for &gt; XXX months. Reviewed Credit Report - Confirmed. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	07/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16152.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.; XXX Rental income from sub	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	07/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16152.42.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020316	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8698.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020316	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8698.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020316	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8698.68.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. ; XXX: Received Credit Risk Summary & Exception Approval in trailing docs for Payment Shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception for payment shock based on XXX years with employer, XXX months of reserves, XXX in residual income and XXX LTV.	XXX	08/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is:	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing for cash-back amount above guidelines limit based on XXX years stability, XXX months verified reserves and XXX residual income and XXX LTC	XXX	07/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020364	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXc and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/27/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23937.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020364	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. ; XXX: Received CRSE in trailing docs.; Lender guidelines limit payment shock to XXX%. No exception approval was found in the file.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for payment shock above XXX based on XXX DTI, Borrower with employer XXX years, and residual income of XXX	XXX	08/03/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23937.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020364	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23937.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4059.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4059.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4059.60.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020351	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing one collection in the past XXX months based on XXX months verified reserves and credit history of XXX - last XXX months.	XXX	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18530.12.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020351	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18530.12.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020351	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18530.12.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020319	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6559.23.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020319	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6559.23.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020319	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6559.23.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020318	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4608.70.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020318	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4608.70.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020318	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4608.70.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020357	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender XXX Status is Not Active	The lender XXX status is Not Active. Data entry input correction.; Licensing Extended. Ability to conduct business intact.	The lender XXX status is Active	07/21/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020357	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8469.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8469.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	XXX Approval Missing	XXX Approval Missing	Condo approval indicator is Present	08/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8469.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial; XXX: Received XXX in trailing docs. Exception cleared.; Missing HOI XXX evidence; lender to provide master HOI policy for subject XXX	Hazard insurance indicator is Present. Received Master policy in trailing docs. Exception cleared.	08/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8469.64.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020360	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020360	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	07/21/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020360	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8303.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8303.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8303.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020338	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7583.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020338	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7583.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020338	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7583.90.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third party valuation product provided, value supported.	07/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25595.47.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25595.47.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020372	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020372	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020372	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020367	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11918.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020367	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11918.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020367	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11918.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020359	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020359	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020359	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020369	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10037.18.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020369	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10037.18.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020369	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10037.18.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020335	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9243.96.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020335	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9243.96.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020335	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9243.96.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 0.00.; Qualifying DTI of XXX exceeds guideline maximum of 0.00.; Qualifying DTI of XXX exceeds guideline maximum of 0.00.	Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6448.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6448.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6448.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020363	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	09/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020363	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; XXX; Received appraisal transfer. ; XXX; Received appraisal transfer. The rest of the information is not needed since we have the Final CD showing the correct purchase price and the appraisal was completed as is. ; Appraiser to provide updated appraisal reflecting correct sales price XXX; missing photos of water heater double strapped, XXX and XXX installed.	Origination appraisal is Present.	08/19/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020363	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock exceeds lender guidelines	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
Per guidelines, Payment Shock is less XXX point than what is calculated. Payment Shock on this loan would be XXX ; Max payment shock XXX - subject pmt shock is XXX and no exception in file; lender to provide approved exception.	XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock.	09/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020363	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received copies of bank statements showing XXX full months of housing payments. Exception cleared. ; Per GL need XXX months third party VOR or cancelled checks for XXX monthly rents; transaction is a primary purchase of the borrower's property he is currently renting; no lease in file to verify landlord and lease amount; payment shock exceeds XXX max GL pmt shock.; title in the name of XXX XXX and appraisal shows owner as XXX with no documentation or explanation as to this non arms length transaction; no sales contract and borrower and seller invloved in deeded transaction for the subject property in XXX and XXX (see items XXX and XXX borrower in chain of title for the subject property- need LOE as to previous ownership; Lender to provide details of this non arms length transaction and proof of current lease to equal XXX per section XXX non arms length not permitted and no exception in file or explanation with borrower in chain of title previously.	XXX	Housing delinquency meets guidelines.	09/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	C	C	C	C	D	C	D	C	C	C	C	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020343	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020343	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020343	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
																			; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4774.66.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4774.66.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4774.66.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020353	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/18/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020353	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/18/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020353	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/18/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020371	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13054.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020371	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13054.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020371	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13054.98.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020337	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020337	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020337	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/20/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $28778.68.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $28778.68.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $28778.68.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020365	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5470.78.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020365	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5470.78.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020365	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5470.78.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16656.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The First Mortgage P&I payment outlined on the 1008 does not match what is listed on the Note. Interest Only Note. First payment (I/O) is $XXX; After I/O Period - amount is $XXX. Provide updated 1008 showing after I/O amount.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received final 1008 - calculation of PITI payment after I/O period is higher; but within guidelines. Exception cleared - verified amounts.	XXX	The transmittal summary is Present	06/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16656.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX.	Change status of 'Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))' from Cleared to Revoked.;
Data point change per docs during QC	XXX	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX	06/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	06/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020032	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020031	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.				06/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020031	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020031	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received LOX with copies of Bank Statements. LOX states - For the XXX property - bank statements designate Ysl*XXX Per property records this property owned by XXX - info matches to bank statements. XXX history provided for XXX - spoke with XXX and they manage the apartments at XXX. The file contains rent history from XXX to XXX. XXX to XXX follow." Reviewed document provided - Exception cleared. ; Missing XXX month VOR per Lender exception granted as the third tradeline. Lender to provide missing XXX months VOR(s) for rentals: XXX (XXX) and XXX (XXX).;	XXX	Housing delinquency meets guidelines.	07/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Need documenation showing payments on current residence which shows to be owned for XXX years XXX months.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received copy of Insurance/Taxes/Property Details on XXX. No open loan - home is owned free and clear. Exception cleared.	XXX	Housing delinquency meets guidelines.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7855.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; Received final 1008. Exception cleared.	XXX	The transmittal summary is Present	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7855.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	06/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7855.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7855.33.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020030	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22495.25.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020030	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22495.25.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020030	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22495.25.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020034	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	06/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18566.97.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020034	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18566.97.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020034	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/23/2022	M	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is greater than XXX. ; XXX party valuation product required as CU score is greater than XXX. ; Per Lender Guidelines, not applicable loan amount is less than $XXX. Exception cleared.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX from Active to Open Rebuttal.;
Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared; XXX party valuation product required as CU score is greater than XXX ; Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared;
; Third Party Valuation Product Provided. Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared	03/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020374	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; 3rd party valuation product required as CU score is greater than XXX.; Per Lender Guidelines, not applicable loan amount is less than $XXX. Exception cleared.	Change status of 'Third Party Valuation Product Not Provided and XXX Collateral XXX is Not Eligible or Unavailable.' from Active to Open Rebuttal.;
Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared; XXX party valuation product required as CU score is greater than XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared; Third Party Valuation Product Provided. Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared	03/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020355	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12802.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020355	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12802.10.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17484.24.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17484.24.
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020968	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require property to be greater than 1000 square feet. Exception cited and approved on page 342 for property square footage at XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Per XXX - Property : Guide restricts minimum gross living area at XXX sq ft. Subject gross living area is a XXX sq ft. XXX to Proceed comps are similar size. Compensating Factors : Credit Score XXX LTV XXX Reserves - XXX Monhts. Acknowledged by client.	XXX	12/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22813.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020968	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	12/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22813.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020968	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	12/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22813.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024020944	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal requirements have been met. ; XXX Loan with established XXX and appraisal requirements have been met. Per new direction received XXX; client acknowledges XXX loans. ; XXX Loan with established XXX and appraisal requirements have been met. Per new direction received XXX; client acknowledges XXX loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML Loan with established escrows and appraisal requirements have been met. Per new direction received XXX client acknowledges XXX loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML Loan with established escrows and appraisal requirements have been met. Per new direction received XXX client acknowledges HPML loans.	XXX	01/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020944	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	01/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020944	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	01/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020642	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Missing XXX Act Disclosure	Missing Taxpayer First Act Disclosure.; XXX - on 1003. Cleared.	Taxpayer First Act Disclosure is now available.	04/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15106.83.	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020642	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Discount Fee Test	The loan failed the discount fee test. (DC ST § 28-3301(e)(1)-(2))This loan failed because either:The loan has an origination fee that is greater than XXX% of the principal; orThe compensation for origination fee or discount fee is not set to lender or the discount fee is XXX, and the sum of the discount points and origination fee is more than XXX% of the principal.	Change status of 'Discount Fee Test' from Cleared to Revoked.; CLeared	XXX	The loan passed the discount fee test. (DC ST § 28-3301(e)(1)-(2))This loan passed because either:The sum of the discount fee and origination fee is not greater than XXX of the loan's principal;The compensation is set to lender, the "XXX - State" box is checked, and the origination fee is not greater than XXX of the loan's principal.	04/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15106.83.	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020642	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA Received; updating loan accordingly.	05/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15106.83.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020642	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Invalid	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	05/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15106.83.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020642	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; 4/3/23 - Exception unable to be cleared due to outstanding XXX% tolerance for Final Appraisal Reinspection fee of $XXX not cured.; cured post close; XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to addition of Final Appraisal Insection fee $XXX and increase of credit report fee $XXX without a valid COC.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - Received copy of refund check ioa XXX dated XXX PCCD issued XXX LOE and proof of mailing. ; Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.;
Lender provided LOE, PCCD, mailing label and copy of check. Condition downgraded to B (Cured Post Close).; Change status of 'Charges That Cannot Increase Test' from Cured Post Close to Cleared.;
Cleared; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX - Exception unable to be cleared due to outstanding XXX tolerance for Final Appraisal Reinspection fee of XXX not cured.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; cured post close	04/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15106.83.	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020945	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/10/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020945	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/10/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020945	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				03/10/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; 3/14/23 - Received communication lender credit provided at consummation. Exception cleared upon application. ; TILA required: Refund in the amount of $XXX is required. Cure package required: PCCD with loe, refund check and proof of delivery. The XXX% tolerance failed because the Appraisal fee $XXX and Flood cert fee $XXX increased on the initial CD issued XXX.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10425.16.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.15. Per guidelines, Cash-Out Max LTV of XXX% with a Minimum DSCR XXX.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
Updated guidelines dated XXX received. Cash-Out DSCR of XXX can have a min XXX FICO with Max XXX LTV. Exception cleared.	XXX	Qualifying DSCR of XXX meets guideline requirement. Updated guidelines dated XXX received. Cash-Out DSCR of XXX can have a min XXX FICO with Max XXX LTV. Exception cleared.	03/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10425.16.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Revoked.; duplicate exception	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10425.16.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10425.16.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10425.16.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020565	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13528.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020565	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	03/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13528.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020565	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided - updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided - updating loan accordingly.	04/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13528.66.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received. Downgraded to a B	08/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20431.84.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20431.84.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020412	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	05/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20431.84.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $77439.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $77439.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	06/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $77439.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020390	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020390	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	11/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8459.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8459.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing; Received SSR documents (XXX). Updating loan accordingly.	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received SSR documents (CU Score and XXX Relief). Updating loan accordingly.	XXX	The SSR indicator is Present; Received SSR documents (CU Score and XXX Relief). Updating loan accordingly.	11/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8459.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Received SSR documents (XXX). Updating documents accordingly.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received SSR documents (CU Score and XXX Relief). Updating loan accordingly.	XXX	Third Party Valuation Product Provided; Received SSR documents (CU Score and XXX Relief). Updating documents accordingly.	11/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8459.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.; Received SSR documents (XXX. Updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received SSR documents (CU Score and XXX Relief). Updating loan accordingly.	XXX	Third Party Valuation Product Provided.; Received SSR documents (CU Score and XXX Relief). Updating loan accordingly.	11/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8459.56.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.; CDA Received - updating loan accordingly. ; CDA Received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly. ; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received - updating loan accordingly.	12/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15225.72.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA Received - updating loan accordingly.	Third Party Valuation Product Provided	12/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15225.72.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15225.72.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15225.72.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020424	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.				09/26/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020424	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				09/26/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance violation due an additional of a XXX in Section B on the CD dated XXX without a valid COC.			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	01/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	01/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Third Party Valuation Product Not Provided and CU Score is XXX. Per Lender guideline, not applicable.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX from Active to Open Rebuttal.; XXX - CU Score of XXX deleted. SSR score show Eligible. Per lender guideline, not applicable.	XXX	Third Party Valuation Product Provided.	01/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9337.60.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Per the 1003 the borrower owns his primary residence plus XXX additonal investment properties. The credit report does not show any open mortgages, nor is there a letter of explanation in the file or an approved exception to the housing history requirement.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Borrower owns property free and clear. Taxes and Insurance were validated. Exception cleared. ;
XXX - Per the 1003 the borrower owns his primary residence plus XXX additonal investment properties. The credit report does not show any open mortgages, nor is there a letter of explanation in the file or an approved exception to the housing history requirement.; Per the 1003 the borrower owns his primary residence plus two additonal investment properties. The credit report does not show any open mortgages, nor is there a letter of explanation in the file or an approved exception to the housing history requirement.	XXX	Housing delinquency meets guidelines. XXX - Borrower owns property free and clear. Taxes and Insurance were validated. Exception cleared. ;
																	XXX - Per the 1003 the borrower owns his primary residence plus XXX additonal investment properties. The credit report does not show any open mortgages, nor is there a letter of explanation in the file or an approved exception to the housing history requirement.	01/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9337.60.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9337.60.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Third Party Valuation Product Not Provided and CU Score is XXX.; XXX - Cash-Out Refi with an amount of $XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding $XXX need additional appraisal review. ; CDA provided; Updated loan. ; Lender's guidelines require TPV for cash out amounts exceeding $XXX.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX from Active to Open Rebuttal.; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX from Active to Open Rebuttal.;
CDA provided; Updated loan. ; XXX - Cash-Out Refi with an amount of XXX cash-out to borrower.  CU Score is greater than XXX and XXX is Not Eligible.  Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review. ; XXX - Desktop Analysis dated XXX received. ;
															XXX - Cash-Out Refi with an amount of XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review. ; CDA provided; Updated loan. ; Lender's guidelines require TPV for cash out amounts exceeding XXX	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided. CDA provided; Updated loan.	05/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9338.40.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Third Party Valuation Product Not Provided and XXX is Not Eligible.; XXX - Cash-Out Refi with an amount of $XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding $XXX need additional appraisal review.	Change status of 'Third Party Valuation Product Not Provided and XXX Collateral XXX is Not Eligible or Unavailable.' from Active to Open Rebuttal.; Change status of 'Third Party Valuation Product Not Provided and XXX Collateral XXX is Not Eligible or Unavailable.' from Active to Open Rebuttal.;
CDA provided; Updated loan. ; XXX - Cash-Out Refi with an amount of XXX cash-out to borrower.  CU Score is greater than XXX and XXX is Not Eligible.  Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review. ; XXX - Desktop Analysis dated XXX received. ;
															XXX - Cash-Out Refi with an amount of XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review.	XXX	Third Party Valuation Product Provided.; Third Party Valuation Product Provided. CDA provided; Updated loan.	05/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9338.40.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Lender's guidelines require TPV for cash out amounts exceeding $XXX; XXX - Cash-Out Refi with an amount of $XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding $XXX need additional appraisal review. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. Page 326 Final CD Cash out exceeding $XXX and Page 937 XXX shows XXX Not Eligible.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
CDA provided; Updated loan. ; XXX - Cash-Out Refi with an amount of XXX cash-out to borrower.  CU Score is greater than XXX and XXX is Not Eligible.  Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review. ; XXX - Desktop Analysis dated XXX received. ;
XXX - Cash-Out Refi with an amount of XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Page 326 Final CD Cash out exceeding XXX and Page XXX shows Collateral XXX Relief Not Eligible.	XXX	XXX - Desktop Analysis dated XXX received. ;
																	XXX - Cash-Out Refi with an amount of XXX cash-out to borrower. CU Score is greater than XXX and XXX is Not Eligible. Per guidelines, Cash-Out amounts exceeding XXX need additional appraisal review. ; Third Party Valuation Product Provided; Third Party Valuation Product Provided. CDA provided; Updated loan.	05/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9338.40.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9338.40.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9338.40.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020012	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13965.05.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020012	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval-Housing Ratio exceeds program guidelines-XXX%	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for based onHousing Ratio exceeds program guidelines XXX	XXX		01/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13965.05.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020012	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Provide calculation showing the taxes for XXX being included in DTI; Provide calculation showing the taxes for XXX being included in DTI.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Received further clarification of tax information on property XXX. Re-reviewed DTI Issue and found discrepency in the Liabilities. Removed a duplicate entry. ;
															XXX - Provide calculation showing the taxes for XXX being included in DTI.; Provide calculation showing the taxes for XXX being included in DTI; Provide calculation showing the taxes for XXX being included in DTI.	XXX	Documentation provided to support Qualifying DTI below XXX	01/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13965.05.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020013	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at XXX; Clear. System is not looking at the final CD			Original PI Payment on Note matches Final CD	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21969.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020013	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21969.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020007	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Derogatory credit - Forbearance XXX missed payments - COVID-19 related.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Client provided guideline exception allowing for derogatory credit - Forbearance XXX missed payments based on Credit history no derogatory since inception, XXX months reserves post-closing and stabel employment history (XXX).	XXX		01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12661.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020007	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12661.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020007	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower XXX Income Verification of XXX is less than XXX months.			Borrower XXX Income Verification is greater than XXX months. Correction.	01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12661.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020007	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12661.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020007	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.			Income Verification is greater than XXX months.	01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12661.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020011	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6903.25.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020011	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6903.25.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020008	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25929.62.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020008	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25929.62.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020006	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Forbearance XXX missed payments COVID releated.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Client provided guideline exception allowing for forbearance XXX missed payments COVID releated based on no derogatory credit since inception, XXX months reserves and XXX	XXX	01/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14507.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020006	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	04/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14507.70.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020220	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. There is a late payment for the XXX account in XXX.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Exception acknowledged by client as this was an isolated incendent and no other lates. Credit score is at XXX and no mortgage lates since XXX	XXX		01/12/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42666.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020220	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/12/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42666.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020220	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX%	Third party AVM Confidence Score of XXX is less than XXX%.; AVM Confidence Score was entered incorrectly. Updating loan accordingly.	Change status of 'Third party AVM Confidence Score is less than XXX from Active to Open Rebuttal.;
															AVM Confidence Score was entered incorrectly. Updating loan accordingly. ; AVM Confidence Score was entered incorrectly. Updating loan accordingly.	XXX	Additional third party valuation requested to support value.; Additional third party valuation requested to support value. AVM Confidence Score was entered incorrectly. Updating loan accordingly.	03/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42666.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 640.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.; Credit risk exception in file reflects credit score XXX did not meet guidline requirements of XXX Exception was approved using broker score. Comp factors: XXX Stable employment history.	XXX		01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; XXX- CU Score not provided. SSR documentation shows Not Eligible. Loan amount < $XXX. TPV not required. ; CU Score not provided. SSR documentation shows Not Eligible. Loan amount < $XXX. TPV not required.			Third party valuation product provided, value supported.	01/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Missing	Final loan application is Missing			Final loan application is Present.; XXX Received Final 1003 in trailing docs. Exception cleared.	01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Missing	Note document indicator is Missing			Note document indicator is Present. XXX Received Note in trailing docs. Exception cleared.	01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note is not executed by all borrowers	Note is missing from file			Note is executed by all borrowers	01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	XXX Indicator is Missing; XXX is missing from the note. XXX is attached to the mortgage. Need full copy of the note to include the XXX.	Change status of 'Prepayment Penalty Indicator is Missing' from Active to Open Rebuttal.; XXX - Note with full Prepayment Addendum provided. Updating loan. ;
															XXX - Prepayment penalty rider is missing from the note. Rider is attached to the mortgage. Need full copy of the note to include the Prepayment Penalty Rider. ; Prepayment penalty rider is missing from the note. Rider is attached to the mortgage. Need full copy of the note to include the Prepayment Penalty Rider.	XXX	Prepayment Penalty Indicator is received.	01/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third Party Valuation Product Provided.	01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Minimum XXX Requirement Not Met	Borrower has no active trade			Borrower(s) have met the minimum tradeline requirement per lender guidelines.	01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020252	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing			The security instrument indicator is Present.; XXX Received Security Instrument in trailing docs. Exception cleared.	01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13433.82.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16095.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16095.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020208	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXc and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22432.62.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020208	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22432.62.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15041.30.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15041.30.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided and XXX Collateral XXX is Not Eligible or Unavailable.' from Active to Open Rebuttal.; CU Score is XXX SSR score is not applicable/removed. ;
															; Per lender guidelines, not required. Exception cleared.	XXX	Third Party Valuation Product Provided.	01/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8465.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.; Borrower Income Verification of XXX is less than XXX months. Correction.			Income Verification is greater than XXX months.	01/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8465.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Derogatory credit XXX.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Client provided guideline exception allowing for derogatory credit XXX based on XXX LTV vs XXX allowed and XXX months versus 6 months reserves with acceptable Letter of Explanation.	XXX		01/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8465.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8465.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing HOI and HOA (if applicable) PITI verification for the following properties: XXX XXX XXX	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX - Received copy of the LOX letter showing all of these properties are owned Free and Clear. HOI is not required. ;
XXX - Borrower liabilities verified indicator is Partial. ;
Missing HOI and HOA (if applicable) PITI verification for the following properties:;
XXX
XXX
															XXX	XXX	Borrower liabilities verified indicator is Present	01/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8465.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020206	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020206	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020215	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; File is missing dcoumentation for verification of funds needed for closing. Per the Final CD pg 272 Cash to Close required is $XXX Please provide required assets documentation to support.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.; XXX - Received final CD for property XXX for Cash to Borrower - XXX and the final CE for property XXX for Cash to Borrower - XXX Updating assets to reflect these amounts. ;
XXX - Cash to close in the amount of XXX is greater than the available asset amount of XXX
															File is missing dcoumentation for verification of funds needed for closing. Per the Final CD pg 272 Cash to Close required is XXX Please provide required assets documentation to support. ; File is missing dcoumentation for verification of funds needed for closing. Per the Final CD pg 272 Cash to Close required is XXX Please provide required assets documentation to support.	XXX	Sufficient cash to close is documented.	01/29/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020215	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Asset Verification is Missing	The borrower asset verification is Missing; The file is missing the Assets as Cash to Close is needed in the amount of $XXX	Change status of 'Borrower Asset Verification is Missing' from Active to Open Rebuttal.; XXX - Received final CD for property XXX for Cash to Borrower - XXX and the final CE for property XXX for Cash to Borrower - XXX Updating assets to reflect these amounts. ;
															XXX - The borrower asset verification is Missing; The file is missing the Assets as Cash to Close is needed in the amount of XXX	XXX	The borrower asset verification is Level XXX - Not stated/not verified	01/29/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020215	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of 6.00 or $26978.45.; The file is missing Documentation for Reserves. Per the TPR XXX Matrix dated XXX the Subject property must have XXX months reserves.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.; XXX - Received final CD for property XXX for Cash to Borrower - XXX and the final CE for property XXX for Cash to Borrower - XXX Updating assets to reflect these amounts. ;
XXX - The liquid reserves of -XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or $26978.45.;
The exeception is currently marked as Non-Material.;
															The file is missing Documentation for Reserves. Per the XXX Matrix dated XXX the Subject property must have XXX months reserves. ; The file is missing Documentation for Reserves. Per the TPR INV Matrix dated XXX the Subject property must have XXX months reserves.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $26978.45.	01/29/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020215	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XXX - CU Score not provided. XXX - Not Eligible. Loan is >$XXX. TPV is required.
XXX - Third Party Valuation Product Not Provided and XXX is Not Eligible.
Third Party Product Not Provided and CU Score Not Provided and Collateral Rep Relief Score is Not Eligible.  Per Deal Guide, If the CU Score is greater than XXX or no score is provided a secondary valuation product is required. File is missing the Seondary valuation as the CU score is missing and Collateral rep Score is Not Eligible. ; XXX - CU Score not provided. XXX - Not Eligible.  Loan is >$XXX.  TPV is required.
XXX - Third Party Valuation Product Not Provided and XXX is Not Eligible.
														Third Party Product Not Provided and CU Score Not Provided and Collateral Rep Relief Score is Not Eligible. Per Deal Guide, If the CU Score is greater than XXX or no score is provided a secondary valuation product is required. File is missing the Seondary valuation as the CU score is missing and Collateral rep Score is Not Eligible.			Third party valuation product provided, value supported.	01/17/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020215	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12707.97.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12707.97.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Per final 1008 borrower has lived in current residence for more than XXX years. Exception cleared.	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Correction.	01/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16450.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; CU Score is XXX; Loan Amount is <$XXX. Per guidelines, TPV not required.			Third party valuation product provided, value supported.	01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16450.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	01/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16450.88.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; The replacement value of the dwelling is $XXX per the appraiser. The insurance policy has bound coverage of $XXX with an additional XXX%, or $XXX, available as an extension of coverage. The total amount of $XXX is sufficient.			Hazard insurance coverage is sufficient. The replacement value of the dwelling is XXX per the appraiser. The insurance policy has bound coverage of XXX with an additional XXX or XXX available as an extension of coverage. The total amount of XXX is sufficient.	01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.			This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.			This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14298.71.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13085.09.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13085.09.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.			This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	01/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9724.52.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	01/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9724.52.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9724.52.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 760.; Underwriting FICO of XXX is less than the minimum required guideline FICO of 760.			Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX Correction.	01/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9724.52.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9724.52.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020203	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020203	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020244	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; XXX - Provide Rental/Lease agreements for all REO Properties. Rental Income cannot be calulcated until documentation is provided.
XXX - Need copies of the Lease Agreements for all REO Properties. Updated CR Summary and final 1008 & 1003s for both borrower's were received. Unable to confirm REO Rental Income until Lease agreements are provided. ; The file indicates that XXX contributed $XXX per month income to the loan. The final 1003 does not list an employer or income source for XXX, XXX is there any income documentation for XXX. The borrowers co-own several rental properties, however the rental incomes were not verified, only the PITI.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Need copies of the Lease Agreements for all REO Properties. Updated CR Summary and final 1008 XXX 1003s for both borrower's were received. Unable to confirm REO Rental Income until Lease agreements are provided. ; XXX - Provide Rental/Lease agreements for all REO Properties. Rental Income cannot be calulcated until documentation is provided. ;
															XXX - Need copies of the Lease Agreements for all REO Properties. Updated CR Summary and final 1008 XXX 1003s for both borrower's were received. Unable to confirm REO Rental Income until Lease agreements are provided. ; XXX - Received updated final 1008 and final 1003. Rental Income was removed Updating loan. Exception cleared. Updated Final 1008 and 1003 shows additional Rental Lose on Subject Property. Did not include. DTI is off; but within guidlines. ; The file indicates that XXX contributed XXX per month income to the loan. The final 1003 does not list an employer or income source for XXX nor is there any income documentation for XXX The borrowers co-own several rental properties, however the rental incomes were not verified, only the PITI.	XXX	Documentation provided to support Qualifying DTI below XXX	03/07/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31653.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020244	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	01/11/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31653.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020244	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower XXX Income Verification of XXX is less than XXX months.	Change status of 'Borrower XXX Income Verification is less than XXX months' from Active to Open Rebuttal.; XXX - Received updated CR Summary and Final 1003 showing Co-Bwr does not have any income included on this transaction. Exception cleared.	XXX	Borrower XXX Income Verification of XXX is greater than XXX months. Co-Bwr is Unemployed per CR Summary and final 1003. ; Borrower XXX Income Verification of XXX is greater than XXX months.	02/11/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31653.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020222	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	01/14/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6069.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020222	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	01/14/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6069.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $14566.12.; 01/15/2022: Per the Bank Statement guidelines, XXX months reserves are required. Please provide exception for the reserves not meeting guidelines.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; XXX - Received updated Credit Risk Summary XXX Exception Approval showing - Reserves: Requirement not met - Actual Verified - XXX Short Reserves. Compensating Factors - DTI - XXX (Housing Ratio) or XXX (Total). Residual Income - greater than XXX Stable Employment History - XXX years. Exception acknowledged by client. ;
XXX - The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or $14566.12.;
															XXX Per the Bank Statement guidelines, XXX months reserves are required. Please provide exception for the reserves not meeting guidelines.	XXX		01/31/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14449.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14449.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8352.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8352.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Document XXX month rental housing history.; XXX - Housing history does not meet guidelines. Document XXX month rental housing history.
XXX - Housing history does not meet guidelines. Document XXX month rental housing history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Housing history does not meet guidelines. Document XXX month rental housing history.;
XXX - Housing history does not meet guidelines.  Document XXX month rental housing history.; XXX - Received copy of lease agreement with proof of rental payments from XXX to XXX  Exception cleared. ;
XXX - Housing history does not meet guidelines.  Document XXX month rental housing history.;
XXX - Housing history does not meet guidelines. Document XXX month rental housing history.	XXX	Housing delinquency meets guidelines. XXX - Housing history does not meet guidelines. Document XXX month rental housing history.;
																	XXX - Housing history does not meet guidelines. Document XXX month rental housing history.	02/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Provide a CPA Letter to confirm percentage of the borrowers business ownership.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - CPA Letter with verification documentation of business was received. Exception cleared. ;
															XXX - Provide a CPA Letter to confirm percentage of the borrowers business ownership.	XXX	XXX - CPA Letter with verification documentation of business was received. Exception cleared. ; XXX - Provide a CPA Letter to confirm percentage of the borrowers business ownership.	01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. ; XXX - Borrower residency documentation not provided or issue with documentation.
XXX - Borrower residency documentation not provided or issue with documentation.	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.; XXX - Borrower residency documentation not provided or issue with documentation. ;
XXX - Borrower residency documentation not provided or issue with documentation.  ; XXX - Copy of the Permanent Resident card was provided. ;
XXX - Borrower residency documentation not provided or issue with documentation.  ;
															XXX - Borrower residency documentation not provided or issue with documentation.	XXX	Borrower residency documentation has been provided and there are no issues with documentation.	02/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XXX - Loan amount <$XXX. TPV not required. ; XXX - Loan amount <$XXX. TPV not required. ; Need XXX.			Third party valuation product provided, value supported.	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.			Third party valuation product provided, value supported.	01/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23840.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23840.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23840.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020218	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months. Correction.; Borrower Income Verification of XXX is less than XXX months. No income considered for qualifying purposes			Income Verification is greater than XXX months.	01/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31627.62.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020218	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31627.62.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020242	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide new PITI loan information with XXX for the property at XXX.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX - A copy of the final CD for property XXX A received. Reviewing/confirmed amounts. Exception cleared. ;
															XXX - Borrower liabilities verified indicator is Partial. Provide new PITI loan information with XXX for the property at XXX	XXX	Borrower liabilities verified indicator is Present	01/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9775.58.	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020242	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Provide report with all high alerts cleared.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XXX - Exception cleared. UW's usually don't clear or rely on items reported on the Fraud Report. They rely on information in the file to Underwrite the Loan such as: Credit Report, Employment, etc. ;
															XXX - Fraud report shows the following alerts that have not been cleared: Provide report with all high alerts cleared.	XXX	Alerts from Fraud Report have been cleared.	01/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9775.58.	D	A	C	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020242	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.			The eSigned documents consent is Present.	01/13/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9775.58.	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per XXX min requirements are XXX tradelines reporting for XXX+ months or XXX tradelines reporting for XXX+ months with activity in last XXX months. Mortgage/Rent for XXX months not reporting on CBR may be used for a tradeline. Lender acknowledged and approved tradeline exception on the Credit Risk Summary and Approval on pg.1031.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Lender approved trade line exception. Cited XXX DTI, XXX LTV, XXX months reserves, and residual income of XXX	XXX		01/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	The file does not contain any copies of the Loan Estimate(s). Unable to test for XXX tolerance.	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; Imaged loan file missing LEs date XXX as shown on the Disclosure Tracking Summary. Lender to provide.	XXX - Loan Estimate(s) provided. Updating loan. ; Imaged loan file missing LEs date XXX and XXX as shown on the Disclosure Tracking Summary. Lender to provide.	XXX	The file does contain at least one copy of a Loan Estimate.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.			This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; XXX made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX Day (11/11/2021)PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX XXX day after the creditor receives the consumer's application.			This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX Day XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020246	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11456.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020245	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020245	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $15670.40.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Lender approved the short reserves exception citing low debt, LTV XXX below max, and XXX years on the job.	XXX		01/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020217	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10953.52.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020217	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10953.52.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/12/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11454.30.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11454.30.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020237	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020237	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $13178.97.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $13178.97.; Please provide bank statements to cover the $XXX reserves required. Only XXX bank statement in the file with $XXX balance.			The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $13178.97.; The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $13178.97.	01/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third Party Valuation Product Provided.	01/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.			Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX	02/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Please provide updated dec page for sufficient hazard insurance coverage or provide replacement cost estimator.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XXX - Replacement Cost Estimate documentation was provided. Updating loan. ;
XXX - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
															Please provide updated dec page for sufficient hazard insurance coverage or provide replacement cost estimator.; Please provide updated dec page for sufficient hazard insurance coverage or provide replacement cost estimator.	XXX	Hazard insurance coverage is sufficient.; Hazard insurance coverage is sufficient.	02/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, not applicable. Exception cleared.; Per Lender Guidelines, not applicable. Exception cleared.			Third party valuation product provided, value supported.	01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10419.43.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020235	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible. Per Lender Guidelines, not applicable. Exception cleared.			Third party valuation product provided, value supported.	01/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13684.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020235	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13684.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020235	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13684.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020236	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; File only contains XXX bank statements for XXX with a total income of $XXX per month.
Please provide additional Bank statements/Income worksheet to support total income on Loan approval of $XXX.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received XXX - Max DTI XXX Compensating Factors : XXX No lates; XXX below Max allowed for program. Acknowledeged by client. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															Received copy of Quick Calc worksheet with supporting bank statements on acct. XXX. Reviewed calculation and verified deposit amounts. Updating income as "other".	XXX		09/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13444.36.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020236	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Per Lender Guidelines, Not Applicable. Exception cleared.			Third party valuation product provided, value supported.	01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13444.36.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020236	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13444.36.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX% which exceeds XXX)				01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14187.54.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial ---- Missing verification of actual rent payment. No VOR found in the file. One of the XXX of $XXX was not included in the DTI. No supporting documentation provided to exclude this payment.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX- Two similar lease payments are outlined on the liability screen and can be confirmed on the 1008 and the credit report. Exception cleared. ;
															XXX - Borrower liabilities verified indicator is Partial ---- Missing verification of actual rent payment. No VOR found in the file. One of the XXX Credit Union auto payments of XXX was not included in the DTI. No supporting documentation provided to exclude this payment.	XXX	Borrower liabilities verified indicator is Present	01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14187.54.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Borrower Income Verification does not match Approval	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX - Copy of CPA letter was received. Exception cleared. ;
															XXX - A copy of the CPA letter showing XXX Ownership of the company is needed. ; A copy of the CPA letter showing XXX Ownership of the company is needed.	XXX	The borrower income verification does match approval	01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14187.54.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. ---- There is no VOR in the file or cancelled checks to show rental payment history. Borrower is purchasing the property they are currently renting.; XXX - Housing history does not meet guidelines. ---- There is no VOR in the file or cancelled checks to show rental payment history. Borrower is purchasing the property they are currently renting.
XXX - Housing history does not meet guidelines. ---- There is no VOR in the file or cancelled checks to show rental payment history. Borrower is purchasing the property they are currently renting.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Housing history does not meet guidelines. ---- There is no VOR in the file or cancelled checks to show rental payment history. Borrower is purchasing the property they are currently renting.;
															XXX - Housing history does not meet guidelines. ---- There is no VOR in the file or cancelled checks to show rental payment history. Borrower is purchasing the property they are currently renting.; XXX - LOX received. Bank Statement documentation showing rental payments was provided. XXX months of rental payments verified. Exception cleared.	XXX	Housing delinquency meets guidelines.	03/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14187.54.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020250	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15071.76.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020250	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15071.76.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12044.06.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12044.06.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The originator XXX status is Not Active - The XXX company, XXX, was authorized to do business in XXX through XXX. The authorization has expired. The loan originator license is active.	Change status of 'Originator XXX is Not Active' from Active to Open Rebuttal.; XXX - Exception cleared. XXX reviewed and Mortgage Lender License is valid through XXX	XXX	The originator XXX status is Active	03/14/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists - --- Missing the appraiser, title agent, underwriter and processor. Title Agent was checked under the name of "XXX".	Change status of 'All Interested Parties Not Checked against Exclusionary Lists' from Active to Open Rebuttal.; XXX - Exception cleared. All information was reviewed/cleared. ;
															XXX - All Interested Parties Not Checked against Exclusionary Lists - --- Missing the appraiser, title agent, underwriter and processor. Title Agent was checked under the name of "TBD".	XXX	All Interested parties were XXX and cleared with Exclusionary Lists	01/20/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020231	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020231	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.; The exception 'No Credit Findings' is cleared.	01/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020243	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/13/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7487.36.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020243	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/13/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7487.36.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $3709.58.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $3709.58.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/18/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13870.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	01/18/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13870.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.; Hazard coverage is $XXX plus a coverage extension of up to $XXX. The appraiser does not develop the cost approach, so a replacement cost estimate is not available. The bound coverage plus the extended coverage is enough to cover the loan balance.			Hazard insurance coverage is sufficient. Hazard coverage is XXX plus a coverage extension of up to XXX The appraiser does not develop the cost approach, so a replacement cost estimate is not available. The bound coverage plus the extended coverage is enough to cover the loan balance.	01/13/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13870.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.			This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	01/18/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13870.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX) do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	01/18/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13870.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/18/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13870.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XXX - Initial CD dated XXX received. Updating loan. ;
															XXX - Initial Closing Disclosure is missing. ; Initial Closing Disclosure is missing.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	01/31/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.; Lender's Guidelines do not require a TPV for loan amounts < XXX. Exception cleared.			Third party valuation product provided, value supported.	01/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9230.42.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9230.42.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9230.42.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020207	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020207	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020247	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 40.00.			Documentation provided to support Qualifying DTI below XXX Correction.	01/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020247	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13174.98.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX; Coverage bound exceeds the replacement cost. Coverage is sufficient.			Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX Coverage bound exceeds the replacement cost. Coverage is sufficient.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13174.98.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020234	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; There is a letter of explanation in file on page 179 saying that the borrower purchased XXX for cash on XXX, and that it is his primary residence. There is also a letter of explanation in file on page 93 stating that the borrower lives at XXX but does not own the property, and that XXX is an investment property. The file also contains a rental agreement on page 187 for XXX which shows the borrower at the XXX. The discrepancies call into question the validity of the information provided, and require clear and concise explanation from the lender. - XXX AM (XXX)	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received documentation showing the XXX property is being retained as an Investment Property. Also documentation showing borrower does not own the property at XXX. Exception cleared. ;
XXX - Housing history does not meet guidelines.;
															There is a letter of explanation in file on page 179 saying that the borrower purchased XXX for cash on XXX and that it is his primary residence. There is also a letter of explanation in file on page 93 stating that the borrower lives at XXX but does not own the property, and that XXX is an investment property. The file also contains a rental agreement on page 187 for 6961 XXX which shows the borrower at the landlord. The discrepancies call into question the validity of the information provided, and require clear and concise explanation from the lender. - XXX (XXX); There is a letter of explanation in file on page 179 saying that the borrower purchased XXX for cash on XXX and that it is his primary residence. There is also a letter of explanation in file on page 93 stating that the borrower lives at XXX but does not own the property, and that XXX is an investment property. The file also contains a rental agreement on page 187 for XXX which shows the borrower at the landlord. The discrepancies call into question the validity of the information provided, and require clear and concise explanation from the lender. - XXX (XXX)	XXX	Housing delinquency meets guidelines.	01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18863.34.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020234	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18863.34.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020239	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third party valuation product provided, value supported.	01/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10596.65.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020239	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10596.65.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020239	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10596.65.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.; E-Consent provided			The eSigned documents consent is Present.	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31228.80.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial XXX Account Disclosure is Missing	The initial escrow account disclosure is Missing; Provide initital escrow disclosure executed by borrowers			The initial XXX disclosure is Present	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31228.80.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; Provide Affliated Business Disclosure executed by borrowers			The affiliate business disclosure is Not Applicable	01/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31228.80.; Borrower has stable job time - Borrower has XXX years at job.	D	A	B	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31228.80.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Lender g/l do not require a TPV for loan amounts < XXX			Third party valuation product provided, value supported.	01/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10386.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	a	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/11/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10386.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/12/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10386.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020248	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020248	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/11/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/11/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020277	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				01/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15742.92.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020277	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15742.92.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020303	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.			Hazard insurance coverage is sufficient. The state of escrow account enacted a statute effective escrow account that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. Exception Cleared.	03/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25818.65.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020303	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25818.65.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Guidelines require XXX months asset source and season, which is not present in the file.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
															XXX - Received LOX, "Guidelines required XXX days seasoning on assets, not XXX months. It does appear the previous months statement was unchecked in the folder so that may not have been sent to the investor." Exception cleared. ; Guidelines require 6 months asset source and season, which is not present in the file.	XXX	XXX - Received LOX, "Guidelines required 60 days seasoning on assets, not XXX months. It does appear the previous months statement was unchecked in the folder XXX that may not have been sent to the investor." Exception cleared.	04/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower is XXX , lives in XXX unable to determine housing history - no documentation provided; XXX are required by guidelines to have a XXX year housing history. The borrower indicates that his primary residence is in XXX, and he has no primary housing expense. He has owned an investment property in Texas, but for less than XXX years and reportedly without a mortgage. No exception was approved.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received LOX. "Our guidelines don't require a 2 year history to be documented. We only need the 1003 to indicate the borrowers place of residence for a full XXX years and to indicate the borrower lives in a XXX" Final 1003 shows XXX year, XXX month residency. Exception cleared. ; Foreign nationals are required by guidelines to have a XXX year housing history. The borrower indicates that his primary residence is in XXX and he has no primary housing expense. He has owned an investment property in XXX but for less than XXX years and reportedly without a mortgage. No exception was approved.	XXX	Housing delinquency meets guidelines.	04/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4974.76.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4974.76.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020018	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	03/28/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10960.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020018	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 700.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.; Client provided guideline exception allowing for FICO Score of XXX for DSCR of XXX based on No Lates in Credit History and Over XXX months post closing reserves.	XXX		03/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10960.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020018	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/16/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10960.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020015	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	03/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7717.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020015	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7717.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, not applicable. Cash out is less than $XXX and loan amount is less than $XXX. Exception cleared.			Third party valuation product provided, value supported.	03/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9313.76.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9313.76.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9313.76.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020019	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020019	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020017	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing CPA letter from file confirming percentage of Business ownership.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received copy of CPA Letter dated XXX showing Borrower is XXX owner of XXX. Exception cleared.	XXX	XXX - Received copy of CPA Letter dated XXX showing Borrower is XXX owner of XXX. Exception cle	04/28/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020017	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. The bank statements reflect XXX in year XXX and XXX in year XXX. No LOE or exception approval cited to determine acceptability.; XXX - Overdraft/NSF count exceeds tolerance. The bank statements reflect XXX in year XXX and XXX in year XXX. No LOE or exception approval cited to determine acceptability.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Open Rebuttal.;
															XXX - Received LOX - "The TP firm has cited for the nsf fees for the borrower. However we are well within guides for the borrower nsf. Per the Bank Statement guidelines, XXX NSF/OD are permitted in a XXX mo period. So a total of XXX NSFs would meet our guidelines. " Exception cleared. ; XXX - Overdraft/NSF count exceeds tolerance. The bank statements reflect XXX NSFs in year XXX and XXX NSF in year XXX No LOE or exception approval cited to determine acceptability.	XXX	Overdraft/NSF Count does not exceed tolerance.	05/04/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020017	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/23/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020286	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing				03/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30628.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	B	B	C	A	D	A	B	B	C	C	C	B	D	C	D	B	C	C	C	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020286	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Updated liabilities based on comparison report Pg 330 were added in addition to liabilities that stayed the same on the credit report.
DTI on 1008 is less also total of all monthly payments are less vs what was reviewed in file. Affirm was excluding due to being less than 10 payments and it appears maybe another debt was excluded as well but no documentation in file to support that. Updated DTI of XXX% fell over max allowed of XXX%.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received copy of Supplemental Credit Report dated XXX Report shows the XXX was paid in full. Updating loan accordingly. ; Updated liabilities based on comparison report Pg 330  were added in addition to liabilities that stayed the same on the credit report.;
															DTI on 1008 is less also total of all monthly payments are less vs what was reviewed in file. Affirm was excluding due to being less than XXX payments and it appears maybe another debt was excluded as well but no documentation in file to support that. Updated DTI of XXX fell over max allowed of XXX	XXX	Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX	06/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30628.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	B	B	C	C	C	B	D	C	D	B	C	C	C	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020286	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received copies of XXX documents. Updating loan accordingly.	XXX	The SSR indicator is Present	06/07/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30628.42.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	B	B	C	C	C	B	D	C	D	B	C	C	C	B	D	C	D	B	D	C	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	03/25/2022	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31702.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/28/2022	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31702.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020282	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6797.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020282	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6797.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020283	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $9751.68.; Documentations missing for the $XXX retirement fund stated on Final 1003.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
XXX - Received LOX regarding Reserves.  The LOX shows Cash-Out Proceeds for an additional loan were used as assets on this account.  Final CD dated XXX for XXX was provided.  Updating assets to include this amount in the calculation. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
XXX - Received LOX regarding Reserves.  The LOX shows Cash-Out Proceeds for an additional loan were used as assets on this account.  Final CD dated XXX for XXX was provided.  Updating assets to include this amount in the calculation. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Cleared to Active.;
															XXX - Received LOX regarding Reserves. The LOX shows Cash-Out Proceeds for an additional loan were used as assets on this account. Final CD dated XXX for XXX was provided. Updating assets to include this amount in the calculation. ; Documentations missing for the XXX retirement fund stated on Final 1003.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $9751.68.; The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $9751.68.	12/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020283	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020280	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8250.03.; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020280	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.			Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX	03/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8250.03.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. 1007 is missing from the file.	Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.; XXX - Rent schedule received. Exception cleared.	XXX	Origination appraisal is Present.	04/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21387.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21387.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21387.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.			Third party valuation product provided, value supported.	12/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $21387.04.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.				05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.			This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
															Received PCCD dated XXX PCCD letter, Refund Check in the amount of XXX Updating loan accordingly. ; Mortgage Recording fee increased from XXX to XXX no COC in file or proof a refund was issued	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	Charges That In Total Cannot Increase More Than XXX% Test	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
															Received PCCD dated XXX PCCD letter, Refund Check in the amount of XXX Updating loan accordingly. ; XXX - Received PCCD dated XXX Unable to process without the Letter to Borrower, copy of Refund Check, and proof documents sent to borrower. Please provide these additional documents. ; Mortgage Recording fee increased from XXX to XXX no COC in file or proof a refund was issued; Total Tolerance of $ XXX due to increase in Mortgage Recording fee. Please provide COC, Post CD or evidence of Refund to Borrower.	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
															Received PCCD dated XXX PCCD letter, Refund Check in the amount of XXX Updating loan accordingly. ; XXX - Received PCCD dated XXX Unable to process without the Letter to Borrower, copy of Refund Check, and proof documents sent to borrower. Please provide these additional documents. ; Mortgage Recording fee increased from XXX to XXX no COC in file or proof a refund was issued	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020964	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Home loan Toolkit is Missing	The home loan toolket is Missing	Change status of 'Home loan Toolkit is Missing' from Active to Open Rebuttal.; XXX - Copy of Home Loan Toolkit and confirmation of receipt. Exception cleared.	XXX	The home loan toolket received.	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020964	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020964	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020023	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18712.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020023	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception for housing ratio XXX exceeds program guide,ines. Qualifying credit score XXX no derog credit since XXX LTV XXX below program max.	XXX	05/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18712.96.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14188.93.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))' from Active to Open Rebuttal.;
Received copy of Appraisal Delivery report provided to borrower dated XXX Exception cleared.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14188.93.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16253.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16253.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	XXX	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24371.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing XXX mortgage charge off XXX(Home F/C in XXX, 2nd Lender delayed in Charge off) based on XXX months reserves and over XXX years on stable employment.	XXX	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24371.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing XXX non-medical collections less than XXX years based on XXX months reserves and over XXX years of employment stability.	XXX	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24371.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; There's no valid reason/coc in the loan file for the Appraisal fee to increase to $XXX on the revised LE issued XXX. There was no cost to cure given for the increase.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24371.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24371.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24371.92.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.				05/24/2022	Borrower has stable job time - Borrower has XXX years at job. Lender comp factor: XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															Received updated XXX: Client acknowledges: Assets: Reserve Requirements not met. Actual Verified - XXX months. Compensating Factors: no derog credit since inception; housing ratio XXX below pgrm max. Acknowledged by client.	XXX		05/24/2022	Borrower has stable job time - Borrower has XXX years at job. Lender comp factor: XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. ; Income worksheet states: Exception required: Max number of NSF/OD items for program exceeded (XXX) . No Lender exception in file.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
															Received updated XXX: Client acknowledges: Income - XXX. Compensating Factors: no derog credit since inception; housing ratio XXX below pgrm max. Acknowledged by client.	XXX		05/24/2022	Borrower has stable job time - Borrower has XXX years at job. Lender comp factor: XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Borrower Income Verification does not match Approval	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
															Received LOX, typo occurred on the Expiration Date outlines on the Income Calc. Should have been XXX Exception cleared. ; The borrower income verification does not match approval. Worsheet approval of income breakdown expired XXX, loan closed XXX	XXX	The borrower income verification does match approval	05/24/2022	Borrower has stable job time - Borrower has XXX years at job. Lender comp factor: XXX	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Cash out guidelines require XXX month seasoning & XXX months of Housing History. File only contains XXX Months.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
															Received updated XXX: Client acknowledges: Housing history (mortgage/rent) requirements not met. Actual Verified - XXX months verified; Comments - lived rent free prior to purchase of home. Compensating Factors: no derog credit since inception; housing ratio XXX below pgrm max. Acknowledged by client.	XXX	Housing delinquency meets guidelines. prior mtg ; Cash out guidelines require XXX month seasoning XXX months of Housing History. File only contains XXX Months.	05/10/2022	Borrower has stable job time - Borrower has XXX years at job. Lender comp factor: XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Housing delinquency meets guidelines. Update	05/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	05/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Third party valuation product provided, value supported.	12/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020302	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	05/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020302	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI exceeds Guideline Maximum Allowable	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX. Per UW the DTI for an LTV/CLTV of XXX is XXX Copy of the guidelines is included. Exception cleared. ; Guideline max DTI for loans with LTV &gt; XXX is XXX Lender approved at XXX without an exception approval being noted on the Credit Risk Summary and Exception Approval.	XXX	Documentation provided to support Qualifying DTI below XXX	05/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020302	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX; Hazard coverage of $XXX plus an extension of coverager of XXX% ($XXX) brings the total available to $XXX which is sufficient to cover the replacement cost of $XXX as estimated by the insurer. Exception Cleared.	Hazard insurance coverage is XXX the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX	05/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8754.11.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8754.11.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020292	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	missing XXX from XXX; file only contains XXX from XXX and per XXX need two years XXX;	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX - there were discrepencies between the Loan Program. Due to these discrepncies - documents were not originally provided. Documents (Transcripts/Tax Returns) were provided. Exception cleared.	XXX	The borrower income verification does match approval	05/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11566.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020292	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount is less than the minimum required loan amount	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Client exception approval provided for loan amount less than g/l based on qualifying score of XXX Low DTI; Housing pmt decrease; qualifying payment shock; Verified Reserves of XXX credit history XXX	XXX	05/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11566.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020292	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11566.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020292	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	missing VVOE XXX days prior to closing	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Received VOE dated XXX Exception cleared.	XXX	Received VOE dated XXX Exception cleared.	05/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11566.86.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020288	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020288	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established and appraisal receipt acknowledged within XXX days.	05/05/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12278.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/06/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12278.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Rejected by Client to Acknowledged by Client.;
Change status of 'Payment shock exceeds lender guidelines' from Active to Rejected by Client.;
Lender approved the exception, noting that the primary residence had been free and clear since XXX hence the primary payment has been only XXX in taxes and insurance since then. Lender also approved the housing history. FICO of XXX DTI of XXX months reserves and XXX in residual income cited as the compensating factors.	XXX	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020299	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10332.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020299	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10332.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020299	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXXnot provided.	Third party valuation product provided, value supported.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10332.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of 348758.35.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Received, LOX - It looks like we needed about XXX for closing and XXX for reserves. I verified XXX Im not sure what changed. They put XXX down. The cash to close isn’t reflecting the earnest money deposit. Re-reviewing the assets and updating accordingly.	XXX	Sufficient cash to close is documented.	06/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 37679.64 or $169291419.75.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $37679.49.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received, LOX - It looks like we needed about XXX for closing and XXX for reserves. I verified XXX Im not sure what changed. They put XXX down. The cash to close isn’t reflecting the earnest money deposit. Re-reviewing the assets and updating accordingly.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $37679.49.; The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $37679.49.	06/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020300	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19587.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020300	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19587.46.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13761.68.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13761.68.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	NSF and overdraft activity must be reviewed for acceptability; max XXX XXX(s) per XXX month period. XXX has XXX.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX NSF(s) based on XXX FICO, same business XXX years, decrease monthly payment XXX residual income XXX months reserves, LTV XXX	XXX	05/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, not applicable. cash out is less than $XXX. Exception cleared.; Per Lender Guidelines, not applicable. XXX is Eligible. Exception cleared.	Third party valuation product provided, value supported.	05/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020296	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: the greater of $XXX or XXX% of the loan amount. Borrower received $XXX back at closing.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Received updated XXX. Client acknowledged Cash Out exception. Actual Verified - XXX Cash out exceeded program guide of 2500. Compensating Factors: LTV - XXX Stable Employment History - XXX years. Acknowledged by client.	XXX	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020296	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020297	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020297	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Initial CD Missing , Per Disclosure Tracking Summary dated XXX . Missing CD XXX.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Initial CD dated XXX received. Updating loan. ; Initial CD Missing , Per Disclosure Tracking Summary dated XXX . Missing CD XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020295	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020295	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Third party valuation product provided, value supported.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.; Right to cancel expiration date stated as XXX
Final CD disbursement date stated as XXX
The consumer may exercise the right to rescind until midnight of the XXX business day following consummation.	Change status of 'TILA Right of Rescission Test' from Active to Open Rebuttal.;
Received letter to borrower with updated Right to Cancel to update the "cancel by" date.  Updating loan accordingly. ; Right to cancel expiration date stated as XXX
Final CD disbursement date stated as XXX
The consumer may exercise the right to rescind until midnight of the third business day following consummation.	XXX	This loan passed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is not before the XXX business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Per Diem Interest Amount Test	This loan failed the per diem interest amount test. (XXX)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX XXX was included in the per XXX interest charge or credit threshold displayed above based on the client preferences configured on the per XXX interest settings page.	This loan passed the per diem interest amount test. (XXX Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan XXX does not exceed the per diem interest charge or credit threshold XXX PLEASE NOTE: An additional XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18885.36.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for payment shock above XXX based on CB is self employed not using his income to qualify as a compensating factor.	XXX	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.; The eSigned documents consent is Missing.	Change status of 'eSigned Documents Consent is Missing' from Active to Open Rebuttal.; Received copy of signed eSigned documentation. Exception cleared.	XXX	The eSigned documents consent is Present.; The eSigned documents consent is Present.	06/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Borrower XXX owns a property at XXX, see page 628 and 642 of loan file. Final XXX and driver's license show this property address as being owned by Borrower XXX. There are no PITIA documents in the file and no PITIA added to the final DTI for this property.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
Received LOX - confirmation Co-Bwr owns the XXX property and it is being retained. "CB has a commercial loan on his primary residence it is not on his personal credit report. Did not have to verify commercial properties PITI (included). There is no insurance on lot only taxes and there are none on this loan an amount was added just as default (included). Exception cleared.	XXX	Alerts from Fraud Report have been cleared.	06/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.
Borrower 1 owns a lot in XXX. No tax or insurance docs in file.
Borrower 2 owns a property at XXX. Final URLA and driver's license show this property address as being owned by Borrower 2. There are no PITIA documents in the file and no PITIA added to the final DTI for this property.
File is missing HOA cert for all properties.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - confirmation Co-Bwr owns the XXX property and it is being retained. "CB has a commercial loan on his primary residence it is not on his XXX report. Did not have to verify commercial properties PITI (included). There is no insurance on lot only taxes and there are none on this loan an amount was added just as default (included). Exception cleared.	XXX	Housing delinquency meets guidelines.	06/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	B	A	A	D	B	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing fully executed CD for sale of property located atXXX.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; Received copy of Seller's CD for XXX. Updating the calculation (to match) - exception cleared.	XXX	Received copy of Seller's CD for XXX Updating the calculation (to match) - exception cleared.	06/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020304	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8598.10.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020304	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8598.10.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020304	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Third party valuation product provided, value supported.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8598.10.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit.	Change status of 'Unresolved derogatory credit' from Active to Open Rebuttal.;
The collections account XXX is a XXX. Per the guidelines, Medical collections of any age are not considered. Updating liabilities - exception cleared.	XXX	Borrower has no unresolved derogatory credit.	06/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13144.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	05/31/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13144.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Collections not included in DTI by lender	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received XXX - Exception Type : DTI. Guideline : Maximum FE DTI: XXX Maximum BE DTI: XXX Occupancy: Primary or Second. Actual - BE DTI: XXX Rationale - GAP payment increase of XXX resulted in DTI of XXX Exception granted.  Compensating Factors : Borrower with same Employer/Business for XXX years; Qualifying Payment Shock is -XXX Verified Reservers are XXX Acknowledged by client. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
The collections XXX is a XXX.  Per the guidelines, Medical collections of any age are not considered.  Updating liabilities. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Active.;
Qualifying DTI of XXX exceeds guideline maximum of 50.00.  Collection XXX were removed; but the liabilities (per the comparison report) were increased.  DTI calculation is outlined below: ;
;
XXX;
XXX;
XXX;
;
XXX;	XXX	07/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13144.34.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.; XXX account established, and appraisal receipt acknowledged within XXX days.	06/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. need XXX months VOR from third party or XXX months cancelled checks mssing in file. FICO not XXX; Also, lease agreement variance on address city- appears borrowers are purchasing house they are currently renting; lease shows XXX shows property asXXX XXX and title commt shows Four Corners.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received copy of current Mortgage Statement and XXX months of XXX Activity showing Rental payments. Exception cleared.	XXX	Housing delinquency meets guidelines.	06/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; Per the disclosure tracker there's an initial CD issued XXX electronically sent to the borrower, but was not in the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	06/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. QC is unable to verify XXX payments on bank statements to XXX is for rent as they are all different. Please provide additonal supporting documents.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - XXX is a rental community which is owned by XXX. In setting up a direct deposit, the owner's name was used to accommodate banking records. However, when the borrower used his personal checks, he made the checks payabel to the complex or XXX. XXX is an active XXX in the state of XXX The different amounts is not uncommon when borrowers pay towards utilities similar to coop expenditures. Exception cleared.	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Rent Free is allowed on this program. Exception cleared.	06/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase byXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20972.50.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20972.50.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for "Other - Program" based on no payment shock, borrower recently sold home and currently renting.	XXX	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20972.50.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	05/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20588.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20588.63.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020027	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX) , XXX )
The loan is a higher-priced mortgage loan as defined in the Code of XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; XXX account established, and appraisal receipt acknowledged within XXX days.	HPML loan has established escrows and met the appraisal delivery requirement	05/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16761.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020027	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16761.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020027	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	05/27/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16761.74.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25934.03.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25934.03.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Third party valuation product provided, value supported.	12/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25934.03.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020965	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/10/2021	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9056.70.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020965	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/10/2021	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9056.70.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Per XXX, deleting CU score of XXX Not eligible per lender guidelines.			Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	05/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9790.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and XXX is Not Eligible.			Third Party Valuation Product Provided.	05/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9790.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/11/2021	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9790.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/11/2021	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9790.10.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/17/2021	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21735.59.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/18/2021	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21735.59.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020966	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Percentage of Downpayment from Borrower Own Funds is XXX	The percentage of downpayment from borrower own funds is XXX	Change status of 'Percentage of Downpayment from Borrower Own Funds is XXX from Active to Acknowledged by Client.; The entire amount needed to close was gifted to the borrower as a gift of equity from the seller/borrower's mother. The lender approved an exception for the borrower not having a minimum of XXX of her own funds in the transaction.	XXX		11/24/2021	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $11645.44.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020966	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Rent-free is allowed if the borrower has an additional XXX months of reserves. The lender made the exception for the housing history, citing the reserves as the compensating factor.	XXX		11/24/2021	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $11645.44.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020966	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				11/24/2021	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $11645.44.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020253	XXX	XXX		XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XXX: Lender guidelines do not require third party valuation for loan amounts less than $XXX. Exception cleared.; Lender guidelines do not require third party valuation for loan amounts less than $XXX. Exception cleared.			Third party valuation product provided, value supported.	09/03/2021	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7562.66.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020253	XXX	XXX		XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				09/03/2021	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7562.66.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020253	XXX	XXX		XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing.; Need XXX.			The SSR indicator is Not Applicable	09/14/2021	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7562.66.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021047	XXX	XXX	Lozoya	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 55.00. Lender Approval document not included to determine if DTI was lender approved. Please provide a breakdown of the lender calculated DTI. Additionally, it appears that per the Income calculations provided, there were XXX bank statement accounts used to approve the borrowers income. Please provide the account statements for the XXX account ending in XXX if these were used in calculating income.; Exception resolved.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Bank statements for XXX used in income calculation provided.	XXX	Documentation provided to support Qualifying DTI below XXX.; Exception resolved.	11/17/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12280.97.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021047	XXX	XXX	Lozoya	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Fraud Report Missing	Fraud report Missing.; XXX - Fraud report provided; Exception resolved.	Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; ..; XXX - Fraud report provided	XXX	Fraud report Present.; Exception resolved.	11/17/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12280.97.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021043	XXX	XXX	Acunto	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 3.00 or $11695.93.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021043	XXX	XXX	Acunto	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 3.00 or $11695.93.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021043	XXX	XXX	Acunto	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided.	XXX - Statement provided showing XXX cannot be provided due to XXX law.	XXX	Hazard insurance coverage is sufficient; exception resolved.	10/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 3.00 or $11695.93.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021049	XXX	XXX	Sappe	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of __XXX__ is less than guideline minimum requirement of XXX. The minimum DSCR is XXX per guidelines. Per guidelines if the cash flow is less than XXX and exception must be granted with an LOE from the borrower to explain why the subject property cash flow is negative.; XXX - Exception for DSCR value provided; Exception resolved.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
..; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
Client exception provided for guideline and loan approved subject to minimum DSCR of XXX	XXX	07/27/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024021049	XXX	XXX	Sappe	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/29/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024021049	XXX	XXX	Sappe	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Per XXXK was used for funds to close but need terms and conditions. ; XXX - Received settlement statement of investment property for proceeds received	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.; ..; XXX - Received settlement statement of investment property for proceeds received	XXX	Sufficient cash to close is documented.; Sufficient cash to close is documented.	07/25/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024021049	XXX	XXX	Sappe	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX.; XXX - Received XXX Distribution Request document and settlement statement from investment property showing additional proceeds. ; Exception resolved; Per 1008 XXX was used for funds to close but need terms and conditions.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
..; XXX - Received Hardship Distribution Request document and settlement statement from investment property showing additional proceeds. ; Per XXX was used for funds to close but need terms and conditions.	XXX	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of 12.00 or $43733.28.; Exception resolved	07/25/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024021017	XXX	XXX	Ceesay	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification is greater than XXX months.	08/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10141.80.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024021017	XXX	XXX	Ceesay	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
																			; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10141.80.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020942	XXX	XXX	Amezquita Garcia	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020942	XXX	XXX	Amezquita Garcia	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Flood Certificate is Missing	The flood certification is Missing	Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; Received copy of Flood Certificate dated XXX Updating loan accordingly.	XXX	The flood certification is Present	10/19/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020149	XXX	XXX	White	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.				01/04/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $550020.69, are greater than the Guideline Minimum of 6.00 or $14272.42.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020149	XXX	XXX	White	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/05/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $550020.69, are greater than the Guideline Minimum of 6.00 or $14272.42.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020140	XXX	XXX	Session	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9719.23.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020140	XXX	XXX	Session	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Client provided guideline exception allowing for housing history XXX (property is free and clear) based on XXX FICO, XXX months of reserves, XXX residual income and Borrower with employer XXX years.	XXX	There is no Housing arreage as intital Mortgage was paid in full.	02/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9719.23.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020141	XXX	XXX	Pouge	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third Party Valuation Product Provided; Third Party Valuation Product Provided. Correction.	02/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8287.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020141	XXX	XXX	Pouge	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				02/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8287.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020141	XXX	XXX	Pouge	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, not applicable loan amount is less than $XXX. Exception cleared.			Third Party Valuation Product Provided.	02/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8287.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020141	XXX	XXX	Pouge	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8287.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020123	XXX	XXX	Kearney Jr	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34176.48.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020123	XXX	XXX	Kearney Jr	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34176.48.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020173	XXX	XXX	Namer	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12555.85.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020173	XXX	XXX	Namer	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12555.85.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020198	XXX	XXX	Freeman	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Loan is XXX. XXX and appraisal requirements met.	11/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020198	XXX	XXX	Freeman	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX Status is Not Found	The originator XXX status is Not Found.

XXX not found on XXX search. XXX IDs listed on final CD revert to the realestate broker XXX. ; Received updated XXX search on the originator. Originator is Authorized to Conduct XXX. Exception cleared.	Change status of 'Originator XXX Status is Not Found' from Active to Open Rebuttal.;
Received updated XXX search on the originator. Originator is Authorized to Conduct Business for XXX. Exception cleared.	XXX	The originator XXX status is Active; Received updated XXX search on the originator. Originator is Authorized to Conduct XXX. Exception cleared.	12/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020136	XXX	XXX	Beluk	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and Acknowledgement of Notice to receive copy of appraisal. Downgraded to a B	07/28/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020136	XXX	XXX	Beluk	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	07/29/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020136	XXX	XXX	Beluk	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/29/2022	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020138	XXX	XXX	Hartley	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/29/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47344.58.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020138	XXX	XXX	Hartley	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/29/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47344.58.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020138	XXX	XXX	Hartley	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; Appraisal fee increased from $XXX to $XXX, COC in file dated XXX, missing LE XXX	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received copy of COC and LE dated XXX Updating loan accordingly. ; Appraisal fee increased from XXX to XXX COC in file dated XXX missing LE XXX	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	08/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47344.58.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020138	XXX	XXX	Hartley	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; Received copy of COC and LE dated XXX Updating loan accordingly.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47344.58.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020138	XXX	XXX	Hartley	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Appraisal fee increased from $XXX to $XXX, COC in file dated XXX, missing LE XXX	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received copy of COC and LE dated XXX Updating loan accordingly. ; Appraisal fee increased from XXX to XXX COC in file dated XXX missing LE XXX	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	08/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $47344.58.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020137	XXX	XXX	Barra	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing rent-free housing history based on FICO score of XXX no derogatory credit since inception, XXX LTV XXX below program maximum) and XXX months reserves	XXX	08/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020137	XXX	XXX	Barra	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020137	XXX	XXX	Barra	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020195	XXX	XXX	Slupchynskyj	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020195	XXX	XXX	Slupchynskyj	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020195	XXX	XXX	Slupchynskyj	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020194	XXX	XXX	Skiles	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three XXX days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is missing from the file.	Initial CD provided.	XXX	Exception resolved	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19636.68.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020194	XXX	XXX	Skiles	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19636.68.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020199	XXX	XXX	Mendoza	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, but appraisal receipt within XXX days not located in the file. Please provide.; Lender Acknowledged XXX Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;	XXX	01/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020199	XXX	XXX	Mendoza	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Please provide.	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))' from Active to Open Rebuttal.;
Received copy of Appraisal/Valuation Acknowledgment dated XXX Exception cleared.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020199	XXX	XXX	Mendoza	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;
Per Lender Guidelines, not applicable loan amount is less than $XXX  Exception cleared.
; CDA provided - updated loan accordingly.	Change status of 'Third Party Valuation Product not Provided.' from Active to Revoked.;
Per Lender Guidelines, not applicable loan amount is less than XXX ; ;
Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.;	XXX	Third Party Valuation Product Provided. CDA provided dated XXX. ; CDA provided - updated loan accordingly.	01/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020172	XXX	XXX	Hegazy	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9830.50.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020172	XXX	XXX	Hegazy	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9830.50.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020172	XXX	XXX	Hegazy	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))			Evidence of Appraisal Delivery to the Borrower Provided.; Evidence of Appraisal Delivery to the Borrower Provided.	03/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9830.50.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020174	XXX	XXX	Corn	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15060.98.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020174	XXX	XXX	Corn	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15060.98.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020126	XXX	XXX	Maceira	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020126	XXX	XXX	Maceira	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020125	XXX	XXX	Jones Jr	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020125	XXX	XXX	Jones Jr	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020124	XXX	XXX	Gima	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.; Client provided guideline exception allowing for payment shock exceeding guidelines based on no lates in past XXX year, XXX DTI , XXX months in reserves, XXX in residual income, stable employment (XXX years) and pays additional XXX for children's rent.	XXX		03/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $82678.28.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020124	XXX	XXX	Gima	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $82678.28.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020145	XXX	XXX	Sucher	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14178.84.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020145	XXX	XXX	Sucher	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXX is after the note date of XXX			.;	03/31/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14178.84.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020144	XXX	XXX	Mathews	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TX Constitution A6 Total Indebtedness Test	This loan failed the total indebtedness test due to one of the following findings:
(Texas Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX% of the fair market value of the homestead on the date the extension of credit is made.No CLTV ratio was provided. For XXX Constitution XXX this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX% of the fair market value of the homestead on the date the extension of credit is made.	This loan passed the total indebtedness test.
 (Texas Constitution, Article 16, Section 50 (a)(6)(B), as amended XXX)
																	The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead does not exceed XXX% of the fair market value of the homestead on the date the extension of credit is made.	03/30/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020144	XXX	XXX	Mathews	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020144	XXX	XXX	Mathews	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/29/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020147	XXX	XXX	Stephenson	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8898.54.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020147	XXX	XXX	Stephenson	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8898.54.; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	MD Credit Regulations Mortgage Loan DTI Provided Test	This loan failed the DTI provided test. ( XXX)
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (XXX) or Chapter 8 (XXX).

See XXX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.	This loan passed the DTI provided test. ( XXX )
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (XXX) or Chapter 8 (XXX).

																	See MD Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020148	XXX	XXX	Warden	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX) , XXX )
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date ofXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
														For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.	HPML loan has established escrows and met the appraisal delivery requirement			03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020143	XXX	XXX	Choe	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score isXXX.			Third party valuation product provided, value supported.	03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020143	XXX	XXX	Choe	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third party valuation product provided, value supported.	03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020143	XXX	XXX	Choe	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020146	XXX	XXX	Madrigal	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Cannot validate XXX as it came from an unacceptable source ( credit card). Should be backed out from funds and borrower needed to bring in at closing.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
															XXX - Per the final 1003, two XXX were used for cash to close and reserves. Added these XXX to the assets screen to clear exception.	XXX	XXX - Per the final 1003, XXX additional accounts were used for cash to close and reserves. Added these accounts to the assets screen to clear exception.	04/27/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020146	XXX	XXX	Madrigal	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 34.63. Per Lenders final Credit risk summary and final 1003 they did not include the Student Loans into the DTI as per guides using .XXX% of the balance as there is no payment showing on the credit report.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															XXX - Per guidelines, Max DTI is XXX based on the XXX LTV. Updating guideline amount to clear exception.	XXX	Documentation provided to support Qualifying DTI below XXX.	04/27/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020146	XXX	XXX	Madrigal	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of 6.00 or $33105.08.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
															XXX - Per the final 1003, XXX additional XXX were used for cash to close and reserves. Added these XXX to the assets screen to clear exception.	XXX	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of 6.00 or $33105.08.	04/27/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020146	XXX	XXX	Madrigal	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/28/2022	Borrower 1 has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020127	XXX	XXX	Grice	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	XXX Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Lender approved program exception for XXX NSF in XXX month period. Lender cited no derog credit since XXX and stable employment of XXX years on current job as compensating factors.	XXX	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020127	XXX	XXX	Grice	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020128	XXX	XXX	Ram	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; XXX percent tolerance in the amount of $XXX for increase in Recording fees on PCCD XXX. Initial Recording fee amount $XXX which is allowed to increase up to XXX% to $XXX without COC. Recording fee increased on PCCD to $XXX. Lender cure credit for increase above legal limit $XXX applied however, not enough to cure tolerance. Need COC, PCCD, or evidence of refund to borrower in the amount of $XXX.	This loan passed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	05/13/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020128	XXX	XXX	Ram	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Fees increased above tolerance of XXX%. Lender partially reimbursed $XXX, total reimbursement required to cure tolerance violation $XXX.; The Recording Fee increased from $XXX to $XXX without a valid coc in the loan file on the revised CD issued XXX, however, a cost to cure was given in the amount of $XXX, but the Recording fee increased again on the PCCD issued XXX in the amount of $XXX, but an additional cost to cure in the amount of $XXX required for the increase was not provided.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020128	XXX	XXX	Ram	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	DTI of XXX% exceeds guideline max of 50%. The lender did not include the borrower existing primary residence PITIA.; Received LOX for Ford property showing the tax amount was higher than originally stated. Per the calculation provided, the PI payment (mortgage statement pg. 687) was not included in the calculation. Provide updated calculation or verification the loan on the Ford property was paid in full.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated 1003, 1008, Base Income Calculation and VOE showing borrower received Bonus income from XXX. This income was not part of the original calculation. Updating loan - exception cleared. ; Received LOX for XXX property showing the tax amount was higher than originally stated. Per the calculation provided, the PI payment (mortgage statement pg. 687) was not included in the calculation. Provide updated calculation or verification the loan on the XXX property was paid in full.	XXX	Documentation provided to support Qualifying DTI below XXX.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020165	XXX	XXX	Grande	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Lender inital and final 1003 missing housing history ( i.e. months in current residence along with previous residence to substantiate a XXX months housing history); also missing years of employment on both applications to support employment history.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received LOX with updated 1003. Current residency has been owned for XXX months (bank statements showing payments provided). Exception cleared.	XXX	Final Loan Application is Present	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020165	XXX	XXX	Grande	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020169	XXX	XXX	Bednaz	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged HPML Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24673.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020169	XXX	XXX	Bednaz	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24673.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020169	XXX	XXX	Bednaz	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX.	Change status of 'Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))' from Active to Open Rebuttal.;
Input error. The Date loan was Ack as HPML was XXX (not XXX XXX is a bank holiday and does not count. Therefore XXX business days elapsed, and the disclosure packet went out on the XXX Exception cleared.	XXX	The Right to Receive Appraisal Disclosure provided to the borrower onXXX was provided within XXX days of application date of XXX.	05/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24673.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020168	XXX	XXX	Howard	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Copy of COC and Initial CD dated XXX received. Updating loan to resolve exception. ; Per the Disclosure tracker, there was an initial CD issued XXX sent to the borrower but not in the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXXl" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13580.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020168	XXX	XXX	Howard	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The tolerance is valid, because the initial CD is missing from the loan file.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13580.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020168	XXX	XXX	Howard	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13580.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020168	XXX	XXX	Howard	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13580.80.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020171	XXX	XXX	Paz	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8237.70.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020171	XXX	XXX	Paz	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8237.70.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020167	XXX	XXX	Rahmatullah	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The income on the 1008, Credit Risk Summary, Lender Approval, Remaining Income Worksheets is incorrect. States $XXX monthly, should have $XXX. Need updated CRSE.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Final 1008 received. Exception cleared.	XXX	The transmittal summary is Present	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020167	XXX	XXX	Rahmatullah	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Information exception - no action required.	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020167	XXX	XXX	Rahmatullah	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. ; Per Guidelines, XXX Max Payment shock is XXX%.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Received updated XXX - client acknowledges Program-Payment Shock. Borrower is a First Time Homebuyer. Compensating Factors: Qualifying Credit Score is XXX (Housing Ratio) or XXX (Total); Residual Income of XXX - last XXX months; Qualifying LTV is XXX Acknowledged by client	XXX	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020167	XXX	XXX	Rahmatullah	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum XXX Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Aproved Exception for Limited Tradelines. Compensating Factors: Qualifying credit score XXX- last XXX months and Qualifying LTV XXX	XXX	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024020164	XXX	XXX	Conant	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25986.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020164	XXX	XXX	Conant	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Per Disclosure Tracking Summary file missing CD XXX and XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CDs dated XXX and XXX Updating loan. ; Per Disclosure Tracking Summary file missing CD XXX and XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	05/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25986.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020164	XXX	XXX	Conant	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its APR calculated per the requirements of XXX CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than $XXX but greater than or equal to $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%.	This loan has an APR within the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its APR calculated per the requirements of XXX CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than $XXX but greater than or equal to $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX%.	05/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25986.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	A		A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020170	XXX	XXX	Pertile	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42993.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020170	XXX	XXX	Pertile	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42993.80.
																			; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020166	XXX	XXX	Quisumbing	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	05/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020166	XXX	XXX	Quisumbing	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Third party valuation product provided, value supported.	12/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020162	XXX	XXX	WegWeiser	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Per Lender Guidelines, not applicable loan amount is less than $XXX.. Exception cleared.	Third Party Valuation Product Provided. Update	05/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16999.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020162	XXX	XXX	WegWeiser	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16999.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020162	XXX	XXX	WegWeiser	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.	Documentation provided to support Qualifying DTI below XXX.	05/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16999.36.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020163	XXX	XXX	Crane	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock exceeds lender guidelines	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020163	XXX	XXX	Crane	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Housing history does not meet guidelines. Client provided a guideance exception for Mortgage History/payment shock, property has been owned free and clear according to C/R since XXX per lender. Per mortgage statements in file XXX months provided, however, included current primary PITI due to pending sale which did not close prior to purchase of new	XXX	Housing delinquency meets guidelines.	05/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020163	XXX	XXX	Crane	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020163	XXX	XXX	Crane	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020163	XXX	XXX	Crane	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10363.98.
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020186	XXX	XXX	Lewis	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020186	XXX	XXX	Lewis	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020184	XXX	XXX	Beciri	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21126.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020184	XXX	XXX	Beciri	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	05/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21126.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020184	XXX	XXX	Beciri	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Third party valuation product provided, value supported.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21126.14.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020191	XXX	XXX	Poe	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22895.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020191	XXX	XXX	Poe	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX not provided.	Third party valuation product provided, value supported.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22895.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020191	XXX	XXX	Poe	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22895.90.
																			; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020187	XXX	XXX	Mitchell	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Initial CD is missing from file. Per Disclosure Tracking Summary dated XXX is dated XXX.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received Initial CD dated XXX Updating loan accordingly. ; Initial CD is missing from file. Per Disclosure Tracking Summary dated XXX is dated XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXXree business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	06/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020187	XXX	XXX	Mitchell	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged HPML Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.; Lender Acknowledged XXX Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.	06/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020187	XXX	XXX	Mitchell	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020189	XXX	XXX	Dyer	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11926.68.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020189	XXX	XXX	Dyer	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11926.68.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020193	XXX	XXX	Tabet	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39455.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020193	XXX	XXX	Tabet	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39455.81.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020190	XXX	XXX	Marano	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing payment shock exceeding XXX based on CR Score of XXX DTI, XXX years employment stability, residual income of XXX and XXX LTV.	XXX	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020190	XXX	XXX	Marano	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020185	XXX	XXX	Reed	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020185	XXX	XXX	Reed	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence 11.00 years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020188	XXX	XXX	Sarris	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial - The final 1008 does not include the current primary property which shows to be retained on the final 1003. The Tax/Insurance payment is included in our calculation; resulting in the DTI being significantly higher. Provide an updated 1008 including this calculation or advise (with documentation) showing the property is no longer being retained/sold.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received final 1008. Calculations match - exception cleared.	XXX	The transmittal summary is Present	07/19/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020188	XXX	XXX	Sarris	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	05/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020192	XXX	XXX	Zeitune	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	05/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19718.35.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020192	XXX	XXX	Zeitune	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history only provided for XXX months.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with copy of Credit Report. Borrower took possession in XXX. No payment would have been due until XXX. The Credit Report shows that there were no lates and the last mortgage billing statement shows paid thorugh XXX. Exception cleared. ; Housing history only provided for XXX months.	XXX	Housing delinquency meets guidelines.	06/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19718.35.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020192	XXX	XXX	Zeitune	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00. Section 16.7.2 indicates the minimum or floor expense ration used to calculate qualifying income is XXX%. The lender used the expense ratio of XXX% from the CPA letter.	Documentation provided to support Qualifying DTI below XXX.	05/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19718.35.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020192	XXX	XXX	Zeitune	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	05/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19718.35.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020192	XXX	XXX	Zeitune	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Section 16.7.2 indicates the minimum or floor expense ration used to calculate qualifying income is XXX%. The lender used the expense ratio of XXX% from the CPA letter.	The borrower income verification does match approval	05/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19718.35.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020192	XXX	XXX	Zeitune	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. Section 16.7.2 indicates the minimum or floor expense ration used to calculate qualifying income is XXX%. The lender used the expense ratio of XXX% from the CPA letter.	The coborrower income verification does match approval	05/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19718.35.
; Borrower 1 has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020135	XXX	XXX	Tosill	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.
05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10622.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020135	XXX	XXX	Tosill	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10622.52.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020132	XXX	XXX	Ceja	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020132	XXX	XXX	Ceja	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/19/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020131	XXX	XXX	Garcia	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11002.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020131	XXX	XXX	Garcia	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11002.08.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020134	XXX	XXX	Mahon III	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14633.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020134	XXX	XXX	Mahon III	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14633.38.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024020133	XXX	XXX	Majett	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
client provided asset exception- GL requires XXX months reserves and borrower client approved exception for XXX months reserves.	XXX	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of 6.00 or $22993.07.	06/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020133	XXX	XXX	Majett	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX.	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX.	05/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020133	XXX	XXX	Majett	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	05/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020133	XXX	XXX	Majett	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. Per file an exception was granted for XXX months reserves and XXX need XXX months reserves; need proof of assets to close = down pmt, XXX and closing costs less seller credit XXX.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Received LOX, Cash to close was only XXX per the CD in the file. We have sufficent assets for this, not sure where the XXX figure above. Reviewed final CD - verified the amount. Exception cleared.	XXX	Sufficient cash to close is documented.	06/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020133	XXX	XXX	Majett	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial-Lender to provide details on student loans and current payments and/or deferrals not included in DTI; file missing documented proof of student loan deferrals as well as current payments as indicated per 1003; DTI review with updated student loan documents from lender.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX - Per guidelines, when no payment reporting on credit, XXX payment is considered. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	06/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024020130	XXX	XXX	Vaillancourt	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Lender guidelines require XXX months or mortgage/rental history. The credit report supports only XXX Month. for the primary residence..Will need documentation to support XXX months of Housing History.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX showing the current mortgage plus documentation showing Refinance on the property which has XXX additional months of payments. Exception cleared.	XXX	Housing delinquency meets guidelines.	06/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7963.78.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020130	XXX	XXX	Vaillancourt	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX. Exception issued for the required loan amount. Please see the Credit Risk Summary & Exception on Pg 1387	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Lender provided guideline exception allowing for loan amount to be less than product minimum based on XXX FICO and on current job for XXX years.	XXX	05/31/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7963.78.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024020130	XXX	XXX	Vaillancourt	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7963.78.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A